UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-08200

Bridgeway Funds, Inc.

(Exact name of registrant as specified in charter)

20 Greenway Plaza, Suite 450

Houston, Texas 77046

(Address of principal executive offices) (Zip code)

John N. R. Montgomery, President

Bridgeway Funds, Inc.

20 Greenway Plaza, Suite 450

Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (713) 661-3500

Date of fiscal year end:   June 30

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 97.92%
Aerospace & Defense - 0.87%
Spirit Aerosystems Holdings, Inc.*	40,000	$ 1,814,400

Airlines - 6.65%
Alaska Air Group, Inc.	40,200	3,297,204
Delta Air Lines, Inc.	46,500	2,263,620
JetBlue Airways Corp.*	95,300	2,012,736
Southwest Airlines Co.	69,800	3,127,040
United Continental Holdings, Inc.*	52,500	3,142,650

		13,843,250

Auto Components - 2.85%
Cooper-Standard Holding, Inc.*	14,500	1,041,680
Goodyear Tire & Rubber Co. (The)	66,400	2,189,872
Lear Corp.	24,200	2,690,314

		5,921,866

Automobiles - 1.08%
General Motors Co.	71,500	2,247,245

Beverages - 1.92%
Constellation Brands, Inc., Class A	13,000	1,964,170
Dr. Pepper Snapple Group, Inc.	22,800	2,038,776

		4,002,946

Biotechnology - 1.15%
Gilead Sciences, Inc.	26,000	2,388,360

Building Products - 1.72%
American Woodmark Corp.*	34,000	2,536,060
U.S. Concrete, Inc.*	17,500	1,042,650

		3,578,710

Chemicals - 1.09%
Koppers Holdings, Inc.*	52,500	1,179,675
Kraton Performance Polymers, Inc.*	63,000	1,089,900

		2,269,575

Commercial Banks - 1.75%
Canadian Imperial Bank of Commerce/Canada	15,000	1,120,650
Royal Bank of Canada+	43,700	2,515,372

		3,636,022

Computers & Peripherals - 3.30%
Apple, Inc.	33,600	3,662,064

Industry Company	Shares	Value

Computers & Peripherals (continued)
HP, Inc.	196,100	$2,415,952
Seagate Technology PLC+	22,800	785,460

		6,863,476

Construction & Engineering - 1.18%
Comfort Systems USA, Inc.	77,000	2,446,290

Consumer Finance - 2.99%
Cash America International, Inc.	50,000	1,932,000
Navient Corp.	96,000	1,149,120
Santander Consumer USA Holdings, Inc.*	101,900	1,068,931
Synchrony Financial*	72,500	2,077,850

		6,227,901

Containers & Packaging - 1.31%
Crown Holdings, Inc.*	54,800	2,717,532

Diversified Financial Services - 3.59%
Berkshire Hathaway, Inc., Class B*	8,700	1,234,356
Citigroup, Inc.	42,000	1,753,500
Interactive Brokers Group, Inc., Class A+	58,000	2,280,560
Voya Financial, Inc.	73,900	2,200,003

		7,468,419

Diversified Telecommunication Services - 1.91%
FairPoint Communications, Inc.*+	65,000	967,200
Windstream Holdings, Inc.+	392,100	3,011,328

		3,978,528

Electronic Equipment, Instruments & Components - 2.96%
Acuity Brands, Inc.	12,000	2,617,680
Flextronics International, Ltd.*	207,700	2,504,862
TTM Technologies, Inc.*	155,000	1,030,750

		6,153,292

Energy Equipment & Services - 0.80%
Tidewater, Inc.	115,000	785,450
Unit Corp.*+	100,000	881,000

		1,666,450

Financials - 1.88%
Global Payments, Inc.	60,000	3,918,000

Food & Staples Retailing - 1.81%
Ingles Markets, Inc., Class A	40,500	1,518,750

www.bridgeway.com	1

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Food & Staples Retailing (continued)
Kroger Co. (The)	58,600	$2,241,450

		3,760,200

Food Products - 2.89%
Dean Foods Co.+	94,000	1,628,080
Hormel Foods Corp.	55,400	2,395,496
Tyson Foods, Inc., Class A	30,000	1,999,800

		6,023,376

Health Care Equipment & Supplies - 4.35%
DENTSPLY SIRONA, Inc.	34,400	2,120,072
Edwards Lifesciences Corp.*	55,000	4,851,550
Henry Schein, Inc.*	12,000	2,071,560

		9,043,182

Health Care Providers & Services - 3.16%
AMN Healthcare Services, Inc.*	121,500	4,083,615
Civitas Solutions, Inc.*	37,000	644,910
MEDNAX, Inc.*	28,500	1,841,670

		6,570,195

Hotels, Restaurants & Leisure - 4.66%
Arcos Dorados Holdings, Inc., Class A*	344,300	1,291,125
Boyd Gaming Corp.*	120,000	2,479,200
Isle of Capri Casinos, Inc.*	112,000	1,568,000
McDonald’s Corp.	17,000	2,136,560
Starbucks Corp.	37,400	2,232,780

		9,707,665

Insurance - 3.29%
Aflac, Inc.	43,000	2,715,020
Manulife Financial Corp.+	138,700	1,959,831
Prudential Financial, Inc.	30,000	2,166,600

		6,841,451

Internet & Catalog Retail - 1.58%
1-800-Flowers.com, Inc., Class A*	161,300	1,271,044
Amazon.com, Inc.*	3,400	2,018,376

		3,289,420

Internet Software & Services - 2.27%
eBay, Inc.*	95,300	2,273,858
Facebook, Inc., Class A*	21,500	2,453,150

		4,727,008

IT Services - 4.49%
CSG Systems International, Inc.+	55,000	2,483,800

Industry Company	Shares	Value

IT Services (continued)
Fiserv, Inc.*	25,000	$ 2,564,500
Heartland Payment Systems, Inc.	22,500	2,172,825
Jack Henry & Associates, Inc.	25,000	2,114,250

		9,335,375

Machinery - 4.06%
John Bean Technologies Corp.	68,600	3,869,726
Meritor, Inc.*	150,000	1,209,000
Roper Technologies, Inc.	11,500	2,101,855
Wabash National Corp.*	96,000	1,267,200

		8,447,781

Materials - 1.03%
Trinseo SA*+	58,400	2,149,704

Metals & Mining - 0.85%
AK Steel Holding Corp.*	426,100	1,759,793

Oil, Gas & Consumable Fuels - 6.18%
Antero Resources Corp.*	111,400	2,770,518
Baytex Energy Corp.+	302,800	1,202,116
Encana Corp.	195,000	1,187,550
McDermott International, Inc.*+	411,100	1,681,399
Tesoro Corp.	35,900	3,087,759
Valero Energy Corp.	45,600	2,924,784

		12,854,126

Paper & Forest Products - 0.43%
Resolute Forest Products, Inc.*+	161,199	888,207

Pharmaceuticals - 1.06%
Diplomat Pharmacy, Inc.*+	80,400	2,202,960

Real Estate Investment Trusts (REITs) - 2.24%
Equinix, Inc.	7,700	2,546,467
Public Storage	7,700	2,123,891

		4,670,358

Road & Rail - 0.31%
YRC Worldwide, Inc.*	68,600	639,352

Semiconductors & Semiconductor Equipment - 2.19%
Lam Research Corp.+	30,000	2,478,000
Micron Technology, Inc.*	197,900	2,072,013

		4,550,013

Software - 2.06%
Adobe Systems, Inc.*	22,000	2,063,600

2	Quarterly Report | March 31, 2016 (Unaudited)

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Software (continued)
MSCI, Inc.	30,000	$ 2,222,400

		4,286,000

Specialty Retail - 5.32%
Lithia Motors, Inc., Class A	20,800	1,816,464
Newell Rubbermaid, Inc.+	50,000	2,214,500
O’Reilly Automotive, Inc.*	9,700	2,654,502
Select Comfort Corp.*	104,000	2,016,560
Ulta Salon Cosmetics & Fragrance, Inc.*	12,200	2,363,628

		11,065,654

Trading Companies & Distributors - 3.71%
AerCap Holdings NV*	26,800	1,038,768
Beacon Roofing Supply, Inc.*	50,000	2,050,500
Pool Corp.	25,000	2,193,500
United Rentals, Inc.*	38,700	2,406,753
Veritiv Corp.*	992	36,962

		7,726,483

Water Utilities - 0.98%
American Water Works Co., Inc.	29,700	2,047,221

TOTAL COMMON STOCKS - 97.92%		203,727,786

(Cost $191,809,471)

Industry Company		Shares	Value

EXCHANGE TRADED NOTE - 1.22%
Exchange Traded Note - 1.22%
VelocityShares Daily Inverse ETN*+		98,400	2,546,592

TOTAL EXCHANGE TRADED NOTE - 1.22%			2,546,592

(Cost $2,496,741)

Rate^		Shares	Value

MONEY MARKET FUND - 0.00%
Dreyfus Cash Management Fund	0.30%	271	271

TOTAL MONEY MARKET FUND - 0.00%			271

(Cost $271)

	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 9.07%
Dreyfus Cash Management Fund**	0.30%	18,876,643	$18,876,643

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 9.07%			18,876,643

(Cost $ 18,876,643)

TOTAL INVESTMENTS - 108.21%			225,151,292

(Cost $ 213,183,126)
Liabilities in Excess of Other Assets - (8.21%)			(17,084,995)

NET ASSETS - 100.00%			$208,066,297

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2016.
^	Rate disclosed as of March 31, 2016.
+	This security or a portion of the security is out on loan as of March 31, 2016. Total loaned securities had a value of $18,423,105 as of March 31, 2016.

ETN - Exchange Traded Note

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 03/31/2016 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$203,727,786	$—	$—	$203,727,786
Exchange Traded Note	2,546,592	—	—	2,546,592
Money Market Fund	—	271	—	271
Investments Purchased with Cash Proceeds from Securities Lending	—	18,876,643	—	18,876,643

TOTAL	$206,274,378	$18,876,914	$—	$225,151,292

See Notes to Schedule of Investments.

www.bridgeway.com	3

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 97.84%
Aerospace & Defense - 1.71%
Ducommun, Inc.*	52,300	$ 797,575
LMI Aerospace, Inc.*+	40,000	340,400
Vectrus, Inc.*	28,200	641,550

		1,779,525

Air Freight & Logistics - 0.90%
Air T, Inc.*+	20,400	492,864
Radiant Logistics, Inc.*+	122,900	438,753

		931,617

Auto Components - 0.31%
China XD Plastics Co., Ltd.*+	69,700	224,434
SORL Auto Parts, Inc.*	56,700	102,060

		326,494

Beverages - 0.58%
Primo Water Corp.*	60,000	605,400

Biotechnology - 1.28%
CoLucid Pharmaceuticals, Inc.*+	50,000	310,000
MacroCure, Ltd.*	200,000	178,000
MEI Pharma, Inc.*	390,000	491,400
Nexvet Biopharma PLC*	44,400	145,632
QLT, Inc.*	102,900	204,771

		1,329,803

Capital Markets - 0.63%
Monroe Capital Corp.+	47,300	655,105

Chemicals - 3.66%
Core Molding Technologies, Inc.	75,000	936,000
Gulf Resources, Inc.*	259,000	416,990
LSB Industries, Inc.*+	147,700	1,883,175
Rentech, Inc.*	258,300	573,426

		3,809,591

Commercial Banks - 7.09%
American National Bankshares, Inc.	19,000	481,270
Bank of Commerce Holdings	22,900	145,415
Bankwell Financial Group, Inc.+	16,000	313,120
Bar Harbor Bankshares+	33,000	1,096,260
C&F Financial Corp.+	5,200	198,640
Civista Bancshares, Inc.+	8,600	88,666
Coastway Bancorp, Inc.*+	8,700	109,011

Industry Company	Shares	Value

Commercial Banks (continued)
Farmers National Banc Corp.+	22,400	$ 199,584
First Bancorp, Inc.+	15,500	302,405
First Business Financial Services, Inc.	28,100	644,333
First United Corp.*	12,000	131,400
FS Bancorp, Inc.	5,000	125,950
Northrim BanCorp, Inc.	16,600	396,906
NV5 Global, Inc.*+	59,600	1,599,068
Old Line Bancshares, Inc.+	23,513	423,939
Old Second Bancorp, Inc.*	88,400	633,828
Shore Bancshares, Inc.+	28,000	335,440
Your Community Bankshares, Inc.	4,900	153,468

		7,378,703

Commercial Services & Supplies - 0.99%
Cenveo, Inc.*	413,400	173,628
Civeo Corp.*	350,000	430,500
Performant Financial Corp.*	191,200	325,040
Virco Manufacturing Corp.*	32,200	99,176

		1,028,344

Communications Equipment - 4.95%
Bel Fuse, Inc., Class B	65,000	949,000
Ceragon Networks, Ltd.*	169,600	215,392
ClearOne, Inc.+	10,000	116,000
Digi International, Inc.*	60,650	571,929
EMCORE Corp.*	162,200	811,000
Oclaro, Inc.*+	440,500	2,378,700
Zhone Technologies, Inc.*	72,100	115,360

		5,157,381

Computers & Peripherals - 0.31%
TransAct Technologies, Inc.	40,200	327,228

Construction & Engineering - 0.12%
Integrated Electrical Services, Inc.*+	8,200	120,294

Consumer Finance - 2.58%
Consumer Portfolio Services, Inc.*	174,300	737,289
Nicholas Financial, Inc.*	36,800	397,072
Regional Management Corp.*	90,900	1,555,299

		2,689,660

Distributors - 0.21%
VOXX International Corp.*	48,900	218,583

4	Quarterly Report | March 31, 2016 (Unaudited)

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Diversified Consumer Services - 2.25%
Cambium Learning Group, Inc.*+	167,250	$ 714,157
ITT Educational Services, Inc.*+	383,700	1,185,633
Lincoln Educational Services Corp.*+	180,000	446,400

		2,346,190

Diversified Telecommunication Services - 1.42%
Alaska Communications
Systems Group, Inc.*	368,213	655,419
HC2 Holdings, Inc.*+	178,700	682,634
MRV Communications, Inc.*+	16,006	145,014

		1,483,067

Electrical Equipment - 2.83%
Allied Motion Technologies, Inc.+	56,400	1,015,200
Highpower International, Inc.*+	183,200	342,584
LSI Industries, Inc.	104,800	1,231,400
TCP International Holdings, Ltd.*	100,000	122,000
Ultralife Corp.*	46,700	239,104

		2,950,288

Electronic Equipment, Instruments & Components - 4.49%
American Superconductor Corp.*+	128,000	972,800
IEC Electronics Corp.*	36,700	165,150
Kemet Corp.*	210,000	405,300
Key Tronic Corp.*+	37,100	265,265
Maxwell Technologies, Inc.*+	264,500	1,571,130
NAPCO Security Technologies, Inc.*+	110,000	687,500
Radisys Corp.*	153,300	605,535

		4,672,680

Energy Equipment & Services - 2.21%
Basic Energy Services, Inc.*+	190,300	525,228
Gulfmark Offshore, Inc., Class A*+	90,800	560,236
Key Energy Services, Inc.*	743,400	274,612
Nuverra Environmental Solutions, Inc.*	45,800	13,282
Parker Drilling Co.*	402,406	853,101

Industry Company	Shares	Value

Energy Equipment & Services (continued)
Seventy Seven Energy, Inc.*	132,000	$ 76,573

		2,303,032

Food Products - 0.23%
S&W Seed Co.*+	57,100	238,678

Gas Utilities - 0.16%
Delta Natural Gas Co., Inc.	7,100	164,365

Health Care Equipment & Supplies - 3.14%
Bellerophon Therapeutics, Inc.*+	100,000	246,000
FONAR Corp.*	64,100	985,858
Sientra, Inc.*+	298,600	2,042,424

		3,274,282

Health Care Providers & Services - 2.38%
Chembio Diagnostics, Inc.*+	107,500	643,925
Five Star Quality Care, Inc.*	332,000	760,280
RadNet, Inc.*	222,600	1,075,158

		2,479,363

Hotels, Restaurants & Leisure - 3.37%
Bravo Brio Restaurant Group, Inc.*	109,700	850,175
Century Casinos, Inc.*	106,400	655,424
Golden Entertainment, Inc.*	35,300	382,652
Luby’s, Inc.*	63,200	306,520
Red Lion Hotels Corp.*	82,300	693,789
Town Sports International Holdings, Inc.*	217,800	625,086

		3,513,646

Household Durables - 4.56%
Bassett Furniture Industries, Inc.	16,000	509,760
Hooker Furniture Corp.	81,400	2,673,990
Lifetime Brands, Inc.	33,000	497,310
Stanley Furniture Co., Inc.*	40,000	106,000
ZAGG, Inc.*+	106,100	955,961

		4,743,021

Insurance - 1.08%
Blue Capital Reinsurance Holdings, Ltd.	23,300	417,536
First Acceptance Corp.*+	43,500	78,300
Health Insurance Innovations, Inc., Class A*+	46,400	283,504

www.bridgeway.com	5

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Insurance (continued)
Kingstone Cos., Inc.	42,200	$ 348,572

		1,127,912

Internet & Catalog Retail - 0.68%
CafePress, Inc.*	64,800	239,112
Gaiam, Inc., Class A	58,000	371,200
US Auto Parts Network, Inc.*	37,200	95,232

		705,544

Internet Software & Services - 2.89%
Autobytel, Inc.*	58,200	1,010,352
Brightcove, Inc.*	127,200	793,728
Demand Media, Inc.*	101,000	505,000
Marchex, Inc., Class B	103,200	459,240
Support.com, Inc.*	285,800	245,788

		3,014,108

IT Services - 3.26%
Edgewater Technology, Inc.*+	27,499	214,217
Information Services Group, Inc.*	97,600	383,568
NCI, Inc., Class A*	87,000	1,218,870
Newtek Business Services Corp.+	98,963	1,237,038
PRGX Global, Inc.*	71,300	336,536

		3,390,229

Machinery - 1.48%
Accuride Corp.*	304,300	471,665
Ampco-Pittsburgh Corp.	20,700	287,937
Hardinge, Inc.	22,800	284,316
Supreme Industries, Inc., Class A	30,900	273,156
Xerium Technologies, Inc.*	43,800	228,636

		1,545,710

Marine - 0.36%
Global Ship Lease, Inc.	321,600	369,840

Media - 0.80%
Lee Enterprises, Inc.*+	360,200	648,360
Salem Media Group, Inc.	32,000	184,320

		832,680

Metals & Mining - 4.55%
A-Mark Precious Metals, Inc.	112,700	2,242,730
Olympic Steel, Inc.+	102,800	1,779,468
Ryerson Holding Corp.*+	129,000	717,240

		4,739,438

Industry Company	Shares	Value

Multiline Retail - 0.65%
Bon-Ton Stores, Inc. (The)*+	297,200	$ 674,644

Oil, Gas & Consumable Fuels - 2.98%
Adams Resources & Energy, Inc.	4,900	195,902
Cloud Peak Energy, Inc.*+	389,900	760,305
Comstock Resources, Inc.*+	429,600	328,859
Energy XXI, Ltd.	472,600	294,383
Geopark, Ltd.*+	43,900	128,627
PrimeEnergy Corp.*+	4,300	143,276
Triangle Petroleum Corp.*	606,900	329,122
W&T Offshore, Inc.*+	418,700	916,953

		3,097,427

Personal Products - 1.09%
Mannatech, Inc.*+	9,500	212,040
Natural Alternatives International, Inc.*+	68,300	924,099

		1,136,139

Pharmaceuticals - 1.52%
Avalanche Biotechnologies, Inc.*+	132,200	683,474
Dipexium Pharmaceuticals, Inc.*+	24,600	233,946
Juniper Pharmaceuticals, Inc.*	100,900	666,949

		1,584,369

Real Estate Investment Trusts (REITs) - 1.37%
Armada Hoffler Properties, Inc.	111,900	1,258,875
BRT Realty Trust*	24,200	168,190

		1,427,065

Real Estate Management & Development - 0.71%
Nam Tai Property, Inc.+	121,100	743,554

Road & Rail - 2.36%
P.A.M. Transportation Services, Inc.*	32,537	1,002,140
USA Truck, Inc.*	77,000	1,450,680

		2,452,820

Semiconductors & Semiconductor Equipment - 5.77%
Mattson Technology, Inc.*	482,600	1,761,490
NeoPhotonics Corp.*+	197,800	2,777,112
Sigma Designs, Inc.*	216,000	1,468,800

		6,007,402

6	Quarterly Report | March 31, 2016 (Unaudited)

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Software - 1.84%
Bsquare Corp.*+	155,700	$ 921,744
Covisint Corp.*	115,500	231,000
FalconStor Software, Inc.*	86,500	115,910
GlobalSCAPE, Inc.	41,400	157,320
NetSol Technologies, Inc.*+	70,000	488,600

		1,914,574

Specialty Retail - 1.05%
hhgregg, Inc.*+	106,000	223,660
Sears Hometown & Outlet Stores, Inc.*+	135,500	869,910

		1,093,570

Textiles, Apparel & Luxury Goods - 1.49%
Crown Crafts, Inc.+	26,100	241,425
Delta Apparel, Inc.*	5,900	112,926
Lakeland Industries, Inc.*+	97,900	1,201,233

		1,555,584

Thrifts & Mortgage Finance - 7.50%
Atlantic Coast Financial Corp.*+	37,100	224,084
BSB Bancorp, Inc.*+	14,500	325,815
Cape Bancorp, Inc.	40,800	548,352
Charter Financial Corp.	101,000	1,363,500
Entegra Financial Corp.*+	8,700	151,119
ESSA Bancorp, Inc.+	38,100	513,969
Fox Chase Bancorp, Inc.	7,000	135,240
Hingham Institution for Savings	5,200	619,372
Impac Mortgage Holdings, Inc.*+	74,000	1,026,380
MMA Capital Management Llc*	20,700	336,789
Ocean Shore Holding Co.+	19,600	343,392
Provident Financial Holdings, Inc.+	15,000	255,750
Prudential Bancorp, Inc.	8,800	126,016
Pulaski Financial Corp.+	17,200	277,780
Security National Financial Corp., Class A*	41,055	208,970
SI Financial Group, Inc.	34,000	473,620
Territorial Bancorp, Inc.	33,700	878,222

		7,808,370

Trading Companies & Distributors - 2.05%
General Finance Corp.*+	68,300	311,448
Huttig Building Products, Inc.*	28,600	105,248
MFC Industrial, Ltd.*	155,900	308,682
Titan Machinery, Inc.*+	86,800	1,003,408

Industry Company	Shares	Value

Trading Companies & Distributors (continued)
Willis Lease Finance Corp.*	19,000	$ 410,210

		2,138,996

TOTAL COMMON STOCKS - 97.84%		101,886,315

(Cost $106,782,554)

	Rate^	Shares	Value

MONEY MARKET FUND - 1.22%
Dreyfus Cash Management Fund	0.30%	1,269,551	1,269,551

TOTAL MONEY MARKET FUND - 1.22%			1,269,551

(Cost $1,269,551)

	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 16.82%
Dreyfus Cash Management Fund**	0.30%	17,515,695	17,515,695

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 16.82%			17,515,695

(Cost $17,515,695)

TOTAL INVESTMENTS - 115.88%			120,671,561
(Cost $125,567,800)
Liabilities in Excess of Other Assets - (15.88%)			(16,536,429)

NET ASSETS - 100.00%			$104,135,132

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2016.
^	Rate disclosed as of March 31, 2016.
+	This security or a portion of the security is out on loan as of March 31, 2016. Total loaned securities had a value of $16,944,653 as of March 31, 2016.

LLC - Limited Liability Company

PLC - Public Limited Company

www.bridgeway.com	7

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Summary of inputs used to value the Fund’s investments as of 03/31/2016 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$101,886,315	$—	$—	$101,886,315
Money Market Fund	—	1,269,551	—	1,269,551
Investments Purchased with Cash Proceeds from Securities Lending	—	17,515,695	—	17,515,695

TOTAL	$101,886,315	$18,785,246	$—	$120,671,561

See Notes to Schedule of Investments.

8	Quarterly Report | March 31, 2016 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.49%
Aerospace & Defense - 1.45%
Air Industries Group+	3,000	$ 18,210
Arotech Corp.*+	234,163	569,016
CPI Aerostructures, Inc.*	58,079	425,719
Ducommun, Inc.*	55,400	844,850
Erickson, Inc.*+	154,645	255,164
Innovative Solutions & Support, Inc.*	132,354	348,091
LMI Aerospace, Inc.*+	104,558	889,789
SIFCO Industries, Inc.*	55,046	511,377
Sparton Corp.*	48,300	868,917
Sypris Solutions, Inc.*	25,000	23,750
Tel-Instrument Electronics Corp.*+	15,000	62,400

		4,817,283

Air Freight & Logistics - 0.26%
Radiant Logistics, Inc.*	247,200	882,504

Auto Components - 1.11%
China XD Plastics Co., Ltd.*	56,000	180,320
Fuel Systems Solutions, Inc.*+	18,000	99,540
Horizon Global Corp.*	50,000	629,000
Shiloh Industries, Inc.*+	144,300	740,259
SORL Auto Parts, Inc.*	109,900	197,820
Spartan Motors, Inc.	191,500	756,425
Strattec Security Corp.	19,100	1,096,149

		3,699,513

Beverages - 1.23%
Castle Brands, Inc.*	549,187	516,291
Craft Brew Alliance, Inc.*+	92,200	758,806
MGP Ingredients, Inc.	60,862	1,475,295
Primo Water Corp.*	112,930	1,139,464
Reed’s, Inc.*	45,000	210,150

		4,100,006

Biotechnology - 6.51%
Actinium Pharmaceuticals, Inc.*+	240,200	477,998
Akebia Therapeutics, Inc.*+	81,250	732,062
Aquinox Pharmaceuticals, Inc.*+	12,000	105,840
Aratana Therapeutics, Inc.*+	46,983	259,346
Ardelyx, Inc.*+	25,000	194,250
Argos Therapeutics, Inc.*+	81,424	521,114
Arqule, Inc.*	291,493	466,389
Asterias Biotherapeutics, Inc.*+	138,363	650,306
AVEO Pharmaceuticals, Inc.*	233,087	214,440

Industry Company	Shares	Value

Biotechnology (continued)
BIND Therapeutics, Inc.*+	113,593	$ 249,905
BioSpecifics Technologies Corp.*+	22,314	776,973
Biota Pharmaceuticals, Inc.	168,470	252,705
Calithera Biosciences, Inc.*+	77,850	442,188
Cara Therapeutics, Inc.*+	58,867	366,153
CareDx, Inc.*+	90,750	450,120
Cerulean Pharma, Inc.*+	102,623	278,108
ChemoCentryx, Inc.*+	50,000	124,500
Codexis, Inc.*+	232,500	723,075
Conatus Pharmaceuticals, Inc.*+	168,000	359,520
Concert Pharmaceuticals, Inc.*	43,500	594,210
CorMedix, Inc.*+	232,701	616,658
Curis, Inc.*	220,000	354,200
Dicerna Pharmaceuticals, Inc.*+	45,000	241,200
Eleven Biotherapeutics, Inc.*	50,000	15,950
Fate Therapeutics, Inc.*	404,537	728,167
Genocea Biosciences, Inc.*+	128,200	992,268
Geron Corp.*+	315,000	919,800
GlycoMimetics, Inc.*+	109,764	654,193
Immunomedics, Inc.*+	288,900	722,250
Invivo Therapeutics Holdings Corp.*+	66,350	463,123
IsoRay, Inc.*+	265,300	238,770
Kura Oncology, Inc.*	63,000	255,150
Loxo Oncology, Inc.*+	30,000	820,200
Medgenics, Inc.*+	100,000	440,000
MediciNova, Inc.*+	77,710	570,391
Minerva Neurosciences, Inc.*+	91,097	559,336
NanoViricides, Inc.*+	225,000	492,750
Nivalis Therapeutics, Inc.*	60,000	250,200
Oragenics, Inc.*	60,500	55,660
OvaScience, Inc.*+	25,000	237,250
PharmAthene, Inc.*	513,244	970,031
Protalix BioTherapeutics, Inc.*	318,630	267,808
Proteon Therapeutics, Inc.*+	11,835	91,603
Rigel Pharmaceuticals, Inc.*	150,000	312,000
Synthetic Biologics, Inc.*+	484,905	1,144,376
Tokai Pharmaceuticals, Inc.*+	60,000	336,600
Trevena, Inc.*+	37,337	308,777
Vanda Pharmaceuticals, Inc.*+	35,000	292,600

www.bridgeway.com	9

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Biotechnology (continued)
Vitae Pharmaceuticals, Inc.*+	10,100	$ 66,963

		21,657,476

Building Products - 0.11%
Alpha Pro Tech, Ltd.*	211,200	384,384

Capital Markets - 2.21%
Calamos Asset
Management, Inc., Class A	98,500	836,265
Capitala Finance Corp.+	81,280	975,360
FBR & Co.+	53,575	969,172
Institutional Financial Markets, Inc.	30,000	25,497
JMP Group LLC+	96,851	506,531
KCAP Financial, Inc.+	93,900	338,040
Medallion Financial Corp.+	86,711	800,343
Monroe Capital Corp.+	61,403	850,432
OFS Capital Corp.+	39,700	514,115
Oppenheimer Holdings, Inc., Class A+	31,550	497,859
Pzena Investment Management, Inc., Class A	52,800	398,640
Silvercrest Asset Management Group LLC, Class A	50,002	637,025

		7,349,279

Chemicals - 1.45%
BioAmber, Inc.*+	88,180	370,356
Chase Corp.+	17,800	936,102
China Green Agriculture, Inc.*	197,000	265,950
Core Molding Technologies, Inc.*+	65,100	812,448
Flexible Solutions International, Inc.*	1,200	1,092
Gulf Resources, Inc.*	285,900	460,299
KMG Chemicals, Inc.	40,100	925,107
Landec Corp.*	44,200	464,100
Marrone Bio Innovations, Inc.*+	181,200	163,080
Northern Technologies International Corp.*	13,950	176,188
OMNOVA Solutions, Inc.*	44,600	247,976

		4,822,698

Commercial Banks - 10.85%
1st Constitution Bancorp*	12,733	161,200
Access National Corp.+	33,500	664,305

Industry Company	Shares	Value

Commercial Banks (continued)
American National Bankshares, Inc.	31,746	$ 804,126
American River Bankshares*	56,000	568,960
AmeriServ Financial, Inc.	155,671	465,456
Anchor Bancorp, Inc.*+	22,000	540,760
Auburn National Bancorporation, Inc.+	2,974	84,015
Bank of Commerce Holdings	87,441	555,250
Bankwell Financial Group, Inc.	8,000	156,560
Bar Harbor Bankshares+	18,000	597,960
BCB Bancorp, Inc.	55,212	552,672
C&F Financial Corp.	15,400	588,280
Carolina Bank Holdings, Inc.*+	27,000	438,750
Century Bancorp, Inc., Class A	23,272	905,513
Chemung Financial Corp.+	29,998	790,447
Citizens Holding Co.+	20,670	444,405
CNB Financial Corp.	52,100	916,439
Codorus Valley Bancorp, Inc.	20,691	418,372
Colony Bankcorp, Inc.*+	16,668	153,179
Community West Bancshares	38,357	260,828
Enterprise Bancorp, Inc.+	12,602	330,676
Evans Bancorp, Inc.+	16,701	407,504
Farmers Capital Bank Corp.+	57,149	1,509,877
Financial Institutions, Inc.+	31,900	927,333
First Bancorp+	33,200	625,820
First Bancorp, Inc.+	43,300	844,783
First Bancshares, Inc.+	40,194	628,232
First Business Financial Services, Inc.	42,308	970,122
First Northwest Bancorp*	15,000	193,050
First South Bancorp, Inc.+	33,322	274,906
First United Corp.*	9,200	100,740
Guaranty Bancorp	42,440	656,122
Heritage Commerce Corp.	49,300	493,493
Higher One Holdings, Inc.*	233,528	913,094
Landmark Bancorp, Inc.+	11,586	289,766
Macatawa Bank Corp.	71,500	446,875
MBT Financial Corp.	119,185	959,439
Medley Management, Inc., Class A+	20,000	110,000
Merchants Bancshares, Inc.+	28,700	853,538
MidSouth Bancorp, Inc.+	93,600	714,168
MutualFirst Financial, Inc.+	38,911	980,557

10	Quarterly Report | March 31, 2016 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Banks (continued)
Northeast Bancorp	35,000	$ 371,350
Northrim BanCorp, Inc.	34,700	829,677
Ohio Valley Banc Corp.+	19,500	424,125
Old Second Bancorp, Inc.*	118,690	851,007
Pacific Mercantile Bancorp*+	103,319	723,233
Peapack Gladstone Financial Corp.+	39,777	672,231
Penns Woods Bancorp, Inc.+	16,400	632,056
Peoples Bancorp of North Carolina, Inc.	34,901	649,159
Premier Financial Bancorp, Inc.	43,837	690,871
QCR Holdings, Inc.+	33,900	808,515
Republic First Bancorp, Inc.*+	23,000	96,830
Royal Bancshares of Pennsylvania, Inc., Class A*	78,195	166,555
Select Bancorp, Inc.*	10,076	80,608
Shore Bancshares, Inc.	83,400	999,132
Sierra Bancorp	42,900	778,635
Southern First Bancshares, Inc.*	32,215	786,368
Southern National Bancorp of Virginia, Inc.	70,892	845,033
Suffolk Bancorp	37,000	933,880
Sussex Bancorp+	23,000	287,500
Unity Bancorp, Inc.+	15,000	170,550
Veritex Holdings, Inc.*+	10,000	145,300
West Bancorporation, Inc.	48,200	878,686

		36,118,873

Commercial Services & Supplies - 1.12%
Acme United Corp.	3,000	49,020
AMREP Corp.*+	17,000	74,800
Ascent Capital Group, Inc., Class A*+	20,000	296,200
Casella Waste Systems, Inc., Class A*	23,656	158,495
CECO Environmental Corp.	26,856	166,776
Cenveo, Inc.*+	382,098	160,481
CompX International, Inc.	3,200	33,600
Ecology & Environment, Inc., Class A	3,000	30,120
Fuel Tech, Inc.*	69,400	121,450
Intersections, Inc.*+	85,300	209,838
Patriot National, Inc.*+	105,000	808,500
Performant Financial Corp.*	391,000	664,700

Industry Company	Shares	Value

Commercial Services & Supplies (continued)
TRC Cos., Inc.*+	94,275	$ 683,494
Versar, Inc.*	107,800	260,876

		3,718,350

Communications Equipment - 2.44%
Aviat Networks, Inc.*	350,239	248,670
Bel Fuse, Inc., Class B	35,100	512,460
Black Box Corp.	31,764	427,861
Clearfield, Inc.*+	48,300	776,181
Communications Systems, Inc.	83,700	615,195
Digi International, Inc.*	70,000	660,100
EMCORE Corp.*	118,580	592,900
KVH Industries, Inc.*	60,410	576,915
Numerex Corp., Class A*+	120,408	734,489
PC-Tel, Inc.	147,000	702,660
RELM Wireless Corp.*+	245,900	1,111,468
Tessco Technologies, Inc.	44,500	740,925
Westell Technologies, Inc., Class A*	362,000	423,540

		8,123,364

Computers & Peripherals - 1.45%
Astro-Med, Inc.	32,800	454,608
Concurrent Computer Corp.+	81,300	479,670
Datalink Corp.*+	123,700	1,130,618
Imation Corp.*+	195,100	302,405
Intevac, Inc.*	57,933	260,698
Novatel Wireless, Inc.*+	253,800	449,226
Qumu Corp.*+	36,400	167,804
TransAct Technologies, Inc.	100,688	819,600
USA Technologies, Inc.*+	171,400	747,304

		4,811,933

Construction & Engineering - 1.04%
Goldfield Corp. (The)*	63,480	107,916
Layne Christensen Co.*+	36,430	261,932
Northwest Pipe Co.*+	50,295	463,720
Orion Marine Group, Inc.*+	215,544	1,116,518
Sterling Construction Co., Inc.*	207,736	1,069,840
Willdan Group, Inc.*	45,000	434,250

		3,454,176

Construction Materials - 0.17%
United States Lime & Minerals, Inc.+	9,663	579,877

www.bridgeway.com	11

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Finance - 0.80%
Asta Funding, Inc.*+	122,300	$1,089,693
Atlanticus Holdings Corp.*	60,812	182,436
Consumer Portfolio Services, Inc.*	155,100	656,073
QC Holdings, Inc.*	66,600	46,620
Regional Management Corp.*+	40,000	684,400

		2,659,222

Containers & Packaging - 0.22%
AEP Industries, Inc.	10,900	719,400

Distributors - 0.36%
AMCON Distributing Co.+	3,900	312,390
VOXX International Corp.*	198,501	887,299

		1,199,689

Diversified Consumer Services - 0.84%
Career Education Corp.*	169,550	769,757
Collectors Universe, Inc.	36,960	613,536
ITT Educational Services, Inc.*+	37,500	115,875
Lincoln Educational Services Corp.*+	153,400	380,432
National American University Holdings, Inc.	350,988	498,403
Universal Technical Institute, Inc.+	93,400	402,554

		2,780,557

Diversified Financial Services - 1.31%
Ashford, Inc.*+	4,000	182,360
California First National Bancorp	74,257	976,480
Fxcm, Inc.+	26,000	279,240
GAIN Capital Holdings, Inc.	94,400	619,264
Impac Mortgage Holdings, Inc.*+	25,000	346,750
JG Wentworth Co.*	65,802	80,278
Marlin Business Services Corp.	64,500	922,995
Resource America, Inc., Class A+	130,700	754,139
Stonegate Mortgage Corp.*+	35,000	200,900

		4,362,406

Diversified Telecommunication Services - 1.30%
Alaska Communications Systems Group, Inc.*	243,000	432,540
Hawaiian Telcom Holdco, Inc.*	24,686	581,355
HC2 Holdings, Inc.*+	123,900	473,298

Industry Company	Shares	Value

Diversified Telecommunication Services (continued)
IDT Corp., Class B	50,567	$ 788,340
Lumos Networks Corp.*+	35,000	449,400
Ooma, Inc.*+	50,000	295,000
Straight Path Communications, Inc., Class B*+	42,470	1,317,844

		4,337,777

Electric Utilities - 0.12%
Spark Energy, Inc., Class A+	21,500	387,000

Electrical Equipment - 1.32%
Allied Motion Technologies, Inc.	35,650	641,700
Espey Manufacturing & Electronics Corp.	10,700	263,220
Global Power Equipment Group, Inc.+	167,300	334,600
Highpower International, Inc.*	50,000	93,500
PowerSecure International, Inc.*	79,500	1,485,855
Preformed Line Products Co.	8,489	310,018
SL Industries, Inc.*	20,250	688,500
Ultralife Corp.*	112,400	575,488

		4,392,881

Electronic Equipment, Instruments & Components - 3.92%
Agilysys, Inc.*	60,000	612,600
American Superconductor Corp.*+	37,025	281,390
Control4 Corp.*+	80,000	636,800
Electro Rent Corp.+	44,200	409,292
Electro Scientific Industries, Inc.	143,500	1,026,025
Frequency Electronics, Inc.*	41,000	409,180
ID Systems, Inc.*	83,000	360,220
IEC Electronics Corp.*	73,450	330,525
IntriCon Corp.*	21,500	136,955
Iteris, Inc.*+	272,520	664,949
Kemet Corp.*	397,058	766,322
Key Tronic Corp.*	57,200	408,980
Maxwell Technologies, Inc.*+	61,500	365,310
MOCON, Inc.	12,800	177,280
NAPCO Security Technologies, Inc.*	81,576	509,850
PAR Technology Corp.*	104,750	694,492
PCM, Inc.*	74,200	595,084
Perceptron, Inc.	100,000	485,000
Radisys Corp.*+	329,300	1,300,735

12	Quarterly Report | March 31, 2016 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components (continued)
RF Industries, Ltd.+	35,000	$ 94,500
Richardson Electronics, Ltd.	102,011	526,377
SMTC Corp.*	149,000	223,500
Vicon Industries, Inc.*	29,900	28,106
Vishay Precision Group, Inc.*+	71,900	1,007,319
Wayside Technology Group, Inc.	50,398	861,806
Wireless Telecom Group, Inc.*	93,100	122,892

		13,035,489

Energy - 0.12%
FuelCell Energy, Inc.*+	60,000	406,200

Energy Equipment & Services - 2.16%
Basic Energy Services, Inc.*+	100,000	276,000
Dawson Geophysical Co.*	232,139	1,060,875
Enservco Corp.*	241,298	139,953
Forbes Energy Services, Ltd.*	152,000	68,400
Geospace Technologies Corp.*+	46,663	575,821
Gulf Island Fabrication, Inc.	117,800	924,730
Gulfmark Offshore, Inc., Class A*+	25,000	154,250
Key Energy Services, Inc.*	557,200	205,830
Mitcham Industries, Inc.*	193,400	591,804
Natural Gas Services Group, Inc.*	68,600	1,483,818
Pioneer Energy Services Corp.*	180,000	396,000
SAExploration Holdings, Inc.*+	97,015	66,940
Seventy Seven Energy, Inc.*	200,000	116,020
Superior Drilling Products, Inc.*	166,187	227,676
Willbros Group, Inc.*	425,000	905,250

		7,193,367

Food Products - 1.09%
Griffin Industrial Realty, Inc.	13,300	326,648
Inventure Foods, Inc.*+	44,000	248,600
John B. Sanfilippo & Son, Inc.*	15,900	1,098,531
Lifeway Foods, Inc.+	90,152	976,346
Rocky Mountain Chocolate Factory, Inc.	10,000	101,700
Seneca Foods Corp., Class A*	25,000	868,500

		3,620,325

Industry Company	Shares	Value

Gas Utilities - 0.47%
Delta Natural Gas Co., Inc.	40,000	$ 926,000
Gas Natural, Inc.	83,800	654,478

		1,580,478

Health Care Equipment & Supplies - 2.94%
AdCare Health Systems, Inc.	137,500	319,000
CryoLife, Inc.	107,270	1,153,152
Cutera, Inc.*	60,200	677,250
Digirad Corp.	100,000	496,000
ERBA Diagnostics, Inc.*	19,096	19,478
Iridex Corp.*	25,000	255,500
Kewaunee Scientific Corp.	14,000	233,100
Lantheus Holdings, Inc.*	84,802	160,276
LeMaitre Vascular, Inc.	50,000	776,000
Navidea Biopharmaceuticals, Inc.*	548,580	518,134
PhotoMedex, Inc.*	94,000	50,760
Retractable Technologies, Inc.*	34,000	73,100
Roka Bioscience, Inc.*	207,500	143,175
RTI Surgical, Inc.*	148,600	594,400
Seaspine Holdings Corp.*	22,200	325,008
Sientra, Inc.*+	30,200	206,568
Symmetry Surgical, Inc.*	20,000	197,200
TransEnterix, Inc.*+	75,000	318,750
Unilife Corp.*+	458,989	312,113
Utah Medical Products, Inc.	35,900	2,245,186
Veracyte, Inc.*+	129,200	697,680

		9,771,830

Health Care Providers & Services - 2.16%
Addus HomeCare Corp.*	28,600	491,634
Alliance HealthCare Services, Inc.*+	60,900	437,871
Almost Family, Inc.*+	2,400	89,376
BioScrip, Inc.*+	305,000	652,700
BioTelemetry, Inc.*	137,700	1,608,336
Everyday Health, Inc.*	160,000	896,000
Five Star Quality Care, Inc.*	228,800	523,952
InfuSystems Holdings, Inc.*	174,900	615,648
Juniper Pharmaceuticals, Inc.*	38,550	254,815
RadNet, Inc.*	89,800	433,734
Trupanion, Inc.*+	118,700	1,169,195

		7,173,261

Hotels, Restaurants & Leisure - 2.97%
Ark Restaurants Corp.	9,900	203,940
Bravo Brio Restaurant Group, Inc.*	122,929	952,700

www.bridgeway.com	13

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Carrols Restaurant Group, Inc.*	69,100	$ 997,804
Dover Downs Gaming & Entertainment, Inc.*	92,580	99,061
Dover Motorsports, Inc.	22,896	51,974
Empire Resorts, Inc.*+	10,000	136,500
Famous Dave’s of America, Inc.*+	45,200	275,268
Gaming Partners International Corp.*	56,300	554,555
Golden Entertainment, Inc.*	42,300	458,532
Ignite Restaurant Group, Inc.*+	151,300	490,212
Jamba, Inc.*+	65,662	811,582
Kona Grill, Inc.*+	67,500	874,125
Luby’s, Inc.*	135,600	657,660
Monarch Casino & Resort, Inc.*	34,485	671,078
Morgans Hotel Group Co.*	234,300	323,334
Nathan’s Famous, Inc.*+	12,000	523,200
Nevada Gold & Casinos, Inc.*+	120,000	258,000
Papa Murphy’s Holdings, Inc.*+	25,000	298,750
Peak Resorts, Inc.+	31,900	108,460
Red Lion Hotels Corp.*	74,900	631,407
Town Sports International Holdings, Inc.*	173,571	498,149

		9,876,291

Household Durables - 2.11%
Bassett Furniture Industries, Inc.	12,234	389,775
CSS Industries, Inc.	15,700	438,501
Dixie Group, Inc. (The)*+	160,600	676,126
Emerson Radio Corp.*	198,100	166,404
Flexsteel Industries, Inc.+	22,000	960,960
Hooker Furniture Corp.	33,300	1,093,905
Lifetime Brands, Inc.	65,000	979,550
P&F Industries, Inc., Class A	10,500	100,380
Skullcandy, Inc.*+	170,350	606,446
Stanley Furniture Co., Inc.*	129,383	342,865
Turtle Beach Corp.*+	333,800	380,532
ZAGG, Inc.*+	100,000	901,000

		7,036,444

Household Products - 0.44%
Oil-Dri Corp. of America	27,500	928,950
Orchids Paper Products Co.+	20,000	550,200

		1,479,150

Industry Company	Shares	Value

Independent Power Producers & Energy Traders - 0.17%
Genie Energy, Ltd., Class B*+	48,667	$ 370,356
Synthesis Energy Systems, Inc.*	176,464	197,640

		567,996

Insurance - 1.50%
1347 Property Insurance Holdings, Inc.*	38,400	228,096
American Independence Corp.*	7,500	149,250
Atlantic American Corp.	21,056	93,699
eHealth, Inc.*	45,000	422,550
Federated National Holding Co.	38,000	747,080
First Acceptance Corp.*	266,700	480,060
Hallmark Financial Services, Inc.*	80,400	924,600
Health Insurance Innovations, Inc., Class A*+	51,016	311,708
Independence Holding Co.+	63,990	1,018,721
Investors Title Co.	6,800	619,276

		4,995,040

Internet & Catalog Retail - 0.59%
CafePress, Inc.*	119,188	439,804
EVINE Live, Inc.*	431,286	504,605
Gaiam, Inc., Class A	93,400	597,760
US Auto Parts Network, Inc.*	164,751	421,763

		1,963,932

Internet Software & Services - 4.22%
Aerohive Networks, Inc.*+	77,100	384,729
Amber Road, Inc.*+	92,800	502,048
Brightcove, Inc.*	39,387	245,775
BroadVision, Inc.*+	72,749	563,805
Carbonite, Inc.*+	58,060	462,738
Connecture, Inc.*	75,000	192,000
Demand Media, Inc.*	212,500	1,062,500
Five9, Inc.*	65,500	582,295
Inuvo, Inc.*	219,000	387,630
Limelight Networks, Inc.*	276,537	500,532
Liquidity Services, Inc.*	104,000	538,720
Marchex, Inc., Class B	195,500	869,975
Marin Software, Inc.*+	96,600	291,732
QuinStreet, Inc.*	111,547	381,491
RealNetworks, Inc.*+	105,700	429,142
Reis, Inc.	42,100	991,455
Rightside Group Ltd*+	87,056	700,801

14	Quarterly Report | March 31, 2016 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Internet Software & Services (continued)
Spark Networks, Inc.*+	189,300	$ 420,246
Support.com, Inc.*	339,545	292,009
Synacor, Inc.*	100,000	140,000
TechTarget, Inc.*	45,900	340,578
TheStreet, Inc.+	242,700	300,948
Travelzoo, Inc.*	25,000	203,000
Tremor Video, Inc.*	496,600	874,016
Tucows, Inc., Class A*	22,500	505,125
United Online, Inc.*	73,900	852,806
YuMe, Inc.*	74,926	280,223
Zix Corp.*+	187,582	737,197

		14,033,516

IT Services - 2.02%
CIBER, Inc.*	215,000	453,650
Computer Task Group, Inc.+	99,830	510,131
CSP, Inc.	38,700	232,200
Edgewater Technology, Inc.*+	91,212	710,541
Information Services Group, Inc.*+	196,600	772,638
Innodata, Inc.*	197,955	447,378
Lionbridge Technologies, Inc.*	168,995	855,115
Mattersight Corp.*	152,477	611,433
ModusLink Global Solutions, Inc.*+	283,455	416,679
NCI, Inc., Class A*	38,430	538,404
PRGX Global, Inc.*+	178,800	843,936
StarTek, Inc.*+	65,000	273,000
WidePoint Corp.*	70,447	42,268

		6,707,373

Leisure Equipment & Products - 0.63%
Escalade, Inc.	39,780	468,211
JAKKS Pacific, Inc.*+	106,000	788,640
Johnson Outdoors, Inc., Class A	37,400	831,028

		2,087,879

Life Sciences Tools & Services - 0.75%
Enzo Biochem, Inc.*	268,800	1,223,040
Harvard Bioscience, Inc.*+	217,017	655,391
NanoString Technologies, Inc.*+	12,000	182,640
pSivida Corp.*	168,000	450,240

		2,511,311

Machinery - 3.75%
Accuride Corp.*	222,312	344,584
Ampco-Pittsburgh Corp.+	57,999	806,766

Industry Company	Shares	Value

Machinery (continued)
Chicago Rivet & Machine Co.+	10,000	$ 241,000
Commercial Vehicle Group, Inc.*	161,000	426,650
Dynamic Materials Corp.	68,900	446,472
Eastern Co. (The)	33,600	551,712
Gencor Industries, Inc.*	73,500	1,074,570
Graham Corp.+	45,900	913,869
Hardinge, Inc.	53,300	664,651
Hurco Companies, Inc.	51,334	1,693,509
Intelligent Systems Corp.*+	35,362	117,755
Key Technology, Inc.*	23,900	162,998
L.B. Foster Co., Class A	29,000	526,640
L.S. Starrett Co. (The), Class A	38,136	394,708
MFRI, Inc.*	71,100	497,700
Miller Industries, Inc.+	39,800	807,144
Supreme Industries, Inc., Class A	149,793	1,324,170
Twin Disc, Inc.*+	106,200	1,075,806
Xerium Technologies, Inc.*	79,550	415,251

		12,485,955

Media - 1.75%
A.H. Belo Corp., Class A	56,400	271,284
Ballantyne Strong, Inc.*	117,020	537,122
Beasley Broadcast Group, Inc., Class A	28,125	98,719
Emmis Communications Corp., Class A*	236,500	137,525
Harte-Hanks, Inc.	175,000	442,750
Lee Enterprises, Inc.*+	452,860	815,148
McClatchy Co. (The), Class A*	453,000	475,650
ReachLocal, Inc.*+	92,400	165,396
Saga Communications, Inc., Class A+	16,866	675,652
Salem Media Group, Inc.+	145,100	835,776
Sizmek, Inc.*	188,210	545,809
Spanish Broadcasting System, Inc., Class A*+	13,629	45,657
Townsquare Media, Inc., Class A*+	69,852	783,041

		5,829,529

Metals & Mining - 1.75%
A.M. Castle & Co.*+	173,200	467,640
A-Mark Precious Metals, Inc.	30,000	597,000
Energy Fuels, Inc.*+	131,274	290,116
Friedman Industries, Inc.	68,300	370,186
Gold Resource Corp.	233,600	544,288

www.bridgeway.com	15

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Metals & Mining (continued)
Olympic Steel, Inc.+	69,300	$1,199,583
Ryerson Holding Corp.*+	159,000	884,040
Synalloy Corp.+	104,897	830,784
Universal Stainless & Alloy Products, Inc.*+	63,078	642,765

		5,826,402

Multiline Retail - 0.28%
Bon-Ton Stores, Inc. (The)*+	150,439	341,497
Gordmans Stores, Inc.*+	255,100	576,526

		918,023

Oil, Gas & Consumable Fuels - 4.14%
Adams Resources & Energy, Inc.+	22,300	891,554
Aemetis, Inc.*+	204,139	416,444
Amyris, Inc.*+	277,748	308,300
Approach Resources, Inc.*	426,400	494,624
Aspen Aerogels, Inc.*+	179,630	808,335
Bill Barrett Corp.*+	52,100	324,062
Callon Petroleum Co.*	132,800	1,175,280
Cloud Peak Energy, Inc.*+	80,000	156,000
Comstock Resources, Inc.*+	266,175	203,757
Contango Oil & Gas Co.*	75,000	884,250
Earthstone Energy, Inc.*+	29,250	354,217
Emerald Oil, Inc.*+	13,475	3,638
Evolution Petroleum Corp.+	232,123	1,128,118
FieldPoint Petroleum Corp.*	30,000	15,852
Gastar Exploration, Inc.*	245,200	269,720
Harvest Natural Resources, Inc.*	224,500	135,373
Independence Contract Drilling, Inc.*+	148,000	705,960
ION Geophysical Corp.*+	31,334	253,179
Jones Energy, Inc., Class A*+	147,742	491,981
Panhandle Oil & Gas, Inc., Class A	23,594	408,412
PetroQuest Energy, Inc.*	743,800	450,668
Resolute Energy Corp.*	219,300	111,843
REX American Resources Corp.*+	20,249	1,123,212
Rex Energy Corp.*+	115,300	88,585
Ring Energy, Inc.*+	45,353	229,033
Solazyme, Inc.*+	247,396	502,214
Triangle Petroleum Corp.*	271,000	146,963
Uranium Energy Corp.*	145,000	108,460
VAALCO Energy, Inc.*	350,000	329,000
W&T Offshore, Inc.*+	175,000	383,250
Warren Resources, Inc.*	450,700	76,889
Westmoreland Coal Co.*+	75,000	540,750

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Yuma Energy, Inc.*	144,800	$ 29,829
Zion Oil & Gas, Inc.*	132,285	232,822

		13,782,574

Paper & Forest Products - 0.06%
Orient Paper, Inc.*	163,811	201,488

Personal Products - 0.52%
CCA Industries, Inc.*	15,752	54,344
Mannatech, Inc.*	13,600	303,552
Natural Alternatives International, Inc.*+	19,910	269,382
Nutraceutical International Corp.*	37,000	900,950
United-Guardian, Inc.	10,000	206,700

		1,734,928

Pharmaceuticals - 2.48%
AcelRx Pharmaceuticals, Inc.*+	188,000	579,040
Achaogen, Inc.*+	127,950	353,142
Agile Therapeutics, Inc.*	59,634	370,327
Alimera Sciences, Inc.*+	244,444	427,777
Ampio Pharmaceuticals, Inc.*+	228,400	513,900
Aralez Pharmaceuticals, Inc.*+	93,200	330,860
Corium International, Inc.*+	70,000	270,200
Cumberland Pharmaceuticals, Inc.*+	202,500	909,225
Durect Corp.*	283,600	382,860
Egalet Corp.*+	74,700	512,442
Endocyte, Inc.*+	155,000	480,500
Marinus Pharmaceuticals, Inc.*+	50,500	271,690
Ocera Therapeutics, Inc.*	94,800	278,712
Pain Therapeutics, Inc.*	285,353	636,337
Pernix Therapeutics Holdings, Inc.*+	482,056	506,159
Tonix Pharmaceuticals Holding Corp.*	94,401	227,506
Tracon Pharmaceuticals, Inc.*+	37,135	259,574
VIVUS, Inc.*+	462,800	647,920
vTv Therapeutics, Inc. Class A*	60,000	309,600

		8,267,771

Professional Services - 2.15%
CDI Corp.+	176,600	1,109,048
CRA International, Inc.*	54,500	1,070,380
Franklin Covey Co.*	33,334	586,345

16	Quarterly Report | March 31, 2016 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Professional Services (continued)
Hill International, Inc.*	326,171	$1,099,196
Hudson Global, Inc.	344,606	816,716
Mastech Holdings, Inc.*	6,250	45,125
RCM Technologies, Inc.*+	111,510	592,118
Volt Information Sciences, Inc.*	61,676	464,420
VSE Corp.	20,200	1,371,378

		7,154,726

Real Estate Management & Development - 0.79%
AV Homes, Inc.*+	52,800	599,808
Consolidated-Tomoka Land Co.+	21,249	980,429
Maui Land & Pineapple Co., Inc.*+	30,000	175,500
Stratus Properties, Inc.*	37,150	882,684

		2,638,421

Road & Rail - 0.73%
Covenant Transportation
Group, Inc., Class A*	30,700	742,633
PAM Transportation, Inc.*	23,400	720,720
Providence & Worcester Railroad Co.+	5,000	72,000
USA Truck, Inc.*	46,800	881,712

		2,417,065

Semiconductors & Semiconductor Equipment - 2.26%
Amtech Systems, Inc.*+	57,500	373,175
AXT, Inc.*	201,006	496,485
CyberOptics Corp.*	99,300	926,469
DSP Group, Inc.*	131,300	1,197,456
GigOptix, Inc.*	171,900	464,130
GSI Technology, Inc.*+	161,417	661,810
Intermolecular, Inc.*	347,600	879,428
inTEST Corp.*+	49,500	193,050
Kopin Corp.*	90,000	149,400
Mattson Technology, Inc.*	209,800	765,770
Pixelworks, Inc.*+	122,500	268,275
Sigma Designs, Inc.*	73,790	501,772
Ultra Clean Holdings, Inc.*	118,377	634,501

		7,511,721

Software - 1.58%
American Software, Inc., Class A	60,700	546,300
Bsquare Corp.*+	79,500	470,640
Covisint Corp.*+	90,600	181,200
Exa Corp.*+	74,000	958,300
FalconStor Software, Inc.*	311,000	416,740
Globalscape, Inc.	81,700	310,460
GSE Systems, Inc.*	195,125	528,789

Industry Company	Shares	Value

Software (continued)
Guidance Software, Inc.*+	167,481	$ 720,168
QAD, Inc., Class B+	8,250	146,850
Rosetta Stone, Inc.*	103,160	692,204
Smith Micro Software, Inc.*	75,400	44,486
Upland Software, Inc.*	34,000	233,580

		5,249,717

Specialty Retail - 2.23%
Aeropostale, Inc.*	158,600	31,482
Big 5 Sporting Goods Corp.	14,200	157,762
Build-A-Bear Workshop, Inc.*	29,500	383,205
Christopher & Banks Corp.*+	210,500	503,095
Destination Maternity Corp.*+	61,000	417,240
Destination XL Group, Inc.*	174,100	900,097
hhgregg, Inc.*+	211,700	446,687
Kirkland’s, Inc.*	19,500	341,445
New York & Co., Inc.*+	283,300	1,121,868
Pacific Sunwear of California, Inc.*	238,549	29,962
Sportsman’s Warehouse Holdings, Inc.*	55,000	693,000
Tandy Leather Factory, Inc.*+	62,000	430,900
Tilly’s, Inc., Class A*+	142,175	951,151
Trans World Entertainment Corp.*+	98,403	358,187
West Marine, Inc.*+	73,132	664,770

		7,430,851

Textiles, Apparel & Luxury Goods - 1.20%
Charles & Colvard, Ltd.*	50,521	58,099
Cherokee, Inc.*+	16,100	286,419
Culp, Inc.	36,016	944,340
Delta Apparel, Inc.*	32,988	631,390
Lakeland Industries, Inc.*+	40,857	501,315
Perry Ellis International, Inc.*	35,000	644,350
Rocky Brands, Inc.	72,200	919,828

		3,985,741

Thrifts & Mortgage Finance - 5.54%
ASB Bancorp, Inc.*+	21,000	509,040
Bank Mutual Corp.	129,000	976,530
Cape Bancorp, Inc.	42,102	565,851
Chicopee Bancorp, Inc.+	26,500	467,460
Citizens Community Bancorp, Inc.	35,600	318,620
Eagle Bancorp Montana, Inc.	6,289	76,411
ESSA Bancorp, Inc.	59,000	795,910

www.bridgeway.com	17

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
First Defiance Financial Corp.	26,900	$ 1,033,229
First Financial Northwest, Inc.	61,600	811,272
Fox Chase Bancorp, Inc.	3,433	66,326
Guaranty Federal Bancshares, Inc.+	20,856	312,214
HF Financial Corp.	36,700	660,600
Hingham Institution for Savings+	2,500	297,775
HMN Financial, Inc.*	25,000	281,500
Home Bancorp, Inc.	42,300	1,134,063
HopFed Bancorp, Inc.+	32,988	377,713
Lake Shore Bancorp, Inc.+	22,150	294,373
Lake Sunapee Bank Group+	20,250	283,095
Malvern Bancorp, Inc.*+	37,800	605,556
Ocean Shore Holding Co.	51,837	908,186
OceanFirst Financial Corp.+	29,200	516,256
Provident Financial Holdings, Inc.	63,617	1,084,670
Pulaski Financial Corp.	43,500	702,525
Riverview Bancorp, Inc.	138,006	579,625
Security National Financial Corp., Class A*+	40,517	206,232
SI Financial Group, Inc.	66,676	928,797
Southern Missouri Bancorp, Inc.	15,800	379,516
Territorial Bancorp, Inc.	22,300	581,138
Timberland Bancorp, Inc.	49,022	619,638
United Community Bancorp+	26,200	357,368
United Community Financial Corp.	137,800	808,886
Wayne Savings Bancshares, Inc.+	7,800	96,330
Westfield Financial, Inc.	94,100	793,263

		18,429,968

Trading Companies & Distributors - 1.27%
AeroCentury Corp.*	10,900	116,085
CAI International, Inc.*	43,000	415,380
EnviroStar, Inc.*+	35,000	109,200
General Finance Corp.*+	211,500	964,440
Houston Wire & Cable Co.+	156,400	1,093,236
Lawson Products, Inc.*+	32,400	634,392
Transcat, Inc.*	5,000	50,700
Willis Lease Finance Corp.*	39,000	842,010

		4,225,443

Water Utilities - 0.92%
Artesian Resources Corp., Class A	21,500	601,140

Industry Company	Shares	Value

Water Utilities (continued)
Cadiz, Inc.*+	71,700	$ 374,274
York Water Co., (The)	68,051	2,076,917

		3,052,331

Wireless Telecommunication Services - 0.16%
Boingo Wireless, Inc.*+	70,000	540,400

TOTAL COMMON STOCKS - 99.49%		331,081,584

(Cost $310,109,526)

EXCHANGE TRADED FUND - 0.34%
iShares Micro-Cap ETF+	16,525	1,122,378

TOTAL EXCHANGE TRADED FUND - 0.34%		1,122,378

(Cost $442,002)

RIGHTS - 0.00%
Zion Oil & Gas, Inc.Δ	1,323	—

TOTAL RIGHTS - 0.00%		—

(Cost $ — )
WARRANTS - 0.00%
Biotime, Inc., expire 10/01/18*+	16,058	10,117

TOTAL WARRANTS - 0.00%		10,117

(Cost $15,589)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.00%
Dreyfus Cash Management Fund	0.30%	68	68

TOTAL MONEY MARKET FUND - 0.00%			68

(Cost $68)

18	Quarterly Report | March 31, 2016 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 12.95%
Dreyfus Cash Management Fund**	0.30%	43,093,771	$43,093,771

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 12.95%			43,093,771

(Cost $ 43,093,771)

TOTAL INVESTMENTS - 112.78%			375,307,918
(Cost $ 353,660,956)
Liabilities in Excess of Other Assets - (12.78%)			(42,533,759)

NET ASSETS - 100.00%			$332,774,159

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2016.
^	Rate disclosed as of March 31, 2016.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
+	This security or a portion of the security is out on loan as of March 31, 2016. Total loaned securities had a value of $41,564,191 as of March 31, 2016.

LLC - Limited Liability Company

Summary of inputs used to value the Fund’s investments as of 03/31/2016 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$331,081,584	$—	$—	$331,081,584
Exchange Traded Fund	1,122,378	—	—	1,122,378
Rights	—	—	—	—
Warrants	10,117	—	—	10,117
Money Market Fund	—	68	—	68
Investments Purchased with Cash Proceeds from Securities Lending	—	43,093,771	—	43,093,771

TOTAL	$332,214,079	$43,093,839	$—	$375,307,918

See Notes to Schedule of Investments.

www.bridgeway.com	19

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 100.04%
Aerospace & Defense - 0.40%
AAR Corp.	400	$ 9,308
National Presto Industries, Inc.+	80	6,699

		16,007

Airlines - 1.01%
Hawaiian Holdings, Inc.*	600	28,314
SkyWest, Inc.	600	11,994

		40,308

Auto Components - 0.97%
Cooper-Standard Holding, Inc.*	200	14,368
Gentherm, Inc.*	400	16,636
Motorcar Parts of America, Inc.*	200	7,596

		38,600

Beverages - 0.97%
Coca-Cola Bottling Co. Consolidated	80	12,781
National Beverage Corp.*	550	23,276
Primo Water Corp.*	250	2,523

		38,580

Biotechnology - 3.05%
Dermira, Inc.*	350	7,238
Eagle Pharmaceuticals, Inc.*+	200	8,100
Emergent BioSolutions, Inc.*	450	16,357
Ligand Pharmaceuticals, Inc.*	230	24,631
Loxo Oncology, Inc.*+	200	5,468
Myriad Genetics, Inc.*+	800	29,944
Portola Pharmaceuticals, Inc.*	650	13,260
Prothena Corp. PLC*+	400	16,464

		121,462

Building Products - 1.26%
American Woodmark Corp.*	200	14,918
Gibraltar Industries, Inc.*	350	10,010
Tecnoglass, Inc.*+	300	3,795
Universal Forest Products, Inc.	250	21,455

		50,178

Capital Markets - 0.49%
BlackRock Capital Investment Corp.	850	7,998
Diamond Hill Investment Group, Inc.	35	6,208

Industry Company	Shares	Value

Capital Markets (continued)
INTL FCStone, Inc.*	200	$ 5,346

		19,552

Chemicals - 1.27%
Chemtura Corp.*	750	19,800
Innospec, Inc.	250	10,840
Kraton Performance Polymers, Inc.*	350	6,055
Stepan Co.	250	13,823

		50,518

Commercial Banks - 22.56%
1st Source Corp.	300	9,552
American National Bankshares, Inc.	100	2,533
Ameris Bancorp	350	10,353
Anchor BanCorp Wisconsin, Inc.*	100	4,506
Avenue Financial Holdings, Inc.*+	100	1,937
BancorpSouth, Inc.	1,050	22,375
Bank of Marin Bancorp	50	2,461
Bar Harbor Bankshares+	50	1,661
BBCN Bancorp, Inc.	900	13,671
Blue Hills Bancorp, Inc.+	300	4,101
BNC Bancorp	450	9,504
Bridge Bancorp, Inc.+	200	6,094
BSB Bancorp, Inc.*+	100	2,247
C1 Financial, Inc.*+	200	4,840
Camden National Corp.	100	4,200
Capital Bank Financial Corp., Class A+	300	9,255
Carolina Financial Corp.	150	2,784
Cascade Bancorp*	750	4,282
Cathay General Bancorp	900	25,497
CenterState Banks, Inc.	500	7,445
Century Bancorp, Inc., Class A	50	1,945
Chemical Financial Corp.+	450	16,060
Citizens & Northern Corp.+	150	2,982
CNB Financial Corp.	150	2,638
CoBiz Financial, Inc.	450	5,319
Columbia Banking System, Inc.	650	19,448
Community Bank System, Inc.	450	17,194
CommunityOne Bancorp*+	300	3,984
CU Bancorp*	200	4,234
Customers Bancorp, Inc.*	284	6,711
CVB Financial Corp.+	1,200	20,940
Eagle Bancorp, Inc.*	400	19,200

20	Quarterly Report | March 31, 2016 (Unaudited)

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Banks (continued)
Enterprise Bancorp, Inc.+	100	$ 2,624
Enterprise Financial Services Corp.	250	6,760
Farmers Capital Bank Corp.	100	2,642
FCB Financial Holdings, Inc., Class A*+	450	14,967
Financial Institutions, Inc.+	150	4,360
First Bancorp, Inc.+	100	1,951
First Busey Corp.	350	7,168
First Commonwealth Financial Corp.+	1,000	8,860
First Community Bancshares, Inc.	200	3,968
First Connecticut Bancorp, Inc.+	150	2,394
First Financial Corp.+	150	5,131
First Foundation, Inc.*	200	4,486
First Mid-Illinois Bancshares, Inc.	100	2,411
First Midwest Bancorp, Inc.	900	16,218
First of Long Island Corp. (The)	150	4,275
Flushing Financial Corp.	350	7,567
FNB Corp.	2,000	26,020
Fulton Financial Corp.	1,950	26,091
German American Bancorp, Inc.	150	4,830
Glacier Bancorp, Inc.	850	21,607
Great Southern Bancorp, Inc.	150	5,569
Great Western Bancorp, Inc.	650	17,725
Guaranty Bancorp	250	3,865
Hanmi Financial Corp.	350	7,707
Heartland Financial USA, Inc.	250	7,697
Heritage Financial Corp.	350	6,149
HomeTrust Bancshares, Inc.*	200	3,666
Horizon Bancorp+	150	3,708
Independent Bank Corp., MA	300	13,788
Independent Bank Corp., MI	250	3,637
International Bancshares Corp.+	750	18,495
Kearny Financial Corp.	1,050	12,967
Lakeland Bancorp, Inc.+	450	4,567
Lakeland Financial Corp.	200	9,156
MainSource Financial Group, Inc.	250	5,272
MBT Financial Corp.	250	2,012
Mercantile Bank Corp.	200	4,484

Industry Company	Shares	Value

Commercial Banks (continued)
Merchants Bancshares, Inc.+	100	$ 2,974
Monarch Financial Holdings, Inc.	150	2,491
National Bank Holdings Corp., Class A	350	7,137
National Bankshares, Inc.+	100	3,432
NBT Bancorp, Inc.	500	13,475
Northrim BanCorp, Inc.	100	2,391
NV5 Global, Inc.*+	100	2,683
Old Line Bancshares, Inc.+	100	1,803
Old Second Bancorp, Inc.*	300	2,151
Opus Bank+	350	11,900
Pacific Continental Corp.	200	3,226
Pacific Premier Bancorp, Inc.*	250	5,343
Park Sterling Corp.	500	3,335
Peapack Gladstone Financial Corp.+	150	2,535
Pinnacle Financial Partners, Inc.	475	23,304
Preferred Bank	150	4,538
QCR Holdings, Inc.+	150	3,578
Renasant Corp.	450	14,810
Republic Bancorp, Inc., Class A	200	5,166
Republic First Bancorp, Inc.*+	450	1,895
Sandy Spring Bancorp, Inc.	300	8,349
Seacoast Banking Corp. of Florida*	350	5,527
ServisFirst Bancshares, Inc.+	300	13,320
Shore Bancshares, Inc.	150	1,797
Sierra Bancorp	150	2,723
Simmons First National Corp., Class A	350	15,775
Southern First Bancshares, Inc.*	50	1,221
Southwest Bancorp, Inc.	250	3,763
State Bank Financial Corp.	350	6,916
Stock Yards Bancorp, Inc.	150	5,780
Suffolk Bancorp	150	3,786
Talmer Bancorp, Inc., Class A	750	13,568
Texas Capital Bancshares, Inc.*+	500	19,190
Tompkins Financial Corp.	150	9,600
TowneBank+	300	5,757
TriCo Bancshares	250	6,330
TriState Capital Holdings, Inc.*	300	3,780

www.bridgeway.com	21

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Banks (continued)
Union Bankshares Corp.	500	$ 12,315
Univest Corp. of Pennsylvania	200	3,902
Valley National Bancorp	2,650	25,281
WashingtonFirst Bankshares, Inc.	150	3,278
West Bancorporation, Inc.	150	2,735
Westamerica Bancorporation+	300	14,613
Wilshire Bancorp, Inc.	800	8,240
Yadkin Financial Corp.	350	8,285

		898,745

Commercial Services & Supplies - 1.21%
Casella Waste Systems, Inc., Class A*	400	2,680
Ennis, Inc.	300	5,865
INC Research Holdings, Inc., Class A*	600	24,726
Sykes Enterprises, Inc.*	500	15,090

		48,361

Communications Equipment - 1.11%
A10 Networks, Inc.*	650	3,848
Applied Optoelectronics, Inc.*+	150	2,236
Gigamon, Inc.*	400	12,408
NETGEAR, Inc.*	350	14,130
Oclaro, Inc.*+	1,250	6,750
ShoreTel, Inc.*	650	4,836

		44,208

Construction & Engineering - 3.10%
Argan, Inc.	150	5,274
Comfort Systems USA, Inc.	400	12,708
Dycom Industries, Inc.*+	350	22,634
Granite Construction, Inc.	450	21,510
Installed Building Products, Inc.*	350	9,313
KBR, Inc.	1,650	25,542
Stantec, Inc.	1,050	26,628

		123,609

Construction Materials - 0.22%
U.S. Concrete, Inc.*	150	8,937

Consumer Finance - 0.29%
Cash America International, Inc.	300	11,592

Containers & Packaging - 0.08%
AEP Industries, Inc.	50	3,300

Industry Company	Shares	Value

Diversified Consumer Services - 0.51%
Cambium Learning Group, Inc.*+	500	$ 2,135
Matthews International Corp., Class A	350	18,014

		20,149

Diversified Financial Services - 0.67%
GAIN Capital Holdings, Inc.	550	3,608
Sterling Bancorp	1,450	23,099

		26,707

Diversified Telecommunication Services - 1.20%
8X8, Inc.*	1,000	10,060
Cincinnati Bell, Inc.*	2,400	9,288
FairPoint Communications, Inc.*+	300	4,464
General Communication, Inc., Class A*	400	7,328
Iridium Communications, Inc.*+	1,100	8,657
ORBCOMM, Inc.*	800	8,104

		47,901

Electrical Equipment - 1.81%
AZZ, Inc.	300	16,980
Brady Corp., Class A+	550	14,762
Encore Wire Corp.	250	9,732
II-VI, Inc.*	700	15,197
LSI Industries, Inc.	300	3,525
Orbotech, Ltd.*	500	11,890

		72,086

Electronic Equipment, Instruments & Components - 0.50%
CUI Global, Inc.*+	250	2,020
Fabrinet*	400	12,940
Mesa Laboratories, Inc.+	50	4,817

		19,777

Food & Staples Retailing - 1.09%
PriceSmart, Inc.	350	29,603
Smart & Final Stores, Inc.*	850	13,770

		43,373

Food Products - 3.16%
Adecoagro SA*	1,350	15,593
B&G Foods, Inc.+	650	22,626
Cal-Maine Foods, Inc.+	500	25,955
Fresh Del Monte Produce, Inc.	600	25,242
John B. Sanfilippo & Son, Inc.*	100	6,909

22	Quarterly Report | March 31, 2016 (Unaudited)

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Food Products (continued)
Omega Protein Corp.*	250	$ 4,235
Snyders-Lance, Inc.+	800	25,184

		125,744

Gas Utilities - 0.46%
Chesapeake Utilities Corp.	150	9,445
Just Energy Group, Inc.+	1,500	8,925

		18,370

Health Care Equipment & Supplies - 2.86%
Atrion Corp.	20	7,907
AxoGen, Inc.*	350	1,876
Cantel Medical Corp.	450	32,112
Cynosure, Inc., Class A*	250	11,030
Invacare Corp.+	350	4,609
iRadimed Corp.*+	100	1,916
LeMaitre Vascular, Inc.	200	3,104
Masimo Corp.*	550	23,012
Natus Medical, Inc.*	350	13,451
Orthofix International Nv*	200	8,304
Vascular Solutions, Inc.*	200	6,506

		113,827

Health Care Providers & Services - 3.20%
AMN Healthcare Services, Inc.*	550	18,486
Chemed Corp.	200	27,090
China Cord Blood Corp.*	800	4,856
Civitas Solutions, Inc.*	400	6,972
CorVel Corp.*	200	7,884
Ensign Group, Inc. (The)+	600	13,584
LHC Group, Inc.*	200	7,112
National Research Corp., Class A+	350	5,443
PharMerica Corp.*	350	7,739
Surgical Care Affiliates, Inc.*	450	20,826
U.S. Physical Therapy, Inc.	150	7,460

		127,452

Health Care Technology - 1.08%
Allscripts Healthcare
Solutions, Inc.*	2,150	28,402
Quality Systems, Inc.	700	10,668
Vocera Communications, Inc.*	300	3,825

		42,895

Hotels, Restaurants & Leisure - 2.29%
Boyd Gaming Corp.*	1,250	25,825
Carrols Restaurant Group, Inc.*	350	5,054

Industry Company	Shares	Value

Hotels, Restaurants & Leisure (continued)
Century Casinos, Inc.*	250	$ 1,540
Churchill Downs, Inc.	200	29,576
Chuy’s Holdings, Inc.*+	200	6,214
Eldorado Resorts, Inc.*	550	6,292
Golden Entertainment, Inc.*	150	1,626
International Speedway Corp., Class A+	300	11,073
Monarch Casino & Resort, Inc.*	200	3,892

		91,092

Household Durables - 0.34%
Flexsteel Industries, Inc.+	100	4,368
Hooker Furniture Corp.	100	3,285
LGI Homes, Inc.*+	250	6,052

		13,705

Household Products - 1.39%
Central Garden & Pet Co., Class A*	500	8,145
Helen Of Troy, Ltd.*	300	31,107
WD-40 Co.	150	16,202

		55,454

Insurance - 5.11%
AMERISAFE, Inc.	200	10,508
Argo Group International Holdings Ltd.	300	17,217
EMC Insurance Group, Inc.	225	5,771
FBL Financial Group, Inc., Class A	300	18,456
Fidelity & Guaranty Life	650	17,056
Hilltop Holdings, Inc.*	1,100	20,768
Independence Holding Co.+	200	3,184
Investors Title Co.	20	1,821
James River Group Holdings, Ltd.	350	11,291
Kemper Corp.	600	17,742
Navigators Group, Inc. (The)*	150	12,581
ProAssurance Corp.	600	30,360
Selective Insurance Group, Inc.	650	23,797
United Fire Group, Inc.	300	13,146

		203,698

Internet & Catalog Retail - 0.37%
Blue Nile, Inc.	150	3,856
Nutrisystem, Inc.	350	7,305

www.bridgeway.com	23

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Internet & Catalog Retail (continued)
PetMed Express, Inc.+	200	$ 3,582

		14,743

Internet Software & Services - 1.29%
Autobytel, Inc.*	100	1,736
Five9, Inc.*	550	4,889
Internet Gold-Golden Lines, Ltd.*	200	2,724
NIC, Inc.	750	13,523
Stamps.com, Inc.*	200	21,256
XO Group, Inc.*	300	4,815
Zix Corp.*+	650	2,555

		51,498

IT Services - 3.41%
CACI International, Inc., Class A*	280	29,876
Convergys Corp.+	1,100	30,547
CSG Systems International, Inc.+	350	15,806
ExlService Holdings, Inc.*	400	20,720
Hackett Group, Inc. (The)	300	4,536
Luxoft Holding, Inc.*	350	19,261
TeleTech Holdings, Inc.	550	15,268

		136,014

Leisure Equipment & Products - 0.60%
Callaway Golf Co.	850	7,752
Smith & Wesson Holding Corp.*	600	15,972

		23,724

Life Sciences Tools & Services - 0.63%
Albany Molecular Research, Inc.*+	400	6,116
Enzo Biochem, Inc.*	500	2,275
Luminex Corp.*	500	9,700
NanoString Technologies, Inc.*+	200	3,044
NeoGenomics, Inc.*	600	4,044

		25,179

Machinery - 1.32%
Albany International Corp., Class A	350	13,156
Douglas Dynamics, Inc.	250	5,727
Global Brass & Copper Holdings, Inc.	250	6,237
Gorman-Rupp Co. (The)	300	7,779
John Bean Technologies Corp.	350	19,743

		52,642

Industry Company	Shares	Value

Marine - 0.15%
Dorian LPG, Ltd.*+	650	$ 6,110

Media - 1.95%
Crown Media Holdings, Inc., Class A*+	4,100	20,828
Entercom Communications Corp., Class A*	350	3,703
Global Sources, Ltd.*+	250	2,025
National CineMedia, Inc.	700	10,647
Reading International, Inc., Class A*+	250	2,995
Scholastic Corp.+	350	13,080
Sinclair Broadcast Group, Inc., Class A+	800	24,600

		77,878

Metals & Mining - 0.68%
A-Mark Precious Metals, Inc.	100	1,990
Worthington Industries, Inc.	700	24,948

		26,938

Oil, Gas & Consumable Fuels - 2.26%
Advantage Oil & Gas, Ltd.*	1,950	10,706
Alon USA Energy, Inc.+	800	8,256
Matador Resources Co.*+	950	18,012
Nordic American Tankers Ltd.+	1,000	14,090
REX American Resources Corp.*+	100	5,547
RSP Permian, Inc.*	1,150	33,396

		90,007

Personal Products - 1.32%
Nutraceutical International Corp.*	100	2,435
Prestige Brands Holdings, Inc.*	600	32,034
USANA Health Sciences, Inc.*+	150	18,213

		52,682

Pharmaceuticals - 0.94%
Heska Corp.*	50	1,425
PRA Health Sciences, Inc.*	700	29,932
SciClone Pharmaceuticals, Inc.*	550	6,050

		37,407

Professional Services - 1.48%
CBIZ, Inc.*	550	5,549
Exponent, Inc.	300	15,303
Korn/Ferry International	600	16,974

24	Quarterly Report | March 31, 2016 (Unaudited)

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Professional Services (continued)
Navigant Consulting, Inc.*	500	$ 7,905
TrueBlue, Inc.*	500	13,075

		58,806

Real Estate Investment Trusts (REITs) - 3.18%
CoreSite Realty Corp.	360	25,204
CyrusOne, Inc.	750	34,237
DuPont Fabros Technology, Inc.	750	30,397
Easterly Government Properties, Inc.	250	4,630
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	450	8,649
Mack-Cali Realty Corp.+	1,000	23,500

		126,617

Real Estate Management & Development - 0.57%
Colliers International Group, Inc.	400	15,144
RE/MAX Holdings, Inc., Class A	150	5,145
Stratus Properties, Inc.*	100	2,376

		22,665

Semiconductors & Semiconductor Equipment - 2.52%
Alpha & Omega Semiconductor, Ltd.*	250	2,963
CEVA, Inc.*	200	4,500
Inphi Corp.*	450	15,003
MaxLinear, Inc., Class A*	650	12,025
Monolithic Power Systems, Inc.+	450	28,638
NeoPhotonics Corp.*	450	6,318
NVE Corp.	50	2,827
Photronics, Inc.*	750	7,808
Silicon Laboratories, Inc.*	450	20,232

		100,314

Software - 5.61%
ACI Worldwide, Inc.*	1,350	28,066
American Software, Inc., Class A	250	2,250
Benefitfocus, Inc.*+	350	11,672
Blackbaud, Inc.+	550	34,589
Bottomline Technologies, Inc.*	450	13,720
Descartes Systems Group, Inc. (The)*	850	16,583
Ellie Mae, Inc.*+	350	31,724
Exa Corp.*+	150	1,942
Globant SA*+	400	12,344

Industry Company	Shares	Value

Software (continued)
Pegasystems, Inc.	850	$ 21,573
Planet Payment, Inc.*	600	2,118
Proofpoint, Inc.*+	450	24,201
Q2 Holdings, Inc.*	450	10,818
Sapiens International Corp. NV	550	6,589
Simulations Plus, Inc.	200	1,766
Workiva, Inc.*+	300	3,495

		223,450

Specialty Retail - 0.93%
Lithia Motors, Inc., Class A	250	21,832
Sportsman’s Warehouse Holdings, Inc.*	500	6,300
Tile Shop Holdings, Inc.*	600	8,946

		37,078

Telecommunication Services - 0.26%
B Communications, Ltd.	350	10,231

Textiles, Apparel & Luxury Goods - 0.24%
Culp, Inc.	150	3,933
Movado Group, Inc.	200	5,506

		9,439

Thrifts & Mortgage Finance - 4.29%
Banc of California, Inc.+	400	7,000
Berkshire Hills Bancorp, Inc.	350	9,411
Brookline Bancorp, Inc.	800	8,808
Cape Bancorp, Inc.+	150	2,016
Charter Financial Corp.	150	2,025
Clifton Bancorp, Inc.	250	3,780
Dime Community Bancshares, Inc.	400	7,048
First Defiance Financial Corp.	100	3,841
First Financial Northwest, Inc.	150	1,975
Flagstar Bancorp, Inc.*	650	13,949
Fox Chase Bancorp, Inc.	150	2,898
Hingham Institution for Savings+	20	2,382
Home Bancorp, Inc.+	100	2,681
HomeStreet, Inc.*	250	5,202
Meridian Bancorp, Inc.	606	8,436
Meta Financial Group, Inc.	100	4,560
Northwest Bancshares, Inc.	1,150	15,537
OceanFirst Financial Corp.+	200	3,536
Oritani Financial Corp.	500	8,485
Provident Financial Holdings, Inc.	100	1,705
Prudential Bancorp, Inc.	100	1,432

www.bridgeway.com	25

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Industry Company	Shares	Value

Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
Pulaski Financial Corp.+	150	$ 2,423
Southern Missouri Bancorp, Inc.	100	2,402
Territorial Bancorp, Inc.	100	2,606
United Community Financial Corp.	550	3,229
Walker & Dunlop, Inc.*	350	8,495
Washington Federal, Inc.	1,050	23,783
WSFS Financial Corp.	350	11,382

		171,027

Trading Companies & Distributors - 0.67%
Beacon Roofing Supply, Inc.*	650	26,656

Water Utilities - 0.22%
Artesian Resources Corp., Class A	100	2,796
Middlesex Water Co.	200	6,170

		8,966

Wireless Telecommunication Services - 1.49%
RingCentral, Inc., Class A*	650	10,238
Shenandoah Telecommunications Co.	550	14,713
Telephone & Data Systems, Inc.+	1,150	34,604

		59,555

TOTAL COMMON STOCKS - 100.04%		3,985,813

(Cost $3,837,602)

EXCHANGE TRADED FUND - 0.79%
iShares Russell 2000 ETF+	285	31,527

TOTAL EXCHANGE TRADED FUND - 0.79%		31,527

(Cost $29,304)

	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 21.29%
Dreyfus Cash Management Fund**	0.30%	848,032	$848,032

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 21.29%			848,032

(Cost $ 848,032)

TOTAL INVESTMENTS - 122.12%			$4,865,372
(Cost $ 4,714,938)
Liabilities in Excess of Other Assets - (22.12%)			(881,213)

NET ASSETS - 100.00%			$3,984,159

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2016.
^	Rate disclosed as of March 31, 2016.
+	This security or a portion of the security is out on loan as of March 31, 2016. Total loaned securities had a value of $825,921 as of March 31, 2016.

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 03/31/2016 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$3,985,813	$—	$—	$3,985,813
Exchange Traded Fund	31,527	—	—	31,527
Investments Purchased with Cash Proceeds from Securities Lending	—	848,032	—	848,032

TOTAL	$4,017,340	$848,032	$—	$4,865,372

See Notes to Schedule of Investments.

26	Quarterly Report | March 31, 2016 (Unaudited)

Small-Cap Growth Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 98.16%
Air Freight & Logistics - 1.47%
Park-Ohio Holdings Corp.	12,600	$ 539,532

Airlines - 1.69%
Allegiant Travel Co.	500	89,030
Hawaiian Holdings, Inc.*	11,300	533,247

		622,277

Auto Components - 1.75%
Tenneco, Inc.*	9,200	473,892
Tower International, Inc.	6,200	168,640

		642,532

Biotechnology - 2.78%
Emergent BioSolutions, Inc.*	7,200	261,720
Insys Therapeutics, Inc.*+	13,000	207,870
PTC Therapeutics, Inc.*	85,800	552,552

		1,022,142

Building Products - 2.57%
American Woodmark Corp.*	7,900	589,261
Insteel Industries, Inc.	11,600	354,612

		943,873

Capital Markets - 0.51%
Evercore Partners, Inc., Class A	1,800	93,150
HFF, Inc., Class A	3,400	93,602

		186,752

Chemicals - 4.21%
KMG Chemicals, Inc.	22,200	512,154
Koppers Holdings, Inc.*	24,300	546,021
Rentech, Inc.*	220,700	489,954

		1,548,129

Commercial Services & Supplies - 1.12%
Kimball International, Inc., Class B	28,000	317,800
Sotheby’s	3,500	93,555

		411,355

Communications Equipment - 3.20%
Harmonic, Inc.*+	77,700	254,079
Ixia*	29,700	370,062
Plantronics, Inc.	14,100	552,579

		1,176,720

Computers & Peripherals - 1.30%
Electronics for Imaging, Inc.*	11,300	479,007

Construction & Engineering - 1.51%
Comfort Systems USA, Inc.	17,400	552,798

Industry Company	Shares	Value

Consumer Finance - 0.95%
Regional Management Corp.*	20,300	$ 347,333

Diversified Consumer Services - 0.80%
Weight Watchers International, Inc.*+	20,300	294,959

Diversified Financial Services - 2.95%
Ashford, Inc.*	6,600	300,894
Impac Mortgage Holdings, Inc.*	11,800	163,666
MarketAxess Holdings, Inc.	4,200	524,286
OM Asset Management, PLC	7,100	94,785

		1,083,631

Electrical Equipment - 1.28%
General Cable Corp.	38,600	471,306

Electronic Equipment, Instruments & Components - 0.54%
Badger Meter, Inc.+	3,000	199,530

Food & Staples Retailing - 1.30%
Ingles Markets, Inc., Class A+	12,700	476,250

Food Products - 1.63%
Cal-Maine Foods, Inc.+	8,900	461,999
John B. Sanfilippo & Son, Inc.*	2,000	138,180

		600,179

Health Care Equipment & Supplies - 5.95%
Abaxis, Inc.	6,100	276,879
ABIOMED, Inc.*	4,900	464,569
LDR Holding Corp.*+	2,300	58,627
Masimo Corp.*	12,500	523,000
Sientra, Inc.*+	64,300	439,812
Vascular Solutions, Inc.*	3,300	107,349
Zeltiq Aesthetics, Inc.*	11,600	315,056

		2,185,292

Health Care Providers & Services - 7.67%
AMN Healthcare Services, Inc.*	15,900	534,399
BioTelemetry, Inc.*	33,000	385,440
Chemed Corp.	3,400	460,530
Everyday Health, Inc.*	19,000	106,400
LHC Group, Inc.*	15,400	547,624
Molina Healthcare, Inc.*	8,400	541,716
RadNet, Inc.*	30,800	148,764
WellCare Health Plans, Inc.*	1,000	92,750

		2,817,623

www.bridgeway.com	27

Small-Cap Growth Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure - 5.39%
BJ’s Restaurants, Inc.*	6,100	$ 253,577
Dave & Buster’s Entertainment, Inc.*	2,400	93,072
Diamond Resorts International, Inc.*+	4,300	104,490
Isle of Capri Casinos, Inc.*	27,600	386,400
Papa John’s International, Inc.+	9,500	514,805
SeaWorld Entertainment, Inc.+	4,300	90,558
Texas Roadhouse, Inc.+	12,300	536,034

		1,978,936

Household Durables - 0.75%
LGI Homes, Inc.*+	6,000	145,260
ZAGG, Inc.*	14,300	128,843

		274,103

Insurance - 1.01%
Essent Group, Ltd.*	4,400	91,520
Universal Insurance Holdings, Inc.+	15,600	277,680

		369,200

Internet & Catalog Retail - 1.48%
1-800-Flowers.com, Inc., Class A*	69,100	544,508

Internet Software & Services - 4.60%
Cimpress NV*	5,600	507,864
EarthLink Holdings Corp.	61,300	347,571
MaxPoint Interactive, Inc.*	154,800	273,996
RetailMeNot, Inc.*	25,700	205,857
XO Group, Inc.*	22,000	353,100

		1,688,388

IT Services - 3.98%
CSG Systems International, Inc.+	12,200	550,952
Forrester Research, Inc.	16,600	557,926
Luxoft Holding, Inc.*	6,400	352,192

		1,461,070

Leisure Equipment & Products - 1.16%
JAKKS Pacific, Inc.*+	6,200	46,128
Nautilus, Inc.*	19,700	380,604

		426,732

Industry Company	Shares	Value

Life Sciences Tools & Services - 1.23%
Cambrex Corp.*	10,300	$ 453,200

Machinery - 3.60%
Greenbrier Companies., Inc. (The)+	8,600	237,704
John Bean Technologies Corp.	9,500	535,895
Wabash National Corp.*	41,700	550,440

		1,324,039

Materials - 1.42%
Trinseo SA*+	14,200	522,702

Metals & Mining - 0.60%
Kaiser Aluminum Corp.	1,300	109,902
U.S. Silica Holdings, Inc.+	4,900	111,328

		221,230

Oil, Gas & Consumable Fuels - 0.96%
Western Refining, Inc.	12,100	351,989

Pharmaceuticals - 5.62%
Avalanche Biotechnologies, Inc.*	92,300	477,191
Diplomat Pharmacy, Inc.*+	15,200	416,480
Lannett Co., Inc.*+	7,100	127,303
SciClone Pharmaceuticals, Inc.*	54,600	600,600
Sucampo Pharmaceuticals, Inc., Class A*	20,000	218,600
Synutra International, Inc.*+	45,100	224,147

		2,064,321

Professional Services - 1.84%
Mistras Group, Inc.*	5,800	143,666
TrueBlue, Inc.*	20,400	533,460

		677,126

Real Estate Investment Trusts (REITs) - 1.47%
Ryman Hospitality Properties, Inc.	10,500	540,540

Semiconductors & Semiconductor Equipment - 2.56%
Cavium, Inc.*	2,800	171,248
Synaptics, Inc.*	2,100	167,454
Tessera Technologies, Inc.	6,000	186,000
Xcerra Corp.*	63,800	415,976

		940,678

28	Quarterly Report | March 31, 2016 (Unaudited)

Small-Cap Growth Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Software - 5.85%
Blackbaud, Inc.	3,200	$ 201,248
Ebix, Inc.+	13,200	538,428
Fair Isaac Corp.	5,300	562,277
Manhattan Associates, Inc.*	7,600	432,212
Marin Software, Inc.*+	45,600	137,712
QAD, Inc., Class A	13,000	276,250

		2,148,127

Specialty Retail - 2.82%
Asbury Automotive Group, Inc.*	1,600	95,744
Outerwall, Inc.+	3,900	144,261
Pier 1 Imports, Inc.+	4,200	29,442
Select Comfort Corp.*	27,600	535,164
Sportsman’s Warehouse Holdings, Inc.*	18,400	231,840

		1,036,451

Telecommunication Services - 0.29%
Windstream Holdings, Inc.+	13,600	104,448

Textiles, Apparel & Luxury Goods - 3.13%
Culp, Inc.	6,000	157,320
G-III Apparel Group, Ltd.*	9,600	469,344
Wolverine World Wide, Inc.	28,300	521,286

		1,147,950

Thrifts & Mortgage Finance - 1.31%
BofI Holding, Inc.*+	16,800	358,512
Meridian Bancorp, Inc.	8,900	123,888

		482,400

Trading Companies & Distributors - 1.41%
Pool Corp.	5,900	517,666

Wireless Telecommunication Services - 0.50%
RingCentral, Inc., Class A*	11,600	182,700

TOTAL COMMON STOCKS - 98.16%		36,059,724

(Cost $35,163,840)

Industry Company	Shares	Value

EXCHANGE TRADED FUND - 1.26%
Exchange Traded Fund - 1.26%
iShares Russell 2000 Growth ETF+	3,500	464,380

TOTAL EXCHANGE TRADED FUND - 1.26%		464,380

(Cost $480,487)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.87%
Dreyfus Cash Management Fund	0.30%	320,061	$320,061

TOTAL MONEY MARKET FUND - 0.87%			320,061

(Cost $320,061)

	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 18.08%
Dreyfus Cash Management Fund**	0.30%	6,640,102	6,640,102

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 18.08%			6,640,102

(Cost $6,640,102)

TOTAL INVESTMENTS - 118.37%			$43,484,267
(Cost $42,604,490)
Liabilities in Excess of Other Assets - (18.37%)			(6,747,016)

NET ASSETS - 100.00%			$36,737,251

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2016.
^	Rate disclosed as of March 31, 2016.
+	This security or a portion of the security is out on loan as of March 31, 2016. Total loaned securities had a value of $6,493,735 as of March 31, 2016.

PLC - Public Limited Company

www.bridgeway.com	29

Small-Cap Growth Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Summary of inputs used to value the Fund’s investments as of 03/31/2016 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$36,059,724	$—	$—	$36,059,724
Exchange Traded Fund	464,380	—	—	464,380
Money Market Fund	—	320,061	—	320,061
Investments Purchased with Cash Proceeds from Securities Lending	—	6,640,102	—	6,640,102

TOTAL	$36,524,104	$6,960,163	$—	$43,484,267

See Notes to Schedule of Investments.

30	Quarterly Report | March 31, 2016 (Unaudited)

Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.52%
Aerospace & Defense - 1.10%
Cubic Corp.	16,200	$ 647,352

Air Freight & Logistics - 1.16%
Atlas Air Worldwide Holdings, Inc.*	16,200	684,774

Airlines - 1.07%
SkyWest, Inc.	31,700	633,683

Auto Components - 0.71%
Cooper-Standard Holding, Inc.*	5,800	416,672

Beverages - 1.04%
National Beverage Corp.*	14,500	613,640

Biotechnology - 0.75%
PDL BioPharma, Inc.+	132,800	442,224

Building Products - 1.75%
Advanced Drainage Systems, Inc.+	18,500	394,050
Insteel Industries, Inc.	20,800	635,856

		1,029,906

Chemicals - 3.38%
American Vanguard Corp.	43,900	692,742
Innospec, Inc.	16,200	702,432
Rayonier Advanced Materials, Inc.	62,800	596,600

		1,991,774

Commercial Banks - 9.91%
Customers Bancorp, Inc.*	27,000	638,010
FCB Financial Holdings, Inc., Class A*+	17,800	592,028
First BanCorp.*	118,000	344,560
Investors Bancorp, Inc.	60,800	707,712
PrivateBancorp, Inc.	17,700	683,220
Talmer Bancorp, Inc., Class A	54,900	993,141
Valley National Bancorp	58,000	553,320
Webster Financial Corp.	18,300	656,970
Wilshire Bancorp, Inc.	66,100	680,830

		5,849,791

Commercial Services & Supplies - 2.32%
ABM Industries, Inc.	18,500	597,735
ACCO Brands Corp.*	85,600	768,688

		1,366,423

Communications Equipment - 0.69%
Extreme Networks, Inc.*	131,100	407,721

Industry Company	Shares	Value

Construction & Engineering - 1.20%
Comfort Systems USA, Inc.	22,200	$ 705,294

Consumer Finance - 2.77%
Cash America International, Inc.	22,200	857,808
Nelnet, Inc., Class A	19,700	775,589

		1,633,397

Diversified Financial Services - 0.96%
Ladder Capital Corp.+	45,549	567,085

Diversified Telecommunication Services - 1.16%
Atlantic Tele-Network, Inc.	9,000	682,470

Electric Utilities - 1.06%
Otter Tail Corp.+	21,100	624,982

Electrical Equipment - 0.84%
General Cable Corp.	40,600	495,726

Electronic Equipment, Instruments & Components - 4.47%
Sanmina Corp.*+	58,700	1,372,406
Tech Data Corp.*	7,700	591,129
TTM Technologies, Inc.*	101,500	674,975

		2,638,510

Food & Staples Retailing - 1.09%
Ingles Markets, Inc., Class A	17,100	641,250

Food Products - 2.37%
Cal-Maine Foods, Inc.+	10,300	534,673
Sanderson Farms, Inc.+	9,600	865,728

		1,400,401

Gas Utilities - 1.50%
Laclede Group, Inc. (The)	13,100	887,525

Health Care Providers & Services - 5.13%
AMN Healthcare Services, Inc.*	16,500	554,565
Cross Country Healthcare, Inc.*+	45,800	532,654
LHC Group, Inc.*	14,500	515,620
Owens & Minor, Inc.	23,500	949,870
Triple-S Management Corp., Class B*	19,200	477,312

		3,030,021

Hotels, Restaurants & Leisure - 2.49%
Isle of Capri Casinos, Inc.*	62,700	877,800
Marriott Vacations Worldwide Corp.	8,800	594,000

		1,471,800

www.bridgeway.com	31

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Household Durables - 2.43%
Bassett Furniture Industries, Inc.	22,700	$ 723,222
LGI Homes, Inc.*+	29,400	711,774

		1,434,996

Household Products - 1.12%
Central Garden & Pet Co., Class A*	40,600	661,374

Independent Power Producers & Energy Traders - 0.97%
Talen Energy Corp.*	63,500	571,500

Insurance - 10.36%
American Equity Investment Life Holding Co.	28,600	480,480
Argo Group International Holdings Ltd.	10,100	579,639
CNO Financial Group, Inc.+	30,500	546,560
FBL Financial Group, Inc., Class A	12,800	787,456
Heritage Insurance Holdings, Inc.	29,400	469,518
National Western Life Group, Inc., Class A	2,600	599,638
Navigators Group, Inc. (The)*	6,700	561,929
OneBeacon Insurance Group Ltd., Class A	60,220	766,601
Selective Insurance Group, Inc.	27,500	1,006,775
State Auto Financial Corp.	14,300	315,458

		6,114,054

Internet & Catalog Retail - 1.05%
1-800-Flowers.com, Inc., Class A*	78,900	621,732

Internet Software & Services - 1.71%
EarthLink Holdings Corp.	76,600	434,322
j2 Global, Inc.+	9,300	572,694

		1,007,016

IT Services - 1.49%
Convergys Corp.+	31,700	880,309

Machinery - 2.36%
Global Brass & Copper
Holdings, Inc.	38,200	953,090
Titan International, Inc.+	82,000	441,160

		1,394,250

Media - 1.00%
Time, Inc.	38,300	591,352

Industry Company	Shares	Value

Metals & Mining - 0.97%
Schnitzer Steel Industries, Inc., Class A	31,100	$ 573,484

Oil, Gas & Consumable Fuels - 4.07%
Alon USA Energy, Inc.+	48,600	501,552
Green Plains, Inc.	23,500	375,060
Pacific Ethanol, Inc.*+	36,800	172,224
Renewable Energy Group, Inc.*	77,000	726,880
Ship Finance International, Ltd.+	44,900	623,661

		2,399,377

Professional Services - 1.03%
Mistras Group, Inc.*	24,500	606,865

Real Estate Investment Trusts (REITs) - 5.89%
Colony Starwood Homes+	25,800	638,550
Geo Group, Inc. (The)	17,400	603,258
Gramercy Property Trust	103,000	870,350
Ramco-Gershenson Properties Trust	45,400	818,562
Summit Hotel Properties, Inc.	45,400	543,438

		3,474,158

Semiconductors & Semiconductor Equipment - 1.71%
Amkor Technology, Inc.*	171,500	1,010,135

Software - 0.90%
Mentor Graphics Corp.	26,100	530,613

Specialty Retail - 1.68%
Sportsman’s Warehouse Holdings, Inc.*	55,900	704,340
Stage Stores, Inc.+	35,800	288,548

		992,888

Telecommunication Services - 1.34%
Windstream Holdings, Inc.+	103,100	791,808

Textiles, Apparel & Luxury Goods - 0.93%
Perry Ellis International, Inc.*	29,800	548,618

Thrifts & Mortgage Finance - 6.81%
Beneficial Bancorp, Inc.*	44,300	606,467
Capitol Federal Financial, Inc.	45,200	599,352
Clifton Bancorp, Inc.	28,900	436,968
Impac Mortgage Holdings, Inc.*+	35,500	492,385
Northwest Bancshares, Inc.+	49,300	666,043

32	Quarterly Report | March 31, 2016 (Unaudited)

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
Provident Financial Services, Inc.	30,600	$ 617,814
Walker & Dunlop, Inc.*	24,700	599,469

		4,018,498

Trading Companies & Distributors - 1.80%
Textainer Group Holdings, Ltd.+	40,800	605,472
Titan Machinery, Inc.*	39,400	455,464

		1,060,936

Transportation Infrastructure - 0.98%
Scorpio Tankers, Inc.	99,500	580,085

TOTAL COMMON STOCKS - 99.52%		58,726,469

(Cost $62,019,347)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.54%
Dreyfus Cash Management Fund	0.30%	320,479	320,479

TOTAL MONEY MARKET FUND - 0.54%			320,479

(Cost $320,479)

	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 16.73%
Dreyfus Cash Management Fund**	0.30%	9,868,859	$9,868,859

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 16.73%			9,868,859

(Cost $9,868,859)

Total Investments - 116.79%			$68,915,807
(Cost $72,208,685)
Liabilities in Excess of Other Assets - (16.79%)			(9,908,922)

NET ASSETS - 100.00%			$59,006,885

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2016.
^	Rate disclosed as of March 31, 2016.
+	This security or a portion of the security is out on loan as of March 31, 2016. Total loaned securities had a value of $9,639,130 as of March 31, 2016.

Summary of inputs used to value the Fund’s investments as of 03/31/2016 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$58,726,469	$—	$—	$58,726,469
Money Market Fund	—	320,479	—	320,479
Investments Purchased with Cash Proceeds from Securities Lending	—	9,868,859	—	9,868,859

TOTAL	$58,726,469	$10,189,338	$—	$68,915,807

See Notes to Schedule of Investments

www.bridgeway.com	33

Blue Chip 35 Index Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.87%
Aerospace & Defense - 2.56%
United Technologies Corp.	152,980	$15,313,298

Air Freight & Logistics - 2.55%
United Parcel Service, Inc., Class B	144,563	15,247,060

Beverages - 5.11%
Coca-Cola Co. (The)	328,314	15,230,487
PepsiCo, Inc.	149,005	15,270,032

		30,500,519

Biotechnology - 2.60%
Gilead Sciences, Inc.	169,000	15,524,340

Commercial Banks - 2.48%
Wells Fargo & Co.	306,359	14,815,521

Communications Equipment - 2.56%
Cisco Systems, Inc.	537,008	15,288,618

Computers & Peripherals - 3.43%
Apple, Inc.	188,150	20,506,469

Diversified Financial Services - 7.52%
Bank of America Corp.	1,104,908	14,938,356
Berkshire Hathaway, Inc., Class B*	107,350	15,230,818
JPMorgan Chase & Co.	249,595	14,781,016

		44,950,190

Diversified Telecommunication Services - 5.39%
AT&T, Inc.	396,325	15,524,050
Verizon Communications, Inc.	308,289	16,672,269

		32,196,319

Energy Equipment & Services - 2.54%
Schlumberger, Ltd.	205,700	15,170,375

Food & Staples Retailing - 6.13%
CVS Health Corp.	206,000	21,368,380
Wal-Mart Stores, Inc.	222,719	15,254,024

		36,622,404

Hotels, Restaurants & Leisure - 2.90%
McDonald’s Corp.	137,700	17,306,136

Household Products - 2.55%
Procter & Gamble Co. (The)	184,926	15,221,259

Industrial Conglomerates - 5.45%
3M Co.	91,650	15,271,640

Industry Company	Shares	Value

Industrial Conglomerates (continued)
General Electric Co.	544,543	$ 17,311,022

		32,582,662

Internet & Catalog Retail - 3.42%
Amazon.com, Inc.*	34,400	20,421,216

Internet Software & Services - 3.58%
Alphabet, Inc., Class A*	13,970	10,657,713
Alphabet, Inc., Class C*	14,414	10,737,709

		21,395,422

IT Services - 6.63%
International Business
Machines Corp.	112,167	16,987,692
Visa, Inc., Class A	295,600	22,607,488

		39,595,180

Media - 5.15%
Comcast Corp., Class A	251,900	15,386,052
Walt Disney Co. (The)	154,900	15,383,119

		30,769,171

Oil, Gas & Consumable Fuels - 8.08%
Chevron Corp.	172,195	16,427,403
ConocoPhillips	414,135	16,677,217
Exxon Mobil Corp.	181,487	15,170,498

		48,275,118

Pharmaceuticals - 7.61%
Johnson & Johnson	140,252	15,175,266
Merck & Co., Inc.	287,335	15,202,895
Pfizer, Inc.	509,244	15,093,992

		45,472,153

Semiconductors & Semiconductor Equipment - 5.32%
Intel Corp.	468,343	15,150,896
QUALCOMM, Inc.	325,800	16,661,412

		31,812,308

Software - 6.31%
Microsoft Corp.	406,145	22,431,388
Oracle Corp.	373,313	15,272,235

		37,703,623

TOTAL COMMON STOCKS - 99.87%		596,689,361

(Cost $409,416,488)

34	Quarterly Report | March 31, 2016 (Unaudited)

Blue Chip 35 Index Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

	Rate^	Shares	Value

MONEY MARKET FUND - 13.16%
Dreyfus Cash Management Fund	0.30%	78,592,531	$78,592,531

TOTAL MONEY MARKET FUND - 13.16%			78,592,531

(Cost $ 78,592,531)

TOTAL INVESTMENTS - 113.03%			$675,281,892
(Cost $ 488,009,019)
Liabilities in Excess of Other Assets - (13.03%)			(77,844,363)

NET ASSETS - 100.00%			$597,437,529

*	Non-income producing security.
^	Rate disclosed as of March 31, 2016.

Summary of inputs used to value the Fund’s investments as of 03/31/2016 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common
Stocks	$596,689,361	$—	$—	$596,689,361
Money Market Fund	—	78,592,531	—	78,592,531

TOTAL	$596,689,361	$78,592,531	$—	$675,281,892

See Notes to Schedule of Investments.

www.bridgeway.com	35

Managed Volatility Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 63.09%
Aerospace & Defense - 1.54%
Honeywell International, Inc.	1,200	$ 134,460
Lockheed Martin Corp.	870	192,705
Northrop Grumman Corp.#	1,100	217,690
Raytheon Co.#	1,800	220,734
United Technologies Corp.	1,140	114,114

		879,703

Air Freight & Logistics - 0.34%
FedEx Corp.#	1,200	195,264

Airlines - 0.24%
Southwest Airlines Co.#	3,000	134,400

Auto Components - 1.01%
Delphi Automotive PLC#	900	67,518
Goodyear Tire & Rubber Co. (The)#	14,400	474,912
Johnson Controls, Inc.	900	35,073

		577,503

Automobiles - 1.14%
Ford Motor Co.	7,400	99,900
General Motors Co.#	17,500	550,025

		649,925

Beverages - 1.20%
Coca-Cola Co. (The)	4,100	190,199
Constellation Brands, Inc., Class A	2,100	317,289
PepsiCo, Inc.#	1,700	174,216

		681,704

Biotechnology - 2.45%
Alexion Pharmaceuticals, Inc,*	500	69,610
Amgen, Inc.#	1,600	239,888
Biogen, Inc.*	900	234,288
Celgene Corp.*	1,100	110,099
Gilead Sciences, Inc.#	8,100	744,066

		1,397,951

Capital Markets - 1.21%
Ameriprise Financial, Inc.	680	63,927
BlackRock, Inc.	300	102,171
Charles Schwab Corp. (The)	7,100	198,942
Goldman Sachs Group, Inc. (The)	700	109,886
Morgan Stanley#	5,300	132,553

Industry Company	Shares	Value

Capital Markets (continued)
State Street Corp.	1,400	$ 81,928

		689,407

Chemicals - 1.08%
Dow Chemical Co. (The)#	1,800	91,548
LyondellBasell Industries NV, Class A	800	68,464
Monsanto Co.#	1,300	114,062
PPG Industries, Inc.	800	89,192
Praxair, Inc.	1,200	137,340
Sherwin-Williams Co. (The)	400	113,868

		614,474

Commercial Banks - 1.78%
BB&T Corp.#	1,500	49,905
CIT Group, Inc.#	7,500	232,725
Comerica, Inc.	1,100	41,657
Huntington Bancshares, Inc.	7,700	73,458
KeyCorp	4,800	52,992
PNC Financial Services Group, Inc. (The)#	2,100	177,597
U.S. Bancorp	2,800	113,652
Wells Fargo & Co.#	5,571	269,414

		1,011,400

Commercial Services & Supplies - 1.10%
Tyco International PLC#	13,400	491,914
Waste Management, Inc.#	2,300	135,700

		627,614

Communications Equipment - 0.96%
Cisco Systems, Inc.#	12,500	355,875
Juniper Networks, Inc.#	7,500	191,325

		547,200

Computers & Peripherals - 2.54%
Apple, Inc.#	10,700	1,166,193
EMC Corp.	2,000	53,300
HP, Inc.#	5,900	72,688
SanDisk Corp.	1,300	98,904
Western Digital Corp.	1,200	56,688

		1,447,773

Consumer Finance - 0.72%
American Express Co.#	2,600	159,640
Capital One Financial Corp.#	1,400	97,034

36	Quarterly Report | March 31, 2016 (Unaudited)

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Finance (continued)
Santander Consumer USA
Holdings, Inc.*#	14,500	$ 152,105

		408,779

Containers & Packaging - 0.05%
Ball Corp.	400	28,516

Diversified Financial Services - 1.77%
AerCap Holdings NV*#	1,100	42,636
Bank of America Corp.#	7,800	105,456
Berkshire Hathaway, Inc., Class B*	1,600	227,008
Citigroup, Inc.#	5,110	213,343
JPMorgan Chase & Co.#	4,400	260,568
McGraw Hill Financial, Inc.	1,000	98,980
Voya Financial, Inc.#	2,000	59,540

		1,007,531

Diversified Telecommunication Services - 1.36%
AT&T, Inc.#	10,000	391,700
CenturyLink, Inc.#	4,300	137,428
Verizon Communications, Inc.#	4,500	243,360

		772,488

Electric Utilities - 0.78%
American Electric Power Co., Inc.	2,300	152,720
Duke Energy Corp.	1,683	135,784
Exelon Corp.#	4,300	154,198

		442,702

Electrical Equipment - 0.14%
Emerson Electric Co.	1,500	81,570

Electronic Equipment, Instruments & Components - 0.38%
Acuity Brands, Inc.#	1,000	218,140

Energy Equipment & Services - 0.80%
Halliburton Co.#	1,700	60,724
Helmerich & Payne, Inc.+	1,000	58,720
National Oilwell Varco, Inc.#+	10,800	335,880

		455,324

Financials - 0.10%
PayPal Holdings, Inc.*#	1,500	57,900

Food & Staples Retailing - 1.04%
Costco Wholesale Corp.	700	110,306

Industry Company	Shares	Value

Food & Staples Retailing (continued)
CVS Health Corp.	1,200	$ 124,476
Kroger Co. (The)#	5,000	191,250
Wal-Mart Stores, Inc.#	2,400	164,376

		590,408

Food Products - 2.12%
Archer-Daniels-Midland Co.#	2,000	72,620
Campbell Soup Co.#	1,900	121,201
General Mills, Inc.#	3,200	202,720
JM Smucker Co. (The)#	1,400	181,776
Mondelez International, Inc. Class A	3,600	144,432
WhiteWave Foods Co. (The)*#	12,000	487,680

		1,210,429

Health Care Equipment & Supplies - 1.02%
Abbott Laboratories#	1,800	75,294
Baxter International, Inc.	1,300	53,404
Becton Dickinson & Co.	920	139,674
C.R. Bard, Inc.	1,100	222,937
Stryker Corp.	860	92,269

		583,578

Health Care Providers & Services - 1.31%
AmerisourceBergen Corp.	500	43,275
DaVita HealthCare Partners, Inc.*#	1,600	117,408
Express Scripts Holding Co.*	1,734	119,108
Laboratory Corp. of America Holdings*	900	105,417
UnitedHealth Group, Inc.#	2,800	360,920

		746,128

Hotels, Restaurants & Leisure - 0.97%
Carnival Corp.#	1,700	89,709
McDonald’s Corp.#	1,300	163,384
Starbucks Corp.#	2,700	161,190
Wynn Resorts, Ltd.+	500	46,715
Yum! Brands, Inc.	1,100	90,035

		551,033

Household Products - 1.03%
Clorox Co. (The)	400	50,424
Colgate-Palmolive Co.	2,500	176,625
Kimberly-Clark Corp.#	1,400	188,314

www.bridgeway.com	37

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Household Products (continued)
Procter & Gamble Co. (The)#	2,100	$ 172,851

		588,214

Independent Power Producers & Energy Traders - 0.14%
AES Corp.	6,800	80,240

Industrial Conglomerates - 0.95%
3M Co.#	1,400	233,282
Danaher Corp.#	1,700	161,262
General Electric Co.	4,600	146,234

		540,778

Insurance - 2.52%
Aflac, Inc.#	9,000	568,260
Allstate Corp. (The)#	1,300	87,581
Aon PLC#	1,600	167,120
Chubb, Ltd.	361	43,013
Marsh & McLennan Cos., Inc.	1,500	91,185
Progressive Corp. (The)	3,720	130,721
Travelers Cos., Inc. (The)	3,000	350,130

		1,438,010

Internet & Catalog Retail - 1.89%
Amazon.com, Inc.*#	1,600	949,824
Priceline Group, Inc. (The)*	100	128,896

		1,078,720

Internet Software & Services - 3.10%
Alphabet, Inc., Class A*	260	198,354
Alphabet, Inc., Class C*	260	193,687
eBay, Inc.*#	1,500	35,790
Facebook, Inc., Class A*#	8,800	1,004,080
VeriSign, Inc.*#	3,800	336,452

		1,768,363

IT Services - 1.97%
Automatic Data Processing, Inc.	1,300	116,623
Cognizant Technology
Solutions Corp., Class A*	4,100	257,070
International Business Machines Corp.	1,300	196,885
MasterCard, Inc., Class A	1,200	113,400
Teradata Corp.*	400	10,496
Visa, Inc., Class A	5,200	397,696
Western Union Co. (The)+	1,500	28,935

		1,121,105

Leisure Equipment & Products - 0.21%
Hasbro, Inc.#	1,500	120,150

Industry Company	Shares	Value

Life Sciences Tools & Services - 0.35%
Thermo Fisher Scientific, Inc.	1,400	$ 198,226

Machinery - 0.26%
Deere & Co.#+	1,900	146,281

Media - 1.49%
Comcast Corp., Class A	3,850	235,158
News Corp., Class A	3,300	42,141
Omnicom Group, Inc.	1,200	99,876
Scripps Networks Interactive, Inc., Class A	1,400	91,700
Time Warner, Inc.	933	67,689
Twenty-First Century Fox, Inc., Class A	3,300	92,004
Walt Disney Co. (The)#	2,200	218,482

		847,050

Multiline Retail - 0.72%
Big Lots, Inc.	500	22,645
Dollar General Corp.#	2,300	196,880
Target Corp.#	2,300	189,244

		408,769

Multi-Utilities - 0.74%
Dominion Resources, Inc.	1,920	144,230
Public Service Enterprise Group, Inc.	2,800	131,992
Sempra Energy#	1,400	145,670

		421,892

Oil, Gas & Consumable Fuels - 6.06%
Anadarko Petroleum Corp.	1,000	46,570
Apache Corp.	500	24,405
California Resources Corp.*	592	610
Chesapeake Energy Corp.+	2,100	8,652
Chevron Corp.#	2,378	226,861
ConocoPhillips	1,287	51,828
EOG Resources, Inc.	1,000	72,580
Exxon Mobil Corp.#	12,800	1,069,952
Kinder Morgan, Inc.	3,300	58,938
Marathon Petroleum Corp.#	2,400	89,232
Murphy Oil Corp.#	11,300	284,647
Occidental Petroleum Corp.	1,200	82,116
Phillips 66#	1,693	146,597
Tesoro Corp.#	5,500	473,055
Valero Energy Corp.#	12,600	808,164
Williams Cos., Inc. (The)	500	8,035

		3,452,242

Paper & Forest Products - 0.15%
International Paper Co.#	2,100	86,184

38	Quarterly Report | March 31, 2016 (Unaudited)

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Pharmaceuticals - 3.49%
AbbVie, Inc.#	4,000	$ 228,480
Allergan PLC*	300	80,409
Baxalta, Inc.	1,300	52,520
Bristol-Myers Squibb Co.	3,879	247,791
Johnson & Johnson#	9,300	1,006,260
Merck & Co., Inc.#	4,200	222,222
Pfizer, Inc.	5,100	151,164

		1,988,846

Professional Services - 0.20%
Nielsen Holdings PLC	2,200	115,852

Real Estate Investment Trusts (REITs) - 1.37%
American Tower Corp.#	1,200	122,844
Crown Castle International Corp.	1,200	103,800
Public Storage	1,100	303,413
Simon Property Group, Inc.	1,200	249,228

		779,285

Road & Rail - 0.17%
Union Pacific Corp.	1,200	95,460

Semiconductors & Semiconductor Equipment - 1.99%
Applied Materials, Inc.#	12,700	268,986
Intel Corp.#	6,300	203,805
Micron Technology, Inc.*#	28,000	293,160
QUALCOMM, Inc.#	2,800	143,192
Skyworks Solutions, Inc.	400	31,160
Texas Instruments, Inc.#	3,370	193,505

		1,133,808

Software - 2.23%
Adobe Systems, Inc.*	800	75,040
Citrix Systems, Inc.*	1,100	86,438
Electronic Arts, Inc.*#	2,000	132,220
Hewlett Packard Enterprise Co.	4,200	74,466
Intuit, Inc.#	1,900	197,619
Microsoft Corp.#	7,400	408,702
Oracle Corp.	3,860	157,913
salesforce.com, inc.*	1,900	140,277

		1,272,675

Specialty Retail - 1.10%
AutoZone, Inc.*	600	478,014
Gap, Inc. (The)+	600	17,640
Ross Stores, Inc.#	2,300	133,170

		628,824

Textiles, Apparel & Luxury Goods - 1.60%
NIKE, Inc., Class B	9,200	565,524

Industry Company		Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Skechers U.S.A., Inc., Class A*		11,400	$ 347,130

			912,654

Trading Companies & Distributors - 0.21%
NOW, Inc.*+		200	3,544
Veritiv Corp.*+		28	1,043
W.W. Grainger, Inc.+		500	116,715

			121,302

TOTAL COMMON STOCKS - 63.09%			35,953,774

(Cost $29,898,004)

Due Date	Discount Rate or Coupon Rate	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS - 33.33%
U.S. Treasury Bills - 33.33%
04/14/2016	0.000%(a)	$2,000,000	1,999,926
05/26/2016	0.000%(a)	1,000,000	999,797
06/02/2016	0.000%(a)	4,000,000	3,998,924
06/16/2016	0.000%(a)	5,000,000	4,997,990
06/23/2016	0.000%(a)	4,000,000	3,998,088
06/30/2016	0.000%(a)	3,000,000	2,998,416

			18,993,141

TOTAL U.S. GOVERNMENT OBLIGATIONS - 33.33%			18,993,141

(Cost $18,988,564)

	Rate^	Shares	Value

MONEY MARKET FUND - 5.35%
Dreyfus Cash Management Fund	0.30%	3,050,394	3,050,394

TOTAL MONEY MARKET FUND – 5.35%			3,050,394

(Cost $3,050,394)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.50%
Dreyfus Cash Management Fund**	0.30%	283,423	283,423

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING - 0.50%			283,423

(Cost $283,423)

www.bridgeway.com	39

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Value
TOTAL INVESTMENTS - 102.27%	$58,280,732
(Cost $52,220,385)
Liabilities in Excess of Other Assets - (2.27%)	(1,295,307)

NET ASSETS - 100.00%	$56,985,425

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2016.
#	Security subject to call or put option written by the Fund.
^	Rate disclosed as of March 31, 2016.
+	This security or a portion of the security is out on loan as of March 31, 2016. Total loaned securities had a value of $275,304 as of March 31, 2016.
(a)	Rate represents the effective yield at purchase.

PLC - Public Limited Company

See Notes to Schedule of Investments.

40	Quarterly Report | March 31, 2016 (Unaudited)

Managed Volatility Fund SCHEDULE OF OPTIONS WRITTEN

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Company	Number of Contracts	Value

CALL OPTIONS WRITTEN - (1.54%)

3M Co.
Expiring July, 2016 at $170.00	4	$ (1,488)
Abbott Laboratories
Expiring May, 2016 at $42.00	6	(540)
AbbVie, Inc.
Expiring May, 2016 at $57.50	12	(2,280)
Acuity Brands, Inc.
Expiring May, 2016 at $200.00	10	(21,200)
AerCap Holdings NV
Expiring April, 2016 at $37.50	11	(1,980)
Aflac, Inc.
Expiring May, 2016 at $60.00	90	(36,990)
Allstate Corp. (The)
Expiring April, 2016 at $62.50	4	(1,840)
Amazon.com, Inc.
Expiring May, 2016 at $555.00	11	(60,775)
American Express Co.
Expiring July, 2016 at $62.50	8	(1,760)
American Tower Corp.
Expiring April, 2016 at $100.00	4	(1,200)
Amgen, Inc.
Expiring April, 2016 at $155.00	5	(360)
Aon PLC
Expiring April, 2016 at $90.00	5	(7,150)
Apple, Inc.
Expiring June, 2016 at $110.00	60	(25,200)
Expiring May, 2016 at $105.00	15	(9,600)

		(34,800)
Applied Materials, Inc.
Expiring April, 2016 at $18.00	32	(10,080)
Archer-Daniels-Midland Co.
Expiring June, 2016 at $37.00	6	(816)
AT&T, Inc.
Expiring May, 2016 at $37.00	30	(6,360)
Bank of America Corp.
Expiring April, 2016 at $14.00	20	(280)
BB&T Corp.
Expiring June, 2016 at $34.00	5	(455)
Berkshire Hathaway, Inc., Class B
Expiring June, 2016 at $145.00	5	(1,050)
Campbell Soup Co.
Expiring May, 2016 at $60.00	6	(2,832)
Capital One Financial Corp.
Expiring June, 2016 at $70.00	4	(1,080)
Carnival Corp.
Expiring April, 2016 at $50.00	5	(1,500)
CenturyLink, Inc.
Expiring April, 2016 at $31.00	12	(1,860)
Chevron Corp.
Expiring April, 2016 at $90.00	7	(3,969)

Company	Number of Contracts	Value

Cisco Systems, Inc.
Expiring April, 2016 at $24.00	40	$(18,200)
CIT Group, Inc.
Expiring April, 2016 at $30.00	75	(11,250)
Citigroup, Inc.
Expiring April, 2016 at $42.50	16	(1,184)
Cognizant Technology Solutions Corp., Class A
Expiring April, 2016 at $62.50	13	(1,404)
Comcast Corp., Class A
Expiring April, 2016 at $55.00	12	(7,416)
Constellation Brands, Inc., Class A
Expiring April, 2016 at $150.00	9	(3,780)
Danaher Corp.
Expiring June, 2016 at $97.50	5	(875)
DaVita HealthCare Partners, Inc.
Expiring April, 2016 at $70.00	5	(2,000)
Deere & Co.
Expiring June, 2016 at $82.50	6	(906)
Dollar General Corp.
Expiring May, 2016 at $75.00	7	(8,120)
Dow Chemical Co. (The)
Expiring June, 2016 at $52.50	6	(738)
eBay, Inc.
Expiring April, 2016 at $25.00	5	(85)
Electronic Arts, Inc.
Expiring April, 2016 at $70.00	6	(192)
Exelon Corp.
Expiring April, 2016 at $28.00	12	(9,360)
Exxon Mobil Corp.
Expiring April, 2016 at $80.00	88	(35,200)
Facebook, Inc., Class A
Expiring May, 2016 at $110.00	55	(42,680)
Expiring May, 2016 at $115.00	10	(4,950)

		(47,630)
FedEx Corp.
Expiring April, 2016 at $140.00	4	(8,840)
General Mills, Inc.
Expiring April, 2016 at $62.50	10	(1,310)
General Motors Co.
Expiring June, 2016 at $33.00	175	(11,550)
Gilead Sciences, Inc.
Expiring April, 2016 at $105.00	8	(40)
Expiring May, 2016 at $90.00	50	(23,500)

		(23,540)
Goodyear Tire & Rubber Co. (The)
Expiring April, 2016 at $28.00	120	(59,040)
Expiring April, 2016 at $29.00	8	(2,800)

		(61,840)

www.bridgeway.com	41

Managed Volatility Fund SCHEDULE OF OPTIONS WRITTEN (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Company	Number of Contracts	Value

Call Options Written (continued)
Halliburton Co.
Expiring April, 2016 at $34.00	5	$ (1,175)
Hasbro, Inc.
Expiring April, 2016 at $75.00	5	(2,545)
HP, Inc.
Expiring April, 2016 at $10.00	15	(3,270)
Intel Corp.
Expiring May, 2016 at $32.00	19	(2,375)
International Paper Co.
Expiring April, 2016 at $34.00	6	(4,200)
Intuit, Inc.
Expiring April, 2016 at $100.00	6	(2,580)
JM Smucker Co. (The)
Expiring April, 2016 at $130.00	5	(875)
Johnson & Johnson
Expiring April, 2016 at $100.00	60	(50,100)
JPMorgan Chase & Co.
Expiring April, 2016 at $60.00	15	(885)
Juniper Networks, Inc.
Expiring April, 2016 at $27.00	25	(200)
Kimberly-Clark Corp.
Expiring July, 2016 at $140.00	4	(836)
Kroger Co. (The)
Expiring April, 2016 at $37.50	15	(1,875)
Marathon Petroleum Corp.
Expiring April, 2016 at $42.50	7	(175)
MasterCard, Inc., Class A
Expiring April, 2016 at $95.00	4	(360)
McDonald’s Corp.
Expiring May, 2016 at $125.00	4	(1,460)
Merck & Co., Inc.
Expiring April, 2016 at $55.00	12	(72)
Micron Technology, Inc.
Expiring April, 2016 at $12.00	224	(1,120)
Microsoft Corp.
Expiring May, 2016 at $55.00	22	(4,444)
Monsanto Co.
Expiring April, 2016 at $105.00	5	(45)
Morgan Stanley
Expiring April, 2016 at $29.00	10	(10)
Murphy Oil Corp.
Expiring May, 2016 at $17.50	113	(85,880)
National Oilwell Varco, Inc.
Expiring May, 2016 at $30.00	100	(24,600)
NIKE, Inc., Class B
Expiring April, 2016 at $60.00	64	(12,608)
Expiring April, 2016 at $62.50	14	(770)

		(13,378)
Northrop Grumman Corp.
Expiring May, 2016 at $195.00	4	(2,960)
PayPal Holdings, Inc.
Expiring April, 2016 at $35.00	5	(1,875)

Company	Number of Contracts	Value

PepsiCo, Inc.
Expiring April, 2016 at $100.00	4	$ (1,124)
Phillips 66
Expiring May, 2016 at $90.00	5	(1,075)
PNC Financial Services Group, Inc. (The)
Expiring May, 2016 at $87.50	6	(756)
Procter & Gamble Co. (The)
Expiring April, 2016 at $82.50	7	(497)
QUALCOMM, Inc.
Expiring April, 2016 at $50.00	9	(1,458)
Raytheon Co.
Expiring May, 2016 at $125.00	6	(1,188)
Ross Stores, Inc.
Expiring May, 2016 at $55.00	7	(2,940)
salesforce.com inc.
Expiring April, 2016 at $70.00	6	(2,580)
Santander Consumer USA Holdings, Inc.
Expiring April, 2016 at $14.00	115	(1,725)
Expiring April, 2016 at $16.00	30	(450)

		(2,175)
Scripps Networks Interactive, Inc., Class A
Expiring June, 2016 at $70.00	4	(700)
Sempra Energy
Expiring July, 2016 at $105.00	4	(1,320)
Skechers U.S.A., Inc., Class A
Expiring April, 2016 at $30.00	114	(14,250)
Starbucks Corp.
Expiring April, 2016 at $60.00	8	(552)
Target Corp.
Expiring April, 2016 at $72.50	7	(7,105)
Tesoro Corp.
Expiring May, 2016 at $77.50	55	(52,250)
Texas Instruments, Inc.
Expiring April, 2016 at $52.50	8	(3,880)
Travelers Cos. Inc. (The)
Expiring April, 2016 at $110.00	10	(7,170)
Twenty-First Century Fox, Inc., Class A
Expiring April, 2016 at $27.00	10	(1,000)
Tyco International PLC
Expiring April, 2016 at $31.00	90	(44,100)
Expiring April, 2016 at $32.00	13	(4,810)

		(48,910)
UnitedHealth Group, Inc.
Expiring June, 2016 at $130.00	10	(4,400)
US Bancorp
Expiring June, 2016 at $42.00	9	(666)
Valero Energy Corp.
Expiring June, 2016 at $70.00	85	(10,965)
VeriSign, Inc.
Expiring May, 2016 at $90.00	38	(11,704)

42	Quarterly Report | March 31, 2016 (Unaudited)

Managed Volatility Fund SCHEDULE OF OPTIONS WRITTEN (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Company	Number of Contracts	Value

Call Options Written (continued)
Verizon Communications, Inc.
Expiring May, 2016 at $52.50	15	$ (2,835)
Voya Financial, Inc.
Expiring May, 2016 at $30.00	20	(1,900)
Wal-Mart Stores, Inc.
Expiring April, 2016 at $65.00	7	(2,562)
Walt Disney Co. (The)
Expiring June, 2016 at $100.00	7	(2,338)
Waste Management, Inc.
Expiring April, 2016 at $55.00	7	(3,066)
Wells Fargo & Co.
Expiring April, 2016 at $52.50	15	(45)
WhiteWave Foods Co. (The)
Expiring April, 2016 at $40.00	120	(17,400)

TOTAL CALL OPTIONS WRITTEN – (1.54%)		(874,171)

(Premiums received $(568,388))

PUT OPTIONS WRITTEN - (0.36%)

Alliance Data Systems Corp.
Expiring June, 2016 at $200.00	30	(13,500)
American Water Works Co., Inc.
Expiring June, 2016 at $65.00	85	(9,350)
Antero Resources Corp.
Expiring May, 2016 at $22.50	95	(10,450)
Apple, Inc.
Expiring June, 2016 at $105.00	40	(13,400)
Berkshire Hathaway, Inc.
Expiring June, 2016 at $130.00	15	(1,500)
Expiring June, 2016 at $135.00	30	(4,770)

		(6,270)
CME Group, Inc.
Expiring June, 2016 at $95.00	50	(15,500)
Delphi Automotive PLC
Expiring May, 2016 at $60.00	30	(450)
Gilead Sciences, Inc.
Expiring April, 2016 at $85.00	20	(320)
Hartford Financial Services Group, Inc. (The)
Expiring June, 2016 at $42.00	30	(2,100)
HD Supply Holdings, Inc.
Expiring June, 2016 at $30.00	20	(1,580)
Hormel Foods Corp.
Expiring June, 2016 at $40.00	90	(6,930)
JetBlue Airways Corp.
Expiring June, 2016 at $20.00	140	(13,160)
Kroger Co. (The)
Expiring July, 2016 at $37.50	40	(6,000)
Lear Corp.
Expiring June, 2016 at $110.00	20	(8,800)
Loews Corp.
Expiring June, 2016 at $35.00	20	(400)

Company	Number of Contracts	Value

Pilgrim’s Pride Corp.
Expiring June, 2016 at $23.00	140	$ (9,380)
Prudential Financial, Inc.
Expiring June, 2016 at $70.00	80	(22,720)
Scripps Networks Interactive, Inc.
Expiring June, 2016 at $55.00	30	(1,350)
Expiring June, 2016 at $65.00	90	(24,030)

		(25,380)
Southwest Airlines Co.
Expiring April, 2016 at $40.00	40	(400)
Expiring May, 2016 at $43.00	40	(4,200)

		(4,600)
Spirit AeroSystems Holdings, Inc.
Expiring April, 2016 at $45.00	65	(6,500)
Tesoro Corp.
Expiring May, 2016 at $75.00	25	(4,075)
Tyson Foods, Inc.
Expiring April, 2016 at $62.50	90	(1,800)
Expiring July, 2016 at $65.00	20	(5,500)

		(7,300)
Whirlpool Corp.
Expiring June, 2016 at $170.00	35	(18,550)

TOTAL PUT OPTIONS WRITTEN – (0.36%)		(206,715)

(Premiums received $(346,419))
TOTAL OPTIONS
WRITTEN – (1.90%)		$(1,080,886)

(Premiums received $(914,807))

www.bridgeway.com	43

Managed Volatility Fund SCHEDULE OF OPTIONS WRITTEN (continued)

Summary of inputs used to value the Fund’s investments as of 03/31/2016 (See Note 2 in Notes to Schedule of Investments):

	Assets Table
	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$35,953,774	$—	$—	$35,953,774
U.S. Government Obligations	—	18,993,141	—	18,993,141
Money Market Fund	—	3,050,394	—	3,050,394
Investments Purchased with Cash Proceeds from Securities Lending	—	283,423	—	283,423

TOTAL	$35,953,774	$22,326,958	$—	$58,280,732

	Liabilities Table
	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Options Written	$(759,454)	$(321,432)	$—	$(1,080,886)

TOTAL	$(759,454)	$(321,432)	$—	$(1,080,886)

See Notes to Schedule of Investments.

44	Quarterly Report | March 31, 2016 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “ Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 10 investment funds as of March 31, 2016 (each is referred to as a “Fund” and collectively, the “Funds”): Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Blue Chip 35 Index and Managed Volatility Funds are presented in this report. The Omni Small-Cap Value and Omni Tax-Managed Small-Cap Value Funds are included in a separate report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of March 31, 2016, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Momentum, Small-Cap Growth, and Small-Cap Value Funds. 50,000,000 shares have been classified into the Managed Volatility Fund.

The Ultra-Small Company Fund is open to existing investors (direct only).

All of the Funds are no-load, diversified funds.

The Aggressive Investors 1 Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three year intervals or more).

The Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, and Small-Cap Value Funds seek to provide a long-term total return on capital, primarily through capital appreciation.

The Blue Chip 35 Index Fund seeks to provide long-term total return on capital, primarily through capital appreciation, but also some income.

The Managed Volatility Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

Securities, Options, Futures and Other Investments Valuation Other than options, securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system, the securities are valued based on the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their primary exchange, or NOCP, in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Fixed income securities are valued on the basis of current market quotations provided by a pricing service. Options are valued at the close if there is trading volume and, if there is no trading volume, the options are valued at the bid on long positions and the ask on the short positions.

www.bridgeway.com	45

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued security for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

The Dreyfus Cash Management Fund, which is held by the Funds, invests primarily in securities that are valued at cost or amortized cost. Therefore, these investments are classified as Level 2 investments.

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of March 31, 2016 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended March 31, 2016, the Ultra-Small Company Market Fund transferred a security with a value of $436,985 from Level 2 to Level 1 as of the end of the period, due to the market becoming active. There were no transfers between Level 1 and Level 2 in any of the other Funds. Details regarding transfers into, and transfers out of, Level 3 can be found at the end of each Schedule of Investments for Funds that held Level 3 securities.

46	Quarterly Report | March 31, 2016 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Risks and Uncertainties The Funds provide for various investment options, including stocks, bonds and call and put options. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Particularly related to the Managed Volatility Fund, discounts and premiums are accreted/amortized on the effective interest method.

Fund expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets or other appropriate basis.

Futures Contracts The Funds may purchase or sell financial futures contracts to hedge cash positions, manage market risk, and to dampen volatility in line with investment objectives. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, such Fund agrees to receive from, or pay to, the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized appreciation or depreciation. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty risk to the Funds, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of March 31, 2016, the Funds had no open futures contracts.

Options The Aggressive Investors 1 Fund may buy and sell calls and puts to increase or decrease the Fund’s exposure to stock market risk or for purposes of diversification of risk. The Managed Volatility Fund may buy and sell calls and puts to reduce the Fund’s volatility and provide some cash flow. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in such Fund’s Schedule of Investments as an investment and subsequently marked-to-market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by such Fund is included in its Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if such Fund enters into a closing purchase transaction, that Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that a Fund has written is assigned, such Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that a Fund has written is assigned, the amount of the premium originally received reduces the cost of the security that such Fund purchased upon exercise of the option. Buying calls increases a Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit a Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes.

Covered Call Options and Secured Puts The Aggressive Investors 1 and Managed Volatility Funds may write call options on a covered basis, that is, a Fund will own the underlying security, or a Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security

www.bridgeway.com	47

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

decline. All options were listed on exchanges and considered liquid positions with readily available market quotes. Transactions in options written during the period ended March 31, 2016 are as follows:

	Managed Volatility Fund Written Call Options		Managed Volatility Fund Written Put Options
	Contracts	Premiums	Contracts	Premiums

Outstanding, June 30, 2015	2,062	$334,366	2,016	$448,204
Positions Opened	11,277	2,182,557	5,214	1,335,363
Exercised	(1,589)	(326,218)	(3,040)	(757,392)
Splits	22	-	265	-
Expired	(7,911)	(1,378,325)	(3,045)	(679,756)
Closed	(1,120)	(243,992)	-	-
Outstanding, March 31, 2016	2,741	$568,388	1,410	$346,419
Market Value, March 31, 2016		$(874,171)		$(206,715)

The Aggressive Investors 1 Fund had no transactions in written options during the period ended March 31, 2016.

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/ depreciation and the cost of investment securities for tax purposes, including short-term securities at March 31, 2016, were as follows:

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Gross appreciation (excess of value over tax cost)	$ 24,054,794	$ 14,644,288	$ 78,044,094
Gross depreciation (excess of tax cost over value)	(12,811,537)	(19,540,527)	(56,520,959)
Net unrealized appreciation (depreciation)	$ 11,243,257	$ (4,896,239)	$ 21,523,135
Cost of investments for income tax purposes	$213,908,035	$125,567,800	$353,784,783

	Small-Cap Momentum	Small-Cap Growth	Small-Cap Value
Gross appreciation (excess of value over tax cost)	$ 318,673	$ 4,371,849	$ 4,393,171
Gross depreciation (excess of tax cost over value)	(168,883)	(3,604,448)	(7,686,049)
Net unrealized appreciation (depreciation)	$ 149,790	$ 767,401	$ (3,292,878)
Cost of investments for income tax purposes	$4,715,582	$42,716,866	$72,208,685

	Blue Chip 35 Index	Managed Volatility
Gross appreciation (excess of value over tax cost)	$194,945,765	$ 8,423,346
Gross depreciation (excess of tax cost over value)	(11,613,386)	(2,596,914)
Net unrealized appreciation (depreciation)	$183,332,379	$ 5,826,432
Cost of investments for income tax purposes	$491,949,513	$52,454,300

The differences between book and tax net unrealized appreciation (depreciation) are primarily due to wash sale loss deferrals and basis adjustments on investments in business development companies and passive foreign investment companies (PFICs).

48	Quarterly Report | March 31, 2016 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.88%
Aerospace & Defense - 1.14%
AAR Corp.	92,600	$2,154,802
API Technologies Corp.*	5,000	9,850
Arotech Corp.*+	94,300	229,149
CPI Aerostructures, Inc.*	4,700	34,451
Cubic Corp.	44,500	1,778,220
DigitalGlobe, Inc.*	10,000	173,000
Ducommun, Inc.*	62,770	957,242
Erickson, Inc.*	1,417	2,338
LMI Aerospace, Inc.*+	35,000	297,850
National Presto Industries, Inc.+	5,020	420,375
Sypris Solutions, Inc.*	6,400	6,080

		6,063,357

Air Freight & Logistics - 1.71%
Air T, Inc.*	2,800	67,648
Air Transport Services Group, Inc.*	321,924	4,951,191
Atlas Air Worldwide Holdings, Inc.*	57,700	2,438,979
Wesco Aircraft Holdings, Inc.*	113,800	1,637,582

		9,095,400

Airlines - 1.76%
Hawaiian Holdings, Inc.*	135,634	6,400,568
SkyWest, Inc.	148,791	2,974,332

		9,374,900
Auto Components - 1.79%
China Automotive Systems, Inc.*+	28,200	130,848
China XD Plastics Co., Ltd.*+	163,000	524,860
Commercial Vehicle Group, Inc.*+	57,300	151,845
Cooper-Standard Holding, Inc.*	51,000	3,663,840
Fuel Systems Solutions, Inc.*	122	675
Modine Manufacturing Co.*	142,900	1,573,329
Shiloh Industries, Inc.*	500	2,565
SORL Auto Parts, Inc.*	129,900	233,820
Spartan Motors, Inc.	22,000	86,900
Stoneridge, Inc.*	900	13,104
Strattec Security Corp.	10,600	608,334
Superior Industries International, Inc.	115,400	2,548,032

		9,538,152

Industry Company	Shares	Value

Biotechnology - 0.09%
AMAG Pharmaceuticals, Inc.*+	19,000	$ 444,600
Enzon Pharmaceuticals, Inc.*	60,300	28,341

		472,941

Building Products - 1.11%
Alpha Pro Tech, Ltd.*	743	1,352
Gibraltar Industries, Inc.*	126,850	3,627,910
Griffon Corp.	140,900	2,176,905
Universal Forest Products, Inc.	1,000	85,820

		5,891,987

Capital Markets - 1.54%
American Capital Senior Floating Ltd.	39,000	391,170
Arlington Asset Investment Corp., Class A+	23,700	296,961
Calamos Asset Management, Inc., Class A	74,000	628,260
Cowen Group, Inc., Class A*+	329,800	1,256,538
FBR & Co.	600	10,854
GAMCO Investors, Inc., Class A+	10,000	370,600
INTL FCStone, Inc.*	15,100	403,623
Investment Technology Group, Inc.	57,050	1,260,805
JMP Group LLC+	300	1,569
KCG Holdings, Inc., Class A*	109,500	1,308,525
Oppenheimer Holdings, Inc., Class A	31,093	490,648
Piper Jaffray Cos.*	35,500	1,759,380

		8,178,933

Chemicals - 2.96%
American Vanguard Corp.+	20,000	315,600
China Green Agriculture, Inc.*	133,000	179,550
Core Molding Technologies, Inc.*	17,000	212,160
FutureFuel Corp.	72,800	858,312
Gulf Resources, Inc.*	178,200	286,902
Innophos Holdings, Inc.	10,000	309,100
Intrepid Potash, Inc.*	93,600	103,896
KMG Chemicals, Inc.+	58,200	1,342,674

www.bridgeway.com	1

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Chemicals (continued)
Kraton Performance Polymers, Inc.*	142,150	$ 2,459,195
LSB Industries, Inc.*+	30,000	382,500
Minerals Technologies, Inc.	15,000	852,750
Olin Corp.+	52,500	911,925
Schulman (A.), Inc.	65,108	1,772,240
Stepan Co.	82,000	4,533,780
Trecora Resources*	1,100	10,582
Tredegar Corp.	76,700	1,205,724

		15,736,890

Commercial Banks - 14.93%
1st Constitution Bancorp*+	3,000	37,980
1st Source Corp.	86,847	2,765,208
Access National Corp.	2,700	53,541
ACNB Corp.	1,000	22,380
American National Bankshares, Inc.	21,800	552,194
American River Bankshares*	21,300	216,408
AmeriServ Financial, Inc.	5,000	14,950
Banco Latinoamericano de Comercio Exterior SA	15,000	363,300
Bank of Commerce Holdings	45,300	287,655
Bankwell Financial Group, Inc.+	13,300	260,281
Banner Corp.	11,450	481,358
Bar Harbor Bankshares	11,250	373,725
Baylake Corp.+	3,000	47,910
BBCN Bancorp, Inc.	15,000	227,850
BCB Bancorp, Inc.	10,400	104,104
Blue Hills Bancorp, Inc.+	15,000	205,050
BNC Bancorp	73,844	1,559,585
Boston Private Financial Holdings, Inc.	10,000	114,500
BSB Bancorp, Inc.*+	31,633	710,794
C&F Financial Corp.	1,200	45,840
Camden National Corp.	9,500	399,000
Capital City Bank Group, Inc.	83,150	1,213,158
Cardinal Financial Corp.	25,000	508,750
Carolina Bank Holdings, Inc.*+	500	8,125
Cascade Bancorp*	17,726	101,215
Central Pacific Financial Corp.	25,000	544,250
Central Valley Community
Bancorp	20,000	222,600
Century Bancorp, Inc., Class A	15,200	591,432
Chemical Financial Corp.+	61,500	2,194,935

Industry Company	Shares	Value

Commercial Banks (continued)
Chemung Financial Corp.+	13,500	$ 355,725
Citizens & Northern Corp.	15,000	298,200
Civista Bancshares, Inc.	2,000	20,620
CNB Financial Corp.	29,000	510,110
Coastway Bancorp, Inc.*	1,513	18,958
Codorus Valley Bancorp, Inc.	4,189	84,702
Community Bankers Trust Corp.*	5,000	25,000
Community Trust Bancorp, Inc.	17,500	618,100
ConnectOne Bancorp, Inc.	15,000	245,250
Customers Bancorp, Inc.*	20,000	472,600
DNB Financial Corp.+	465	13,262
Enterprise Bancorp, Inc.+	11,775	308,976
Enterprise Financial Services Corp.	27,700	749,008
Farmers Capital Bank Corp.	34,400	908,848
Farmers National Banc Corp.+	150	1,336
Fidelity Southern Corp.	55,723	893,797
Financial Institutions, Inc.	39,300	1,142,451
First Bancorp+	99,571	1,876,913
First Bancorp, Inc.+	1,295	25,265
First BanCorp.*	436,500	1,274,580
First Busey Corp.	18,570	380,314
First Commonwealth Financial Corp.+	158,300	1,402,538
First Community Bancshares, Inc.	44,000	872,960
First Community Corp.	600	8,652
First Connecticut Bancorp, Inc.+	16,100	256,956
First Financial Corp.	37,000	1,265,770
First Internet Bancorp	1,500	35,055
First Interstate BancSystem, Inc., Class A	95,200	2,677,976
First Merchants Corp.	79,311	1,869,360
First Midwest Bancorp, Inc.	129,000	2,324,580
First of Long Island Corp. (The)	12,000	342,000
First United Corp.*	5,000	54,750
Flushing Financial Corp.	44,297	957,701
FNB Corp.	64,782	842,814
German American Bancorp, Inc.+	13,000	418,600
Great Southern Bancorp, Inc.	26,900	998,797
Great Western Bancorp, Inc.	20,000	545,400
Green Bancorp, Inc.*	52,000	393,640

2	Quarterly Report | March 31, 2016 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Banks (continued)
Hampton Roads Bankshares, Inc.*	386,754	$ 684,555
Heartland Financial USA, Inc.	41,600	1,280,864
Heritage Commerce Corp.	28,100	281,281
Heritage Financial Corp.	60,260	1,058,768
Heritage Oaks Bancorp	200	1,558
HomeTrust Bancshares, Inc.*	2,961	54,275
Horizon Bancorp+	3,150	77,868
Independent Bank Corp., MI	75,625	1,100,344
Independent Bank Group, Inc.	16,900	463,060
International Bancshares Corp.	90,687	2,236,341
Lakeland Bancorp, Inc.+	102,050	1,035,807
Landmark Bancorp, Inc.+	1,050	26,260
Macatawa Bank Corp.	13,200	82,500
MainSource Financial Group, Inc.	67,400	1,421,466
MBT Financial Corp.+	60,322	485,592
Mercantile Bank Corp.	44,100	988,722
Merchants Bancshares, Inc.	5,000	148,700
Middleburg Financial Corp.	21,400	462,240
MidWestOne Financial Group, Inc.	15,000	411,750
Monarch Financial Holdings, Inc.+	728	12,092
MutualFirst Financial, Inc.	900	22,680
National Bankshares, Inc.+	2,500	85,800
NBT Bancorp, Inc.	23,000	619,850
Northrim BanCorp, Inc.+	30,445	727,940
OFG Bancorp	45,800	320,142
Old Line Bancshares, Inc.+	50	902
Old National Bancorp	20,000	243,800
Old Second Bancorp, Inc.*	54,750	392,558
Opus Bank	1,500	51,000
Orrstown Financial Services, Inc.+	16,800	290,976
Pacific Continental Corp.	55,500	895,215
Pacific Mercantile Bancorp*	20,000	140,000
Park Sterling Corp.	248,817	1,659,609
Parke Bancorp, Inc.+	300	3,975
Peapack Gladstone Financial Corp.+	6,894	116,509
Peoples Bancorp, Inc.+	29,200	570,568
Preferred Bank	35,700	1,079,925
Premier Financial Bancorp, Inc.	25,200	397,152
QCR Holdings, Inc.	2,000	47,700

Industry Company	Shares	Value

Commercial Banks (continued)
Renasant Corp.	47,946	$ 1,577,903
Republic Bancorp, Inc., Class A	21,550	556,637
Republic First Bancorp, Inc.*+	37,000	155,770
S&T Bancorp, Inc.	49,300	1,269,968
Salisbury Bancorp, Inc.	1,183	37,608
Sandy Spring Bancorp, Inc.	24,000	667,920
SB Financial Group, Inc.	28,400	292,804
Shore Bancshares, Inc.	46,112	552,422
Sierra Bancorp	70,000	1,270,500
South State Corp.	14,506	931,720
Southern National Bancorp of Virginia, Inc.	30,000	357,600
Southside Bancshares, Inc.	21,500	560,505
Southwest Bancorp, Inc.	32,900	495,145
State Bank Financial Corp.	97,384	1,924,308
Sussex Bancorp	15,000	187,500
Tompkins Financial Corp.	12,808	819,712
TowneBank+	1,000	19,190
TriCo Bancshares	600	15,192
TriState Capital Holdings, Inc.*	50,000	630,000
Triumph Bancorp, Inc.*	20,000	316,600
Trustmark Corp.	32,100	739,263
Union Bankshares Corp.	60,966	1,501,593
United Community Banks, Inc.	55,650	1,027,856
United Security Bancshares, Inc.	4,000	32,400
Univest Corp. of Pennsylvania	62,600	1,221,326
WesBanco, Inc.	70,273	2,087,811
Wilshire Bancorp, Inc.	40,000	412,000
Yadkin Financial Corp.	3,501	82,869

		79,444,108

Commercial Services & Supplies - 2.85%
ACCO Brands Corp.*	364,300	3,271,414
Acme United Corp.	735	12,010
Brink’s Co. (The)	4,200	141,078
Command Security Corp.*	26,800	61,640
Ecology & Environment, Inc., Class A+	3,500	35,140
EnerNOC, Inc.*+	89,100	666,468
Ennis, Inc.	136,892	2,676,239
Heritage-Crystal Clean, Inc.*	39,854	396,149
Huron Consulting Group, Inc.*	4,000	232,760

www.bridgeway.com	3

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Services & Supplies (continued)
James River Group Holdings, Ltd.	70,600	$ 2,277,556
Kelly Services, Inc., Class A	35,500	678,760
Kimball International, Inc., Class B	31,800	360,930
McGrath RentCorp	83,300	2,089,164
PRGX Global, Inc.*	115,739	546,288
Quad/Graphics, Inc.	59,300	767,342
RCM Technologies, Inc.*	55,200	293,112
TRC Cos., Inc.*	10,600	76,850
Versar, Inc.*	8,600	20,812
Viad Corp.	17,400	507,384
Willdan Group, Inc.*	3,900	37,635

		15,148,731

Communications Equipment - 1.30%
Bel Fuse, Inc., Class B	18,500	270,100
Black Box Corp.	63,775	859,049
ClearOne, Inc.+	27,500	319,000
Communications Systems, Inc.	4,150	30,502
Comtech Telecommunications Corp.	50,000	1,168,500
Finisar Corp.*	80,700	1,471,968
Harmonic, Inc.*+	700	2,289
Infosonics Corp.*	15,000	13,950
NETGEAR, Inc.*	36,030	1,454,531
PC-Tel, Inc.	56,700	271,026
Polycom, Inc.*	92,300	1,029,145

		6,890,060

Computers & Peripherals - 0.49%
Concurrent Computer Corp.+	53,600	316,240
QLogic Corp.*	162,150	2,179,296
USA Technologies, Inc.*+	25,000	109,000

		2,604,536

Construction & Engineering - 1.80%
Aegion Corp.*	99,341	2,095,102
Goldfield Corp. (The)*	121,000	205,700
Great Lakes Dredge & Dock Corp.*	255,000	1,137,300
Integrated Electrical Services, Inc.*	2,717	39,858
KB Home+	175,900	2,511,852
MasTec, Inc.*	103,700	2,098,888
MYR Group, Inc.*	12,100	303,831
Northwest Pipe Co.*	1,000	9,220
Orion Marine Group, Inc.*	3,920	20,306

Industry Company	Shares	Value

Construction & Engineering (continued)
Sterling Construction Co., Inc.*	96,400	$ 496,460
Tutor Perini Corp.*	43,200	671,328

		9,589,845

Consumer Finance - 1.53%
Asta Funding, Inc.*	37,900	337,689
Cash America International, Inc.	80,700	3,118,248
Consumer Portfolio Services, Inc.*	97,000	410,310
Encore Capital Group, Inc.*+	19,600	504,504
Ezcorp, Inc., Class A*	67,800	201,366
Green Dot Corp., Class A*+	84,600	1,943,262
Nelnet, Inc., Class A	7,800	307,086
Nicholas Financial, Inc.*	25,000	269,750
Regional Management Corp.*	43,100	737,441
World Acceptance Corp.*	7,700	291,984

		8,121,640

Distributors - 0.36%
AMCON Distributing Co.	1,350	108,135
Essendant, Inc.	47,600	1,519,868
VOXX International Corp.*	67,100	299,937
Weyco Group, Inc.+	200	5,324

		1,933,264

Diversified Consumer Services - 0.72%
American Public Education, Inc.*	10,000	206,300
DeVry Education Group, Inc.	22,900	395,483
K12, Inc.*	55,600	549,884
Lincoln Educational Services Corp.*+	54,400	134,912
Regis Corp.*	168,150	2,554,199

		3,840,778

Diversified Financial Services - 0.79%
Enova International, Inc.*	9,333	58,891
GAIN Capital Holdings, Inc.	121,605	797,729
Higher One Holdings, Inc.*	157,700	616,607
Marlin Business Services Corp.	10,580	151,400
PHH Corp.*	69,550	872,157
Resource America, Inc., Class A+	65,291	376,729
Sterling Bancorp	58,384	930,057

4	Quarterly Report | March 31, 2016 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Diversified Financial Services (continued)
Summit Financial Group, Inc.	22,015	$ 340,572
Tiptree Financial, Inc., Class A+	10,000	57,000

		4,201,142

Diversified Telecommunication Services - 1.04%
Alaska Communications Systems Group, Inc.*	277,800	494,484
Atlantic Tele-Network, Inc.	11,475	870,149
Hawaiian Telcom Holdco, Inc.*	44,500	1,047,975
Iridium Communications, Inc.*+	391,325	3,079,728
Lumos Networks Corp.*	5,000	64,200

		5,556,536

Electrical Equipment - 0.80%
Broadwind Energy, Inc.*+	25,000	75,250
Encore Wire Corp.	16,500	642,345
General Cable Corp.	65,000	793,650
Highpower International, Inc.*+	25,923	48,476
II-VI, Inc.*	79,250	1,720,518
LSI Industries, Inc.	15,000	176,250
Powell Industries, Inc.	25,000	745,250
Preformed Line Products Co.+	1,000	36,520
Ultralife Corp.*	7,350	37,632

		4,275,891

Electronic Equipment, Instruments & Components - 3.49%
Benchmark Electronics, Inc.*	134,000	3,088,700
Electro Rent Corp.+	20,000	185,200
Fabrinet*	30,050	972,118
GSI Group, Inc.*	9,600	135,936
Insight Enterprises, Inc.*	64,800	1,855,872
Iteris, Inc.*	87,000	212,280
Key Tronic Corp.*	22,000	157,300
Kimball Electronics, Inc.*	50,400	562,968
Multi-Fineline Electronix, Inc.*	35,000	812,350
PAR Technology Corp.*+	101,800	674,934
PCM, Inc.*	8,769	70,327
Rofin-Sinar Technologies, Inc.*	20,000	644,400
Sanmina Corp.*	142,700	3,336,326
ScanSource, Inc.*	500	20,190
Sigmatron International, Inc.*	2,500	15,525
SMTC Corp.*	7,500	11,250
TTM Technologies, Inc.*	520,153	3,459,017

Industry Company	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Vishay Precision Group, Inc.*	166,448	$ 2,331,936
Wireless Telecom Group, Inc.*	10,000	13,200

		18,559,829

Energy Equipment & Services - 1.58%
Basic Energy Services, Inc.*+	800	2,208
C&J Energy Services, Ltd.*+	1,200	1,692
Checkpoint Systems, Inc.*	500	5,060
ENGlobal Corp.*	83,200	85,696
Era Group, Inc.*	56,300	528,094
Gulf Island Fabrication, Inc.	28,503	223,749
Helix Energy Solutions Group, Inc.*	15,000	84,000
Natural Gas Services Group, Inc.*+	68,800	1,488,144
Newpark Resources, Inc.*	85,000	367,200
Parker Drilling Co.*	614,950	1,303,694
PHI, Inc.*+	60,200	1,137,178
Pioneer Energy Services Corp.*	198,300	436,260
SEACOR Holdings, Inc.*+	45,900	2,499,255
Tesco Corp.*	25,000	215,250

		8,377,480

Food & Staples Retailing - 1.56%
Andersons, Inc. (The)	38,100	1,196,721
Ingles Markets, Inc., Class A	49,800	1,867,500
SpartanNash Co.	145,946	4,423,623
Village Super Market, Inc., Class A	1,709	41,289
Weis Markets, Inc.	17,500	788,550

		8,317,683

Food Products - 1.08%
Alico, Inc.+	5,800	160,138
Fresh Del Monte Produce, Inc.+	21,650	910,815
Omega Protein Corp.*	123,750	2,096,325
Post Holdings, Inc.*	16,000	1,100,320
S&W Seed Co.*+	20,000	83,600
Seneca Foods Corp., Class A*	40,100	1,393,074

		5,744,272

Health Care Equipment & Supplies - 0.17%
AngioDynamics, Inc.*	14,400	176,976
Exactech, Inc.*	17,500	354,550
Invacare Corp.+	900	11,853

www.bridgeway.com	5

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (continued)
Kewaunee Scientific Corp.	3,000	$ 49,950
Symmetry Surgical, Inc.*	33,350	328,831

		922,160

Health Care Providers & Services - 2.25%
Almost Family, Inc.*	600	22,344
Amedisys, Inc.*	31,100	1,503,374
Everyday Health, Inc.*	8,000	44,800
Five Star Quality Care, Inc.*	214,650	491,548
Healthways, Inc.*	10,000	100,900
InfuSystems Holdings, Inc.*	36,100	127,072
Kindred Healthcare, Inc.	81,350	1,004,672
LHC Group, Inc.*	1,000	35,560
Magellan Health, Inc.*	26,225	1,781,464
National Healthcare Corp.+	13,000	809,900
PharMerica Corp.*	36,750	812,543
Premier, Inc., Class A*	12,500	417,000
Select Medical Holdings Corp.	150,000	1,771,500
Triple-S Management Corp., Class B*	122,300	3,040,378

		11,963,055

Health Care Technology - 0.10%
Halyard Health, Inc.*	17,800	511,394

Hotels, Restaurants & Leisure - 2.91%
Century Casinos, Inc.*	57,400	353,584
Flanigan’s Enterprises, Inc.	2,500	47,400
International Speedway Corp., Class A+	76,456	2,821,991
Intrawest Resorts Holdings, Inc.*	79,300	678,015
Isle of Capri Casinos, Inc.*	46,200	646,800
Luby’s, Inc.*	207,600	1,006,860
Marcus Corp. (The)	130,150	2,466,343
Monarch Casino & Resort, Inc.*	29,400	572,124
Nevada Gold & Casinos, Inc.*+	10,300	22,145
Peak Resorts, Inc.+	104,000	353,600
Penn National Gaming, Inc.*	133,800	2,233,122
Red Lion Hotels Corp.*	43,905	370,119
Ruby Tuesday, Inc.*	303,900	1,634,982
Speedway Motorsports, Inc.	114,900	2,278,467

		15,485,552

Household Durables - 1.33%
Bassett Furniture Industries, Inc.	80,500	2,564,730
CSS Industries, Inc.	53,100	1,483,083
Hooker Furniture Corp.	15,000	492,750

Industry Company	Shares	Value

Household Durables (continued)
Lifetime Brands, Inc.	34,400	$ 518,408
NACCO Industries, Inc., Class A	9,250	531,043
P&F Industries, Inc., Class A+	696	6,654
William Lyon Homes, Class A*+	10,000	144,900
ZAGG, Inc.*	145,700	1,312,757

		7,054,325

Household Products - 0.77%
Central Garden & Pet Co., Class A*	245,003	3,991,099
Oil-Dri Corp. of America	3,000	101,340

		4,092,439

Insurance - 9.86%
1347 Property Insurance Holdings, Inc.*	24,300	144,342
Ambac Financial Group, Inc.*	81,000	1,279,800
American Equity Investment Life Holding Co.	850	14,280
American Independence Corp.*	1,800	35,820
AMERISAFE, Inc.	26,800	1,408,072
Argo Group International Holdings Ltd.	35,600	2,043,084
Baldwin & Lyons, Inc., Class B+	75,300	1,853,133
Citizens, Inc.*+	13,040	94,410
Crawford & Co., Class A+	11,600	69,832
Donegal Group, Inc., Class A	26,900	386,822
EMC Insurance Group, Inc.	30,550	783,607
Employers Holdings, Inc.	91,300	2,569,182
Endurance Specialty Holdings Ltd.	16,700	1,091,178
FBL Financial Group, Inc., Class A	50,806	3,125,585
Federated National Holding Co.	37,288	733,082
Fidelity & Guaranty Life	40,800	1,070,592
First Acceptance Corp.*+	140,000	252,000
Hallmark Financial Services, Inc.*+	57,800	664,700
HCI Group, Inc.+	40,400	1,345,320
Heritage Insurance Holdings, Inc.	50,000	798,500
Horace Mann Educators Corp.	93,600	2,966,184
Independence Holding Co.	15,050	239,596

6	Quarterly Report | March 31, 2016 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Insurance (continued)
Infinity Property & Casualty Corp.	20,900	$ 1,682,450
Investors Title Co.	1,000	91,070
Kansas City Life Insurance Co.	7,000	280,000
Kingstone Cos., Inc.	4,300	35,518
Maiden Holdings, Ltd.+	219,500	2,840,330
MBIA, Inc.*	100,000	885,000
National Interstate Corp.+	23,000	688,160
National Western Life Group, Inc., Class A	5,614	1,294,757
Navigators Group, Inc. (The)*	37,200	3,119,964
NMI Holdings, Inc., Class A*	250,000	1,262,500
OneBeacon Insurance Group Ltd., Class A	87,800	1,117,694
Safety Insurance Group, Inc.	24,000	1,369,440
Selective Insurance Group, Inc.	90,950	3,329,680
State Auto Financial Corp.	48,400	1,067,704
State National Cos, Inc.	25,000	315,000
Stewart Information Services Corp.	87,150	3,161,802
Third Point Reinsurance Ltd.*+	70,000	795,900
United Fire Group, Inc.	78,800	3,453,016
United Insurance Holdings Corp.	60,000	1,152,600
Universal Insurance Holdings, Inc.+	86,316	1,536,425

		52,448,131

Internet & Catalog Retail - 0.18%
CafePress, Inc.*	11,000	40,590
FTD Cos., Inc.*	25,380	666,225
Lands’ End, Inc.*+	10,000	255,100

		961,915

Internet Software & Services - 0.42%
Autobytel, Inc.*	500	8,680
Blucora, Inc.*	17,597	90,801
Liquidity Services, Inc.*	41,200	213,416
Marchex, Inc., Class B	70,000	311,500
MeetMe, Inc.*	35,100	99,684
Monster Worldwide, Inc.*	114,100	371,966
RetailMeNot, Inc.*	15,000	120,150
Synacor, Inc.*	64,000	89,600
United Online, Inc.*	69,729	804,673
Unwired Planet, Inc.*	833	8,205
YuMe, Inc.*	35,700	133,518

		2,252,193

Industry Company	Shares	Value

IT Services - 1.81%
CIBER, Inc.*	350	$ 738
Computer Task Group, Inc.	4,400	22,484
Edgewater Technology, Inc.*	51,100	398,069
Engility Holdings, Inc.*	88,100	1,652,756
Everi Holdings, Inc.*	145,000	332,050
ManTech International Corp., Class A	108,800	3,480,512
ModusLink Global Solutions, Inc.*+	46,900	68,943
NCI, Inc., Class A*	62,804	879,884
NeuStar, Inc., Class A*+	20,400	501,840
Newtek Business Services Corp.	2,635	32,938
Sykes Enterprises, Inc.*	75,134	2,267,544

		9,637,758

Leisure Equipment & Products - 0.20%
Arctic Cat, Inc.*+	8,000	134,400
JAKKS Pacific, Inc.*+	25,000	186,000
Johnson Outdoors, Inc., Class A+	32,779	728,349

		1,048,749

Machinery - 1.70%
American Railcar Industries, Inc.+	12,900	525,417
Ampco-Pittsburgh Corp.	1,200	16,692
Briggs & Stratton Corp.	114,300	2,734,056
Chicago Rivet & Machine Co.	1,000	24,100
Cleantech Solutions International, Inc.*+	11,500	14,145
Columbus McKinnon Corp.	5,400	85,104
Dynamic Materials Corp.+	20,100	130,248
Eastern Co. (The)	18,401	302,144
FreightCar America, Inc.	22,381	348,696
Hardinge, Inc.	75,000	935,250
Hurco Companies, Inc.	17,857	589,102
Kennametal, Inc.	13,000	292,370
L.B. Foster Co., Class A	100	1,816
L.S. Starrett Co. (The), Class A	27,500	284,625
NN, Inc.+	45,500	622,440
Supreme Industries, Inc., Class A	35,805	316,516
TriMas Corp.*	20,000	350,400
Wabash National Corp.*	110,100	1,453,320
WSI Industries, Inc.+	1,300	4,381

		9,030,822

www.bridgeway.com	7

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Marine - 1.82%
Dorian LPG, Ltd.*	163,000	$1,532,200
Frontline, Ltd.+	35,300	295,461
Navios Maritime Acquisition Corp.	368,800	586,392
Navios Maritime Holdings, Inc.*	500	565
Nordic American Tankers Ltd.+	131,300	1,850,017
Overseas Shipholding Group, Inc., Class B	7,900	16,985
Rand Logistics, Inc.*+	9,000	8,550
Scorpio Tankers, Inc.	230,000	1,340,900
Ship Finance International, Ltd.+	185,000	2,569,650
Teekay Tankers, Ltd., Class A	404,800	1,485,616

		9,686,336

Media - 1.84%
Entercom Communications Corp., Class A*	220,225	2,329,980
Eros International PLC*+	24,700	284,297
Global Sources, Ltd.*	4,200	34,020
Harte-Hanks, Inc.	220,000	556,600
Insignia Systems, Inc.*	4,900	13,965
Media General, Inc.*+	40,000	652,400
New Media Investment Group, Inc.	63,300	1,053,312
Radio One, Inc., Class D*	800	1,144
Reading International, Inc., Class A*	31,209	373,884
Saga Communications, Inc., Class A+	6,765	271,006
Salem Media Group, Inc.	83,452	480,684
Scholastic Corp.+	72,800	2,720,536
Sizmek, Inc.*	4,700	13,630
Townsquare Media, Inc., Class A*+	90,056	1,009,528

		9,794,986

Metals & Mining - 1.98%
Carpenter Technology Corp.+	36,600	1,252,818
Century Aluminum Co.*+	147,100	1,037,055
Coeur Mining, Inc.*+	91,800	515,916
Ferroglobe PLC	20,000	176,200
Handy & Harman, Ltd.*+	8,150	222,902
Haynes International, Inc.	25,200	919,800
Hecla Mining Co.+	557,000	1,548,460
Kaiser Aluminum Corp.	21,980	1,858,189
Materion Corp.	48,600	1,286,928
Olympic Steel, Inc.+	20,000	346,200

Industry Company	Shares	Value

Metals & Mining (continued)
Schnitzer Steel Industries, Inc., Class A	59,700	$ 1,100,868
Stillwater Mining Co.*+	20,000	213,000
Synalloy Corp.	7,000	55,440
Thompson Creek Metals Co., Inc.*	3,500	817
Universal Stainless & Alloy Products, Inc.*+	1,508	15,367

		10,549,960

Multiline Retail - 0.37%
Fred’s, Inc., Class A+	133,600	1,991,976

Oil, Gas & Consumable Fuels - 6.21%
Abraxas Petroleum Corp.*	180,200	182,002
Adams Resources & Energy, Inc.	23,100	923,538
Alon USA Energy, Inc.+	187,750	1,937,580
Ardmore Shipping Corp.	147,200	1,243,840
Bill Barrett Corp.*+	1,000	6,220
Bonanza Creek Energy, Inc.*+	16,000	25,440
California Resources Corp.*	400,000	412,000
Callon Petroleum Co.*	336,300	2,976,255
Carrizo Oil & Gas, Inc.*+	1,000	30,920
Clayton Williams Energy, Inc.*+	54,500	486,140
Cloud Peak Energy, Inc.*+	800	1,560
Delek US Holdings, Inc.	90,000	1,371,600
DHT Holdings, Inc.	425,122	2,448,703
Earthstone Energy, Inc.*+	3,202	38,776
Forum Energy Technologies, Inc.*+	148,310	1,957,692
Gastar Exploration, Inc.*	2,540	2,794
Golden Ocean Group Ltd.*	1,000	695
Gran Tierra Energy, Inc.*	148,100	365,807
Green Plains, Inc.	90,200	1,439,592
Halcon Resources Corp.*+	200	192
Hallador Energy Co.+	70,000	319,900
Independence Contract Drilling, Inc.*+	115,519	551,026
ION Geophysical Corp.*+	3,333	26,931
Matador Resources Co.*	95,000	1,801,200
McDermott International, Inc.*+	538,400	2,202,056
Mexco Energy Corp.*	6,000	14,520
Mitcham Industries, Inc.*+	15,100	46,206
MRC Global, Inc.*	195,500	2,568,870
New Concept Energy, Inc.*	4,800	4,080
Northern Oil and Gas, Inc.*+	1,000	3,990
Oasis Petroleum, Inc.*+	237,000	1,725,360
Oil States International, Inc.*	18,000	567,360

8	Quarterly Report | March 31, 2016 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Pacific Ethanol, Inc.*+	1,000	$ 4,680
PDC Energy, Inc.*	10,000	594,500
Renewable Energy Group, Inc.*	163,885	1,547,074
REX American Resources Corp.*	33,920	1,881,542
Ring Energy, Inc.*+	50,000	252,500
Sanchez Energy Corp.*+	500	2,745
SM Energy Co.+	12,000	224,880
Stone Energy Corp.*+	100	79
Synergy Resources Corp.*+	110,000	854,700
TETRA Technologies, Inc.*	303,600	1,927,860
Transatlantic Petroleum, Ltd.*	28,500	21,375
VAALCO Energy, Inc.*	26,500	24,910
W&T Offshore, Inc.*+	800	1,752

		33,021,442

Paper & Forest Products - 1.13%
Clearwater Paper Corp.*	30,500	1,479,555
Mercer International, Inc.	276,250	2,610,563
Orient Paper, Inc.*	593	729
PH Glatfelter Co.	63,800	1,322,574
Resolute Forest Products, Inc.*	112,800	621,528

		6,034,949

Personal Products - 0.18%
Mannatech, Inc.*	8,400	187,488
Natural Alternatives
International, Inc.*+	6,400	86,592
Nutraceutical International Corp.*	28,700	698,845

		972,925

Pharmaceuticals - 0.13%
Cumberland
Pharmaceuticals, Inc.*	23,000	103,270
Enanta Pharmaceuticals, Inc.*+	20,000	587,400

		690,670

Professional Services - 2.61%
CBIZ, Inc.*	142,600	1,438,834
CDI Corp.	51,689	324,607
CRA International, Inc.*	53,500	1,050,740
FTI Consulting, Inc.*	56,700	2,013,417
Heidrick & Struggles International, Inc.	55,000	1,303,500
ICF International, Inc.*	36,229	1,245,191
Mistras Group, Inc.*	15,000	371,550

Industry Company	Shares	Value

Professional Services (continued)
Navigant Consulting, Inc.*	144,600	$ 2,286,126
RPX Corp.*	269,200	3,031,192
VSE Corp.	11,800	801,102

		13,866,259

Real Estate Management & Development - 0.28%
Forestar Group, Inc.*	80,000	1,043,200
RE/MAX Holdings, Inc., Class A	6,168	211,562
St. Joe Co. (The)*+	15,000	257,250

		1,512,012

Road & Rail - 1.89%
ArcBest Corp.	88,700	1,915,033
Celadon Group, Inc.	57,200	599,456
Covenant Transportation Group, Inc., Class A*	93,900	2,271,441
Greenbrier Companies., Inc. (The)+	18,000	497,520
Marten Transport, Ltd.	152,982	2,863,823
PAM Transportation Services, Inc.*	19,205	591,514
Providence & Worcester Railroad Co.+	2,000	28,800
Roadrunner Transportation Systems, Inc.*	25,200	313,992
USA Truck, Inc.*	51,436	969,054

		10,050,633

Semiconductors & Semiconductor Equipment - 2.72%
Advanced Energy Industries, Inc.*	44,400	1,544,676
Alpha & Omega Semiconductor, Ltd.*	214,244	2,538,791
Amkor Technology, Inc.*	202,291	1,191,494
AXT, Inc.*	100,000	247,000
Brooks Automation, Inc.	400	4,160
Cohu, Inc.	5,000	59,400
Diodes, Inc.*	105,399	2,118,520
FormFactor, Inc.*	15,000	109,050
GigOptix, Inc.*	60,000	162,000
inTEST Corp.*+	55,000	214,500
IXYS Corp.	57,500	645,150
Kulicke & Soffa Industries, Inc.*	123,632	1,399,514
NeoPhotonics Corp.*+	50,000	702,000
Photronics, Inc.*	205,050	2,134,571
Rudolph Technologies, Inc.*	39,600	540,936
SunEdison Semiconductor Ltd.*	40,000	259,200
Ultra Clean Holdings, Inc.*	85,700	459,352

www.bridgeway.com	9

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
Xcerra Corp.*	25,000	$ 163,000

		14,493,314

Software - 1.52%
Ebix, Inc.+	110,000	4,486,900
Epiq Systems, Inc.	50,000	751,000
GSE Systems, Inc.*	22,500	60,975
Mind CTI Ltd.	200	404
Net 1 UEPS Technologies, Inc.*	277,900	2,556,680
NetSol Technologies, Inc.*	31,000	216,380

		8,072,339

Specialty Retail - 2.33%
Barnes & Noble Education, Inc.*	51,824	507,875
Barnes & Noble, Inc.	112,000	1,384,320
Big 5 Sporting Goods Corp.	132,345	1,470,353
Children’s Place, Inc. (The)	20,200	1,686,094
Citi Trends, Inc.	28,900	515,287
Finish Line, Inc. (The), Class A	23,600	497,960
Genesco, Inc.*	7,000	505,750
Haverty Furniture Cos., Inc.	12,700	268,732
hhgregg, Inc.*	48,100	101,491
New York & Co., Inc.*+	48,100	190,476
Rent-A-Center, Inc.	2,000	31,700
Shoe Carnival, Inc.	41,400	1,116,144
Sonic Automotive, Inc., Class A	30,000	554,400
Stage Stores, Inc.+	54,255	437,295
Systemax, Inc.*	500	4,385
Tandy Leather Factory, Inc.*+	3,000	20,850
Tilly’s, Inc., Class A*	75,800	507,102
Trans World Entertainment Corp.*	70,000	254,800
TravelCenters of America LLC*	249,400	1,688,438
West Marine, Inc.*	35,300	320,877
Zumiez, Inc.*	15,500	308,760

		12,373,089

Textiles, Apparel & Luxury Goods - 0.91%
Abercrombie & Fitch Co.,
Class A	50,000	1,577,000
Delta Apparel, Inc.*	10,000	191,400
Movado Group, Inc.	15,000	412,950
Perry Ellis International, Inc.*	138,100	2,542,421
Rocky Brands, Inc.	9,900	126,126

		4,849,897

Industry Company	Shares	Value

Thrifts & Mortgage Finance - 4.07%
Astoria Financial Corp.	112,100	$ 1,775,664
Bank Mutual Corp.	124,700	943,979
Berkshire Hills Bancorp, Inc.	50,565	1,359,693
Brookline Bancorp, Inc.	45,000	495,450
Cape Bancorp, Inc.+	29,300	393,792
Charter Financial Corp.	5,000	67,500
Cheviot Financial Corp.+	3,893	57,188
Chicopee Bancorp, Inc.	12,500	220,500
Dime Community Bancshares, Inc.	42,100	741,802
Entegra Financial Corp.*	5,000	86,850
ESSA Bancorp, Inc.	33,100	446,519
Federal Agricultural Mortgage Corp., Class C	21,500	811,195
First Defiance Financial Corp.	29,000	1,113,890
First Financial Northwest, Inc.	35,182	463,347
Fox Chase Bancorp, Inc.	31,000	598,920
Hingham Institution for Savings	30	3,573
HMN Financial, Inc.*	23,800	267,988
Home Bancorp, Inc.	17,311	464,108
HomeStreet, Inc.*	1,000	20,810
HopFed Bancorp, Inc.+	18,100	207,245
Lake Sunapee Bank Group	2,000	27,960
Meta Financial Group, Inc.	16,477	751,351
Northwest Bancshares, Inc.	107,266	1,449,164
Ocean Shore Holding Co.	14,200	248,784
OceanFirst Financial Corp.+	39,900	705,432
Ocwen Financial Corp.*+	131,000	323,570
Oritani Financial Corp.	74,400	1,262,568
Pathfinder Bancorp, Inc.	3,000	33,060
Provident Financial Holdings, Inc.	51,000	869,550
Provident Financial Services, Inc.	69,700	1,407,243
Pulaski Financial Corp.	29,900	482,885
Riverview Bancorp, Inc.	87,000	365,400
Security National Financial Corp., Class A*	82,191	418,352
SI Financial Group, Inc.	55,700	775,901
Territorial Bancorp, Inc.	21,200	552,472
Timberland Bancorp, Inc.+	9,000	113,760
TrustCo Bank Corp.	55,000	333,300
United Community Bancorp	11,800	160,952
United Community Financial Corp.	324	1,902
Westfield Financial, Inc.	53,081	447,473
WSFS Financial Corp.	12,000	390,240

		21,661,332

10	Quarterly Report | March 31, 2016 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

	Industry Company	Shares	Value

Common Stocks (continued)
Trading Companies & Distributors - 1.38%
	AeroCentury Corp.*	4,300	$ 45,795
	Aircastle, Ltd.	24,600	547,104
	CAI International, Inc.*	90,600	875,196
	General Finance Corp.*+	80,700	367,992
	Houston Wire & Cable Co.	24,000	167,760
	Kaman Corp.+	6,600	281,754
	Rush Enterprises, Inc., Class A*	177,700	3,241,248
	TAL International Group, Inc.	17,250	266,340
	Titan Machinery, Inc.*+	4,500	52,020
	Veritiv Corp.*	12,700	473,202
	Willis Lease Finance Corp.*	48,400	1,044,956

			7,363,367

Wireless Telecommunication Services - 0.39%
	Spok Holdings, Inc.	118,864	2,081,309

TOTAL COMMON STOCKS - 99.88%			531,433,643

(Cost $472,144,864)

RIGHTS - 0.01%
	Leap Wireless CVRΔ	32,900	41,454

TOTAL RIGHTS - 0.01%			41,454

(Cost $80,276)

WARRANTS - 0.00%
	Eagle Bulk Shipping, Inc., expiring 10/15/21*	3,317	63

TOTAL WARRANTS - 0.00%			63

(Cost $105,563)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.20%
Dreyfus Cash Management Fund**	0.30%	1,086,626	1,086,626

TOTAL MONEY MARKET FUND - 0.20%			1,086,626

(Cost $1,086,626)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.14%
Dreyfus Cash Management Fund**	0.30%	16,697,007	16,697,007

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.14%			16,697,007

(Cost $ 16,697,007)

Value

TOTAL INVESTMENTS - 103.23%	$549,258,793
(Cost $490,114,336)
Liabilities in Excess of Other Assets - (3.23%)	(17,172,233)

NET ASSETS - 100.00%	$532,086,560

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2016.
^	Rate disclosed as of March 31, 2016.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
+	This security or a portion of the security is out on loan as of March 31, 2016. Total loaned securities had a value of $16,494,869 as of March 31, 2016.

CVR - Contingent Value Right

LLC - Limited Liability Company

PLC - Public Limited Company

www.bridgeway.com	11

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 03/31/2016 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$531,433,643	$—	$—	$531,433,643
Rights	—	—	41,454	41,454
Warrants	63	—	—	63
Money Market Fund	—	1,086,626	—	1,086,626
Investments Purchased with Cash Proceeds from Securities Lending	—	16,697,007	—	16,697,007

TOTAL	$531,433,706	$17,783,633	$41,454	$549,258,793

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)
	Rights	Total

Balance as of 06/30/2015	$41,454	$41,454
Purchases	—	—
Sales	—	—
Realized gain/(loss)	—	—
Change in Unrealized Appreciation/ (Depreciation)	—	—
Transfers in	—	—
Transfers out	—	—

Balance as of 03/31/2016	$41,454	$41,454

See Notes to Schedule of Investments.

12	Quarterly Report | March 31, 2016 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.64%
Aerospace & Defense - 1.14%
AAR Corp.	114,560	$2,665,811
API Technologies Corp.*	5,000	9,850
Arotech Corp.*	52,800	128,304
Cubic Corp.	10,000	399,600
DigitalGlobe, Inc.*	10,000	173,000
Ducommun, Inc.*	54,220	826,855
Erickson, Inc.*	1,500	2,475
LMI Aerospace, Inc.*	52,600	447,626
National Presto Industries, Inc.+	9,435	790,087
Sypris Solutions, Inc.*	8,004	7,604

		5,451,212

Air Freight & Logistics - 1.72%
Air T, Inc.*	6,700	161,872
Air Transport Services Group, Inc.*	291,526	4,483,670
Atlas Air Worldwide Holdings, Inc.*	41,900	1,771,113
Wesco Aircraft Holdings, Inc.*+	124,200	1,787,238

		8,203,893

Airlines - 1.95%
Hawaiian Holdings, Inc.*	135,600	6,398,964
SkyWest, Inc.	145,600	2,910,544

		9,309,508

Auto Components - 1.94%
China Automotive Systems, Inc.*	28,500	132,240
China XD Plastics Co., Ltd.*	17,400	56,028
Cooper-Standard Holding, Inc.*	55,510	3,987,838
Fuel Systems Solutions, Inc.*	402	2,223
Metaldyne Performance Group, Inc.	43,900	737,959
Modine Manufacturing Co.*	28,900	318,189
Shiloh Industries, Inc.*	500	2,565
SORL Auto Parts, Inc.*	74,129	133,432
Spartan Motors, Inc.	88,600	349,970
Strattec Security Corp.	3,600	206,604
Superior Industries International, Inc.	118,700	2,620,896
Titan International, Inc.+	136,000	731,680

		9,279,624

Biotechnology - 0.09%
AMAG Pharmaceuticals, Inc.*+	17,000	397,800

Industry Company	Shares	Value

Biotechnology (continued)
Enzon Pharmaceuticals, Inc.*	93,500	$ 43,945

		441,745

Building Products - 0.96%
Alpha Pro Tech, Ltd.*	500	910
Gibraltar Industries, Inc.*	84,706	2,422,592
Griffon Corp.	140,250	2,166,862

		4,590,364

Capital Markets - 1.28%
American Capital Senior Floating Ltd.	16,000	160,480
Arlington Asset Investment Corp., Class A+	3,700	46,361
Calamos Asset Management, Inc., Class A	69,700	591,753
Cowen Group, Inc., Class A*+	301,400	1,148,334
FBR & Co.	775	14,020
INTL FCStone, Inc.*	26,900	719,037
Investment Technology Group, Inc.	76,000	1,679,600
KCG Holdings, Inc., Class A*	75,900	907,005
Oppenheimer Holdings, Inc., Class A	4,419	69,732
Piper Jaffray Cos.*	16,100	797,916

		6,134,238

Chemicals - 2.87%
American Vanguard Corp.	34,200	539,676
China Green Agriculture, Inc.*+	80,300	108,405
Core Molding Technologies, Inc.*	11,900	148,512
FutureFuel Corp.	54,500	642,555
Gulf Resources, Inc.*	85,750	138,057
Intrepid Potash, Inc.*	50,000	55,500
KMG Chemicals, Inc.	38,200	881,274
Kraton Performance Polymers, Inc.*	185,575	3,210,447
Olin Corp.+	20,900	363,033
OMNOVA Solutions, Inc.*	62,300	346,388
Schulman (A.), Inc.	116,100	3,160,242
Stepan Co.	65,400	3,615,966
Trecora Resources*	8,600	82,732
Tredegar Corp.	28,900	454,308

		13,747,095

www.bridgeway.com	13

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Banks - 14.41%
1st Constitution Bancorp*	5,250	$ 66,465
1st Source Corp.	57,750	1,838,760
Access National Corp.	600	11,898
ACNB Corp.	600	13,428
American National Bankshares, Inc.	13,060	330,810
American River Bankshares*	20,744	210,759
AmeriServ Financial, Inc.	5,000	14,950
Banco Latinoamericano de Comercio Exterior SA	15,000	363,300
Bank of Commerce Holdings	47,900	304,165
Bankwell Financial Group, Inc.	1,000	19,570
Banner Corp.	25,057	1,053,396
Bar Harbor Bankshares	10,500	348,810
Baylake Corp.+	5,600	89,432
BBCN Bancorp, Inc.	2,600	39,494
BCB Bancorp, Inc.	11,300	113,113
Beneficial Bancorp, Inc.*	20,000	273,800
BNC Bancorp+	74,956	1,583,071
Boston Private Financial Holdings, Inc.	10,000	114,500
BSB Bancorp, Inc.*	23,800	534,786
C&F Financial Corp.	2,400	91,680
Camden National Corp.	5,853	245,826
Capital City Bank Group, Inc.+	81,250	1,185,437
Cardinal Financial Corp.	24,478	498,127
Central Pacific Financial Corp.	47,100	1,025,367
Central Valley Community Bancorp	21,000	233,730
Century Bancorp, Inc., Class A	14,300	556,413
Chemical Financial Corp.+	60,300	2,152,107
Chemung Financial Corp.	3,000	79,050
Citizens & Northern Corp.+	10,000	198,800
Civista Bancshares, Inc.	2,000	20,620
CNB Financial Corp.	31,900	561,121
Codorus Valley Bancorp, Inc.	4,188	84,681
Community Bankers Trust Corp.*	25,000	125,000
Community Trust Bancorp, Inc.	32,500	1,147,900
ConnectOne Bancorp, Inc.	15,000	245,250
Customers Bancorp, Inc.*	20,000	472,600
Eastern Virginia Bankshares, Inc.+	7,051	47,171
Enterprise Bancorp, Inc.	175	4,592

Industry Company	Shares	Value

Commercial Banks (continued)
Farmers Capital Bank Corp.	13,400	$ 354,028
Farmers National Banc Corp.	150	1,336
Fidelity Southern Corp.	16,200	259,848
Financial Institutions, Inc.	40,300	1,171,521
First Bancorp	51,600	972,660
First Bancorp, Inc.	11,800	230,218
First BanCorp.*	146,000	426,320
First Busey Corp.	37,166	761,160
First Business Financial Services, Inc.	5,100	116,943
First Commonwealth Financial Corp.	121,200	1,073,832
First Community Bancshares, Inc.	44,100	874,944
First Connecticut Bancorp, Inc.+	4,800	76,608
First Financial Corp.	38,830	1,328,374
First Internet Bancorp	1,200	28,044
First Interstate BancSystem, Inc., Class A	94,600	2,661,098
First Merchants Corp.	71,000	1,673,470
First Midwest Bancorp, Inc.	115,900	2,088,518
First of Long Island Corp. (The)	18,000	513,000
First United Corp.*	3,000	32,850
Flushing Financial Corp.	43,300	936,146
FNB Corp.	62,291	810,406
German American Bancorp, Inc.+	12,500	402,500
Great Southern Bancorp, Inc.	39,850	1,479,630
Green Bancorp, Inc.*+	100,000	757,000
Hampton Roads Bankshares, Inc.*+	265,225	469,448
Heartland Financial USA, Inc.	10,950	337,150
Heritage Commerce Corp.	30,000	300,300
Heritage Financial Corp.	40,502	711,620
Heritage Oaks Bancorp	200	1,558
HomeTrust Bancshares, Inc.*	50,000	916,500
Horizon Bancorp	20,363	503,373
Independent Bank Corp., MI	80,500	1,171,275
Independent Bank Group, Inc.+	17,787	487,364
International Bancshares Corp.	89,200	2,199,672
Lakeland Bancorp, Inc.+	104,940	1,065,141
Landmark Bancorp, Inc.	2,100	52,521
LCNB Corp.+	1,500	24,105

14	Quarterly Report | March 31, 2016 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Banks (continued)
LegacyTexas Financial Group, Inc.	20,000	$ 393,000
Macatawa Bank Corp.	12,550	78,437
MainSource Financial Group, Inc.	41,500	875,235
MBT Financial Corp.	62,011	499,189
Mercantile Bank Corp.	2,000	44,840
Merchants Bancshares, Inc.	5,000	148,700
Middleburg Financial Corp.	22,463	485,201
MidWestOne Financial Group, Inc.	13,800	378,810
Monarch Financial Holdings, Inc.	591	9,817
MutualFirst Financial, Inc.	700	17,640
National Bankshares, Inc.+	1,000	34,320
NBT Bancorp, Inc.	20,932	564,117
Northrim BanCorp, Inc.	24,073	575,585
Norwood Financial Corp.+	1,000	27,360
OFG Bancorp	4,200	29,358
Old Line Bancshares, Inc.	50	902
Old National Bancorp	30,600	373,014
Old Second Bancorp, Inc.*	30,050	215,459
Opus Bank	5,000	170,000
Orrstown Financial Services, Inc.	16,700	289,244
Pacific Continental Corp.	56,600	912,958
Pacific Mercantile Bancorp*	20,000	140,000
Park Sterling Corp.	50,298	335,488
Parke Bancorp, Inc.+	1,200	15,900
Peapack Gladstone Financial Corp.	4,968	83,959
Peoples Bancorp, Inc.+	29,850	583,269
Preferred Bank	36,000	1,089,000
Premier Financial Bancorp, Inc.	26,066	410,800
QCR Holdings, Inc.	27,300	651,105
Renasant Corp.	70,004	2,303,832
Republic Bancorp, Inc., Class A	25,700	663,831
S&T Bancorp, Inc.	30,700	790,832
Salisbury Bancorp, Inc.	1,183	37,608
Sandy Spring Bancorp, Inc.	14,300	397,969
SB Financial Group, Inc.+	28,952	298,495
Shore Bancshares, Inc.	30,000	359,400
Sierra Bancorp	42,200	765,930
South State Corp.	16,911	1,086,194
Southern National Bancorp of Virginia, Inc.	35,000	417,200
Southwest Bancorp, Inc.	23,900	359,695
State Bank Financial Corp.	39,300	776,568
Summit State Bank	5,000	68,200

Industry Company	Shares	Value

Commercial Banks (continued)
Sussex Bancorp	15,000	$ 187,500
Tompkins Financial Corp.	8,400	537,600
TowneBank+	222	4,260
TriCo Bancshares	200	5,064
TriState Capital Holdings, Inc.*	51,760	652,176
Triumph Bancorp, Inc.*	11,600	183,628
Trustmark Corp.	20,800	479,024
Union Bankshares Corp.	58,628	1,444,008
United Community Banks, Inc.	57,770	1,067,012
United Security Bancshares, Inc.+	3,000	24,300
Univest Corp. of Pennsylvania	39,200	764,792
WesBanco, Inc.+	66,385	1,972,298
Westbury Bancorp, Inc.*	1,000	19,000
Wilshire Bancorp, Inc.	25,000	257,500

		68,927,083

Commercial Services & Supplies - 3.68%
ACCO Brands Corp.*	339,800	3,051,404
Acme United Corp.	2,000	32,680
Brink’s Co. (The)	22,500	755,775
Command Security Corp.*	17,800	40,940
Ecology & Environment, Inc., Class A	2,811	28,222
EnerNOC, Inc.*+	90,000	673,200
Ennis, Inc.	149,265	2,918,131
Heritage-Crystal Clean, Inc.*	14,246	141,605
Huron Consulting Group, Inc.*	9,100	529,529
James River Group Holdings, Ltd.	65,600	2,116,256
Kelly Services, Inc., Class A	68,400	1,307,808
Kimball International, Inc., Class B	103,800	1,178,130
McGrath RentCorp	93,000	2,332,440
Quad/Graphics, Inc.	25,000	323,500
RCM Technologies, Inc.*	4,000	21,240
TRC Cos., Inc.*	51,400	372,650
Versar, Inc.*	35,000	84,700
Viad Corp.	57,894	1,688,189
Willdan Group, Inc.*	1,600	15,440

		17,611,839

Communications Equipment - 1.79%
Bel Fuse, Inc., Class B	63,600	928,560
Black Box Corp.	14,400	193,968
Blonder Tongue Laboratories*	17,859	6,786

www.bridgeway.com	15

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Communications Equipment (continued)
ClearOne, Inc.	26,500	$ 307,400
Communications Systems, Inc.	4,950	36,382
Comtech Telecommunications Corp.	29,215	682,755
Finisar Corp.*	68,000	1,240,320
Harmonic, Inc.*	600	1,962
KVH Industries, Inc.*	18,200	173,810
NETGEAR, Inc.*	101,900	4,113,703
PC-Tel, Inc.	56,000	267,680
Polycom, Inc.*	54,100	603,215

		8,556,541

Computers & Peripherals - 0.32%
Concurrent Computer Corp.	3,400	20,060
Datalink Corp.*	500	4,570
QLogic Corp.*	101,500	1,364,160
USA Technologies, Inc.*	30,000	130,800

		1,519,590

Construction & Engineering - 1.47%
Aegion Corp.*	120,300	2,537,127
Goldfield Corp. (The)*	114,000	193,800
Great Lakes Dredge & Dock Corp.*	99,550	443,993
Integrated Electrical Services, Inc.*	3,600	52,812
KB Home+	60,400	862,512
MasTec, Inc.*+	63,500	1,285,240
MYR Group, Inc.*	25,000	627,750
Northwest Pipe Co.*	1,000	9,220
Orion Marine Group, Inc.*	13,400	69,412
Tutor Perini Corp.*	61,200	951,048

		7,032,914

Consumer Finance - 1.58%
Asta Funding, Inc.*	10,350	92,219
Cash America International, Inc.	85,100	3,288,264
Consumer Portfolio Services, Inc.*	116,650	493,429
Encore Capital Group, Inc.*+	23,400	602,316
Ezcorp, Inc., Class A*	6,100	18,117
Green Dot Corp., Class A*	56,900	1,306,993
Nelnet, Inc., Class A	6,900	271,653
Nicholas Financial, Inc.*	31,800	343,122
Regional Management Corp.*	52,100	891,431
World Acceptance Corp.*	7,000	265,440

		7,572,984

Industry Company	Shares	Value

Distributors - 0.34%
AMCON Distributing Co.	1,350	$ 108,135
Essendant, Inc.	35,600	1,136,708
VOXX International Corp.*	83,064	371,296

		1,616,139

Diversified Consumer Services - 0.49%
American Public Education, Inc.*	8,000	165,040
DeVry Education Group, Inc.	24,000	414,480
K12, Inc.*	23,500	232,415
Lincoln Educational Services Corp.*	97,105	240,820
Regis Corp.*	83,250	1,264,568
Universal Technical Institute, Inc.	5,000	21,550

		2,338,873

Diversified Financial Services - 0.70%
Enova International, Inc.*	22,783	143,761
GAIN Capital Holdings, Inc.	39,900	261,744
Higher One Holdings, Inc.*	80,400	314,364
Marlin Business Services Corp.	15,775	225,740
PHH Corp.*	19,000	238,260
Resource America, Inc., Class A	71,900	414,863
Sterling Bancorp	87,576	1,395,086
Summit Financial Group, Inc.	1,500	23,205
Tiptree Financial, Inc., Class A+	56,200	320,340

		3,337,363

Diversified Telecommunication Services - 1.36%
Alaska Communications Systems Group, Inc.*	313,487	558,007
Atlantic Tele-Network, Inc.	25,900	1,963,997
Hawaiian Telcom Holdco, Inc.*	45,400	1,069,170
Iridium Communications, Inc.*+	367,125	2,889,274

		6,480,448

Electrical Equipment - 0.87%
Broadwind Energy, Inc.*	6,075	18,286
Encore Wire Corp.	6,500	253,045
General Cable Corp.	120,000	1,465,200
Highpower International, Inc.*	25,922	48,474
II-VI, Inc.*	63,404	1,376,501
LSI Industries, Inc.	15,000	176,250

16	Quarterly Report | March 31, 2016 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Electrical Equipment (continued)
Powell Industries, Inc.	25,000	$ 745,250
Preformed Line Products Co.	1,200	43,824
Ultralife Corp.*	8,350	42,752

		4,169,582

Electronic Equipment, Instruments & Components - 3.40%
Benchmark Electronics, Inc.*	121,800	2,807,490
Electro Rent Corp.	31,503	291,718
Fabrinet*	60,150	1,945,853
GSI Group, Inc.*+	11,000	155,760
Insight Enterprises, Inc.*	44,883	1,285,449
Iteris, Inc.*	65,000	158,600
Key Tronic Corp.*	11,900	85,085
Kimball Electronics, Inc.*	59,100	660,147
Multi-Fineline Electronix, Inc.*	54,330	1,260,999
PAR Technology Corp.*	98,400	652,392
PCM, Inc.*	82,175	659,044
Plexus Corp.*	500	19,760
Rofin-Sinar Technologies, Inc.*	26,200	844,164
Sanmina Corp.*	149,100	3,485,958
SMTC Corp.*	13,500	20,250
TTM Technologies, Inc.*	219,402	1,459,023
Vishay Precision Group, Inc.*	31,667	443,655
Wireless Telecom Group, Inc.*	10,000	13,200

		16,248,547

Energy Equipment & Services - 1.30%
Basic Energy Services, Inc.*	700	1,932
C&J Energy Services, Ltd.*+	30,000	42,300
CARBO Ceramics, Inc.+	500	7,100
Checkpoint Systems, Inc.*	500	5,060
ENGlobal Corp.*	86,300	88,889
Era Group, Inc.*	57,200	536,536
Gulf Island Fabrication, Inc.	25,100	197,035
Helix Energy Solutions Group, Inc.*	15,000	84,000
Natural Gas Services Group, Inc.*	75,888	1,641,457
Newpark Resources, Inc.*	12,500	54,000
Parker Drilling Co.*	543,630	1,152,496
PHI, Inc.*	27,750	524,198
Pioneer Energy Services Corp.*	63,700	140,140
SEACOR Holdings, Inc.*+	30,200	1,644,390
Tesco Corp.*	10,500	90,405

		6,209,938

Industry Company	Shares	Value

Food & Staples Retailing - 1.72%
Andersons, Inc. (The)	44,700	$1,404,027
Ingles Markets, Inc., Class A	92,805	3,480,187
SpartanNash Co.	78,682	2,384,851
Village Super Market, Inc., Class A	1,100	26,576
Weis Markets, Inc.	20,700	932,742

		8,228,383

Food Products - 0.74%
Alico, Inc.+	8,100	223,641
Fresh Del Monte Produce, Inc.	3,200	134,624
Omega Protein Corp.*	123,650	2,094,631
Post Holdings, Inc.*	11,700	804,609
S&W Seed Co.*	10,000	41,800
Seneca Foods Corp., Class A*	6,650	231,021

		3,530,326

Health Care Equipment & Supplies - 0.44%
AngioDynamics, Inc.*	17,000	208,930
Electromed, Inc.*	10,000	41,500
Exactech, Inc.*	17,500	354,550
FONAR Corp.*	2,000	30,760
Halyard Health, Inc.*	27,000	775,710
Invacare Corp.+	12,000	158,040
Kewaunee Scientific Corp.	2,500	41,625
Merit Medical Systems, Inc.*	18,100	334,669
Symmetry Surgical, Inc.*	18,200	179,452

		2,125,236

Health Care Providers & Services - 1.77%
Amedisys, Inc.*	23,710	1,146,141
Five Star Quality Care, Inc.*	141,650	324,378
Healthways, Inc.*	24,500	247,205
InfuSystems Holdings, Inc.*	35,178	123,827
Kindred Healthcare, Inc.	101,700	1,255,995
LHC Group, Inc.*	500	17,780
Magellan Health, Inc.*	27,125	1,842,601
National Healthcare Corp.+	8,920	555,716
PharMerica Corp.*	5,300	117,183
Premier, Inc., Class A*	13,000	433,680
Select Medical Holdings Corp.	110,000	1,299,100
Triple-S Management Corp., Class B*	45,100	1,121,186

		8,484,792

Hotels, Restaurants & Leisure - 2.88%
Caesars Entertainment Corp.*+	30,000	204,000
Century Casinos, Inc.*	69,200	426,272

www.bridgeway.com	17

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Flanigan’s Enterprises, Inc.+	2,500	$ 47,400
International Speedway Corp., Class A	75,760	2,796,302
Intrawest Resorts Holdings, Inc.*+	25,000	213,750
Luby’s, Inc.*	179,100	868,635
Marcus Corp. (The)	136,454	2,585,803
Monarch Casino & Resort, Inc.*	22,300	433,958
Nevada Gold & Casinos, Inc.*	10,000	21,500
Peak Resorts, Inc.	93,600	318,240
Penn National Gaming, Inc.*	125,500	2,094,595
Red Lion Hotels Corp.*	80,695	680,259
Ruby Tuesday, Inc.*	230,200	1,238,476
Speedway Motorsports, Inc.	92,863	1,841,473

		13,770,663

Household Durables - 1.45%
Bassett Furniture Industries, Inc.	52,959	1,687,274
CSS Industries, Inc.	68,558	1,914,825
Hooker Furniture Corp.	15,000	492,750
Lifetime Brands, Inc.	24,999	376,735
NACCO Industries, Inc., Class A	16,450	944,395
P&F Industries, Inc., Class A	492	4,704
William Lyon Homes, Class A*+	15,000	217,350
ZAGG, Inc.*	144,000	1,297,440

		6,935,473

Household Products - 0.75%
Central Garden & Pet Co., Class A*	221,400	3,606,606

Insurance - 9.10%
1347 Property Insurance Holdings, Inc.*	17,500	103,950
Ambac Financial Group, Inc.*	3,000	47,400
American Equity Investment Life Holding Co.	30,250	508,200
American Independence Corp.*	15,264	303,754
AMERISAFE, Inc.	56,500	2,968,510
Argo Group International Holdings Ltd.	20,787	1,192,966
Baldwin & Lyons, Inc., Class B	43,700	1,075,457
Citizens, Inc.*+	14,800	107,152

Industry Company	Shares	Value

Insurance (continued)
Donegal Group, Inc., Class A+	74,100	$ 1,065,558
EMC Insurance Group, Inc.	34,025	872,741
Employers Holdings, Inc.	75,900	2,135,826
Endurance Specialty Holdings Ltd.	5,000	326,700
FBL Financial Group, Inc., Class A	45,666	2,809,372
Federated National Holding Co.	38,012	747,316
Fidelity & Guaranty Life	45,000	1,180,800
First Acceptance Corp.*	145,000	261,000
Hallmark Financial Services, Inc.*	50,158	576,817
HCI Group, Inc.+	20,000	666,000
Heritage Insurance Holdings, Inc.	20,000	319,400
Horace Mann Educators Corp.	74,950	2,375,165
Independence Holding Co.	14,950	238,004
Infinity Property & Casualty Corp.	9,200	740,600
Investors Title Co.	1,000	91,070
Kansas City Life Insurance Co.+	24,900	996,000
Kingstone Cos., Inc.	4,000	33,040
Maiden Holdings, Ltd.+	167,450	2,166,803
MBIA, Inc.*	102,800	909,780
National Interstate Corp.	16,000	478,720
National Western Life Group, Inc., Class A	5,350	1,233,870
Navigators Group, Inc. (The)*	37,650	3,157,705
NMI Holdings, Inc., Class A*	110,000	555,500
OneBeacon Insurance Group Ltd., Class A	107,500	1,368,475
Safety Insurance Group, Inc.	31,800	1,814,508
Selective Insurance Group, Inc.	50,100	1,834,161
State Auto Financial Corp.	31,786	701,199
State National Cos, Inc.+	20,000	252,000
Stewart Information Services Corp.	68,350	2,479,738
Third Point Reinsurance Ltd.*+	100,500	1,142,685
United Fire Group, Inc.	60,900	2,668,638
United Insurance Holdings Corp.	53,400	1,025,814

		43,532,394

18	Quarterly Report | March 31, 2016 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Internet & Catalog Retail - 0.24%
CafePress, Inc.*	11,000	$ 40,590
FTD Cos., Inc.*	27,160	712,950
Lands’ End, Inc.*+	16,000	408,160

		1,161,700

Internet Software & Services - 0.87%
Autobytel, Inc.*	600	10,416
Blucora, Inc.*	110,500	570,180
Liquidity Services, Inc.*	35,000	181,300
Marchex, Inc., Class B	167,169	743,902
MeetMe, Inc.*	41,731	118,516
Monster Worldwide, Inc.*+	532,600	1,736,276
RetailMeNot, Inc.*	10,000	80,100
Synacor, Inc.*	15,000	21,000
United Online, Inc.*	59,999	692,388
Unwired Planet, Inc.*+	833	8,205

		4,162,283

IT Services - 1.38%
CIBER, Inc.*	501	1,057
Computer Task Group, Inc.	72,400	369,964
Edgewater Technology, Inc.*	11,710	91,221
Engility Holdings, Inc.*	250	4,690
ManTech International Corp., Class A	78,882	2,523,435
ModusLink Global Solutions, Inc.*+	105,300	154,791
NCI, Inc., Class A*	60,700	850,407
NeuStar, Inc., Class A*+	17,000	418,200
Newtek Business Services Corp.	2,730	34,125
PRGX Global, Inc.*	97,300	459,256
Sykes Enterprises, Inc.*	56,750	1,712,715

		6,619,861

Leisure Equipment & Products - 0.52%
Arctic Cat, Inc.*+	7,100	119,280
JAKKS Pacific, Inc.*+	129,100	960,504
Johnson Outdoors, Inc., Class A	63,850	1,418,747

		2,498,531

Machinery - 2.26%
American Railcar Industries, Inc.+	18,000	733,140
Ampco-Pittsburgh Corp.	905	12,589
Art’s-Way Manufacturing Co. Inc.*	5,000	14,450
Briggs & Stratton Corp.	169,450	4,053,244
Chicago Rivet & Machine Co.	1,000	24,100

Industry Company	Shares	Value

Machinery (continued)
Cleantech Solutions International, Inc.*+	12,000	$ 14,760
Columbus McKinnon Corp.	33,800	532,688
Dynamic Materials Corp.	100	648
Eastern Co. (The)	20,104	330,108
FreightCar America, Inc.	20,700	322,506
Hardinge, Inc.	71,200	887,864
Hurco Companies, Inc.	11,015	363,385
Hyster-Yale Materials Handling, Inc.	2,700	179,820
Kennametal, Inc.	24,000	539,760
L.B. Foster Co., Class A	8,900	161,624
L.S. Starrett Co. (The), Class A	23,900	247,365
NN, Inc.	47,500	649,800
Supreme Industries, Inc., Class A	30,450	269,178
TriMas Corp.*	19,500	341,640
Wabash National Corp.*	87,000	1,148,400
WSI Industries, Inc.	1,000	3,370

		10,830,439

Marine - 2.19%
Dorian LPG, Ltd.*+	170,954	1,606,968
Navios Maritime Acquisition Corp.	456,200	725,358
Nordic American Tankers Ltd.+	149,400	2,105,046
Overseas Shipholding Group, Inc., Class B	7,200	15,480
Rand Logistics, Inc.*+	6,600	6,270
Scorpio Tankers, Inc.	580,000	3,381,400
Ship Finance International, Ltd.+	95,500	1,326,495
Teekay Tankers, Ltd., Class A	359,710	1,320,136

		10,487,153

Media - 1.46%
Entercom Communications Corp., Class A*	122,405	1,295,045
Eros International PLC*+	19,300	222,143
Global Sources, Ltd.*	5,000	40,500
Harte-Hanks, Inc.	500	1,265
Journal Media Group, Inc.	683	8,169
New Media Investment Group, Inc.	29,800	495,872
Reading International, Inc., Class A*+	70,400	843,392
Saga Communications, Inc., Class A	2,250	90,135

www.bridgeway.com	19

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Media (continued)
Salem Media Group, Inc.	25,700	$ 148,032
Scholastic Corp.+	75,950	2,838,252
Sizmek, Inc.*	32,500	94,250
Townsquare Media, Inc., Class A*	81,044	908,503

		6,985,558

Metals & Mining - 2.74%
Carpenter Technology Corp.+	25,400	869,442
Century Aluminum Co.*+	107,900	760,695
Coeur Mining, Inc.*+	179,700	1,009,914
Ferroglobe PLC	50,000	440,500
Gold Resource Corp.	20,000	46,600
Handy & Harman, Ltd.*	30,300	828,705
Haynes International, Inc.	22,200	810,300
Hecla Mining Co.	749,000	2,082,220
Kaiser Aluminum Corp.	26,700	2,257,218
Materion Corp.	71,700	1,898,616
Olympic Steel, Inc.	22,300	386,013
Schnitzer Steel Industries, Inc., Class A	66,500	1,226,260
Stillwater Mining Co.*+	24,465	260,552
Synalloy Corp.	7,000	55,440
Thompson Creek Metals Co., Inc.*	10,000	2,334
Universal Stainless & Alloy Products, Inc.*+	16,200	165,078

		13,099,887

Multiline Retail - 0.34%
Fred’s, Inc., Class A	108,450	1,616,989

Oil, Gas & Consumable Fuels - 6.65%
Abraxas Petroleum Corp.*	81,600	82,416
Adams Resources & Energy, Inc.	11,600	463,768
Alon USA Energy, Inc.+	240,700	2,484,024
Ardmore Shipping Corp.+	176,488	1,491,324
Bill Barrett Corp.*+	500	3,110
Bonanza Creek Energy, Inc.*	5,000	7,950
California Resources Corp.*	754,000	776,620
Callon Petroleum Co.*	122,200	1,081,470
Carrizo Oil & Gas, Inc.*	1,000	30,920
Clayton Williams Energy, Inc.*+	68,600	611,912
Cloud Peak Energy, Inc.*	1,000	1,950
Delek US Holdings, Inc.	60,000	914,400
DHT Holdings, Inc.	261,800	1,507,968
Earthstone Energy, Inc.*+	4,000	48,440

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Forum Energy Technologies, Inc.*	75,000	$ 990,000
GasLog Ltd.+	34,500	336,030
Golden Ocean Group Ltd.*	1,000	695
Gran Tierra Energy, Inc.*	527,700	1,303,419
Green Plains, Inc.	96,450	1,539,342
Hallador Energy Co.+	71,600	327,212
Independence Contract Drilling, Inc.*+	108,081	515,546
ION Geophysical Corp.*+	9,333	75,411
Matador Resources Co.*+	59,500	1,128,120
McDermott International, Inc.*+	857,000	3,505,130
Mexco Energy Corp.*	6,000	14,520
Mitcham Industries, Inc.*	5,000	15,300
MRC Global, Inc.*	138,020	1,813,583
New Concept Energy, Inc.*	3,600	3,060
Northern Oil and Gas, Inc.*+	15,000	59,850
Oasis Petroleum, Inc.*+	213,000	1,550,640
Oil States International, Inc.*	18,000	567,360
Pacific Ethanol, Inc.*	800	3,744
PDC Energy, Inc.*	13,100	778,795
Renewable Energy Group, Inc.*	348,319	3,288,131
REX American Resources Corp.*+	25,250	1,400,618
Ring Energy, Inc.*	28,300	142,915
Sanchez Energy Corp.*+	500	2,745
SM Energy Co.+	22,000	412,280
Stone Energy Corp.*	100	79
Synergy Resources Corp.*+	100,000	777,000
TETRA Technologies, Inc.*	269,900	1,713,865
VAALCO Energy, Inc.*	30,500	28,670
W&T Offshore, Inc.*+	600	1,314

		31,801,646

Paper & Forest Products - 1.01%
Clearwater Paper Corp.*	16,182	784,989
Mercer International, Inc.	89,950	850,027
Orient Paper, Inc.*+	200	246
PH Glatfelter Co.	129,500	2,684,535
Resolute Forest Products, Inc.*	94,700	521,797

		4,841,594

Personal Products - 0.26%
Mannatech, Inc.*	25,700	573,624
Natural Alternatives International, Inc.*	6,000	81,180

20	Quarterly Report | March 31, 2016 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Personal Products (continued)
Nutraceutical International Corp.*	23,250	$ 566,138

		1,220,942

Pharmaceuticals - 0.02%
Cumberland Pharmaceuticals, Inc.*	20,300	91,147

Professional Services - 2.51%
CBIZ, Inc.*	128,300	1,294,547
CDI Corp.	35,700	224,196
CRA International, Inc.*	51,000	1,001,640
FTI Consulting, Inc.*	56,500	2,006,315
Heidrick & Struggles International, Inc.	55,440	1,313,928
ICF International, Inc.*	35,000	1,202,950
Navigant Consulting, Inc.*	170,900	2,701,929
RPX Corp.*	105,596	1,189,011
VSE Corp.	15,830	1,074,699

		12,009,215

Real Estate Management & Development - 0.55%
Farmland Partners, Inc.+	3,800	40,774
Forestar Group, Inc.*	100,500	1,310,520
Griffin Industrial Realty, Inc.	4,000	98,240
RE/MAX Holdings, Inc., Class A	26,900	922,670
St. Joe Co. (The)*+	15,000	257,250

		2,629,454

Road & Rail - 1.48%
ArcBest Corp.	57,800	1,247,902
Celadon Group, Inc.	60,600	635,088
Covenant Transportation Group, Inc., Class A*	80,650	1,950,923
Greenbrier Companies., Inc. (The)+	22,100	610,844
Marten Transport, Ltd.	60,466	1,131,924
P.A.M. Transportation Services, Inc.*	27,527	847,832
Roadrunner Transportation Systems, Inc.*	18,767	233,837
USA Truck, Inc.*	21,435	403,835

		7,062,185

Semiconductors & Semiconductor Equipment - 2.16%
Advanced Energy Industries, Inc.*	23,000	800,170
Alpha & Omega Semiconductor, Ltd.*	161,905	1,918,574
Amkor Technology, Inc.*	255,200	1,503,128

Industry Company	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
AXT, Inc.*	25,000	$ 61,750
Brooks Automation, Inc.	500	5,200
Cohu, Inc.	30,000	356,400
Diodes, Inc.*	44,400	892,440
FormFactor, Inc.*	15,000	109,050
GigOptix, Inc.*	65,000	175,500
inTEST Corp.*	54,500	212,550
IXYS Corp.	39,000	437,580
Kulicke & Soffa Industries, Inc.*	100,300	1,135,396
Photronics, Inc.*	171,470	1,785,003
Rudolph Technologies, Inc.*	31,100	424,826
Sigma Designs, Inc.*	3,800	25,840
Ultra Clean Holdings, Inc.*	57,000	305,520
Xcerra Corp.*	30,000	195,600

		10,344,527

Software - 0.84%
Ebix, Inc.+	40,000	1,631,600
Epiq Systems, Inc.	30,000	450,600
Everyday Health, Inc.*	37,000	207,200
GSE Systems, Inc.*	22,500	60,975
Mind CTI Ltd.	500	1,010
Net 1 UEPS Technologies, Inc.*+	166,100	1,528,120
NetSol Technologies, Inc.*	16,680	116,426

		3,995,931

Specialty Retail - 3.24%
Barnes & Noble Education, Inc.*	50,560	495,488
Barnes & Noble, Inc.	114,000	1,409,040
Big 5 Sporting Goods Corp.	119,603	1,328,789
Children’s Place, Inc. (The)	17,900	1,494,113
Christopher & Banks Corp.*	200	478
Citi Trends, Inc.	51,150	912,004
Finish Line, Inc. (The), Class A	103,000	2,173,300
Genesco, Inc.*	5,000	361,250
Haverty Furniture Cos., Inc.	30,300	641,148
hhgregg, Inc.*+	38,500	81,235
New York & Co., Inc.*	32,700	129,492
Rent-A-Center, Inc.	800	12,680
Shoe Carnival, Inc.	46,600	1,256,336
Sonic Automotive, Inc., Class A	73,500	1,358,280
Stage Stores, Inc.+	245	1,975
Systemax, Inc.*+	3,000	26,310
Tilly’s, Inc., Class A*	67,400	450,906

www.bridgeway.com	21

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Specialty Retail (continued)
Trans World Entertainment Corp.*	30,000	$ 109,200
TravelCenters of America LLC*	219,850	1,488,385
West Marine, Inc.*	86,000	781,740
Zumiez, Inc.*+	48,400	964,128

		15,476,277

Textiles, Apparel & Luxury Goods - 1.09%
Abercrombie & Fitch Co., Class A+	43,000	1,356,220
Delta Apparel, Inc.*	13,200	252,648
Movado Group, Inc.	25,600	704,768
Perry Ellis International, Inc.*	135,184	2,488,737
Rocky Brands, Inc.	30,450	387,933

		5,190,306

Thrifts & Mortgage Finance - 3.85%
Astoria Financial Corp.	120,900	1,915,056
Bank Mutual Corp.	121,800	922,026
Berkshire Hills Bancorp, Inc.	40,970	1,101,683
Brookline Bancorp, Inc.	30,000	330,300
Cape Bancorp, Inc.	26,100	350,784
Cheviot Financial Corp.	1,200	17,628
Chicopee Bancorp, Inc.	12,500	220,500
Citizens Community Bancorp, Inc.	2,500	22,375
Dime Community Bancshares, Inc.	15,000	264,300
ESSA Bancorp, Inc.	35,000	472,150
Federal Agricultural Mortgage Corp., Class C+	7,500	282,975
First Defiance Financial Corp.	29,150	1,119,651
First Financial Northwest, Inc.	26,400	347,688
Fox Chase Bancorp, Inc.	10,500	202,860
Hingham Institution for Savings	1,143	136,143
Home Bancorp, Inc.	15,597	418,156
HopFed Bancorp, Inc.	23,500	269,075
Lake Sunapee Bank Group	2,000	27,960
Laporte Bancorp, Inc.	11,000	173,360
Meta Financial Group, Inc.	20,078	915,557
Northwest Bancshares, Inc.+	44,837	605,748
Ocean Shore Holding Co.	14,800	259,296

Industry Company	Shares	Value

Thrifts & Mortgage Finance (continued)
OceanFirst Financial Corp.+	50,488	$ 892,628
Ocwen Financial Corp.*+	50,000	123,500
Oritani Financial Corp.	50,000	848,500
Provident Financial Holdings, Inc.	27,200	463,760
Provident Financial Services, Inc.	67,400	1,360,806
Prudential Bancorp, Inc.	957	13,704
Pulaski Financial Corp.	800	12,920
Riverview Bancorp, Inc.	72,478	304,408
Security National Financial Corp., Class A*	13,671	69,585
SI Financial Group, Inc.	30,000	417,900
Territorial Bancorp, Inc.	21,900	570,714
Timberland Bancorp, Inc.	7,000	88,480
TrustCo Bank Corp.	20,000	121,200
United Community Bancorp	10,000	136,400
United Community Financial Corp.	163	957
United Financial Bancorp, Inc.	10,000	125,900
Westfield Financial, Inc.	53,000	446,790
WSFS Financial Corp.	63,000	2,048,760

		18,422,183

Trading Companies & Distributors - 1.06%
AeroCentury Corp.*	4,300	45,795
CAI International, Inc.*	37,100	358,386
General Finance Corp.*	85,064	387,892
Houston Wire & Cable Co.	24,000	167,760
Kaman Corp.	16,500	704,385
Rush Enterprises, Inc., Class A*	48,600	886,464
TAL International Group, Inc.	7,000	108,080
Titan Machinery, Inc.*	75,500	872,780
Veritiv Corp.*	11,133	414,816
Willis Lease Finance Corp.*	50,950	1,100,011

		5,046,369

Wireless Telecommunication Services - 0.41%
Spok Holdings, Inc.	111,100	1,945,361

TOTAL COMMON STOCKS - 99.64%		476,532,931

(Cost $414,768,218)

22	Quarterly Report | March 31, 2016 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2016 (Unaudited)

Industry Company		Shares	Value

WARRANTS - 0.00%
Eagle Bulk Shipping, Inc.*		8,501	$160

TOTAL WARRANTS - 0.00%			160

(Cost $70,770)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.44%
Dreyfus Cash Management Fund	0.30%	2,101,718	2,101,718

TOTAL MONEY MARKET FUND - 0.44%			2,101,718

(Cost $2,101,718)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 7.98%
Dreyfus Cash Management Fund**	0.30%	38,154,728	38,154,728

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 7.98%			38,154,728

(Cost $38,154,728)

TOTAL INVESTMENTS - 108.06%			$516,789,537

(Cost $455,095,434)
Liabilities in Excess of Other Assets - (8.06%)			(38,560,043)

NET ASSETS - 100.00%			$478,229,494

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2016.
^	Rate disclosed as of March 31, 2016.
+	This security or a portion of the security is out on loan as of March 31, 2016. Total loaned securities had a value of $37,332,985 as of March 31, 2016.

LLC - Limited Liability Company

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 03/31/2016 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$476,532,931	$—	$ —	$476,532,931
Warrants	160	—	—	160
Money Market Fund	—	2,101,718	—	2,101,718
Investments Purchased with Cash Proceeds from Securities Lending	—	38,154,728	—	38,154,728

TOTAL	$476,533,091	$40,256,446	$ —	$516,789,537

See Notes to Schedule of Investments.

www.bridgeway.com	23

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 10 investment funds as of March 31, 2016 (each is referred to as a “Bridgeway Fund” and collectively, the “Bridgeway Funds”). Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Blue Chip 35 Index and Managed Volatility Funds are presented in a separate report. The Omni Small-Cap Value Fund and Omni Tax-Managed Small-Cap Value Fund (each a “Fund” and together, the “Funds”) are presented in this report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of March 31, 2016, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Momentum, Small-Cap Growth and Small-Cap Value. 50,000,000 shares have been classified into the Managed Volatility Fund.

All of the Bridgeway Funds are no-load, diversified funds.

The Funds seek to provide long-term total return on capital, primarily through capital appreciation.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Bridgeway Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

Securities and Other Investments Valuation Securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system, the securities are valued based on the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange, or NOCP, in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to a fair valued security for purposes of calculating the Funds’ NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical assets

24	Quarterly Report | March 31, 2016 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

The Dreyfus Cash Management Fund, which is held by the Funds, invests primarily in securities that are valued at cost or amortized cost. Therefore, these investments are classified as Level 2 investments.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Fund’s results of operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of March 31, 2016 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended March 31, 2016, the Omni Small-Cap Value Fund and the Omni Tax-Managed Small-Cap Value Fund each transferred a security with a value of $206,125 from Level 2 to Level 1 as of the end of the period, due to the market becoming active. There were no transfers from Level 1 to Level 2 in any of the Funds.

Risks and Uncertainties The Funds provide for various investment options, including stocks. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date.

Bridgeway Funds’ expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Bridgeway Funds’ total net assets or other appropriate basis.

www.bridgeway.com	25

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2016 (Unaudited)

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), applicable to regulated investment companies, and to distribute income to the extent necessary so that such Fund is not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/ depreciation and the cost of investment securities for tax purposes, including short-term securities at March 31, 2016, were as follows:

	Omni Small-Cap Value	Omni Tax-Managed Small-Cap Value
Gross appreciation (excess of value over tax cost)	$ 97,653,776	$ 90,981,585
Gross depreciation (excess of tax cost over value)	(38,633,589)	(29,293,875)
Net unrealized appreciation	$ 59,020,187	$ 61,687,710
Cost of investments for income tax purposes	$490,238,606	$455,101,827

The differences between book and tax net unrealized appreciation (depreciation) are due to wash sale loss deferrals and basis adjustments on passive foreign investment companies (PFICs), partnerships and business development companies.

26	Quarterly Report | March 31, 2016 (Unaudited)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bridgeway Funds, Inc.

By (Signature and Title)* /s/ John N. R. Montgomery
John N. R. Montgomery, President and Principal Executive Officer
(principal executive officer)

Date May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John N. R. Montgomery
John N. R. Montgomery, President and Principal Executive Officer
(principal executive officer)

Date May 25, 2016

By (Signature and Title)*	/s/ Linda G. Giuffré
Linda G. Giuffré, Treasurer and Principal Financial Officer
(principal financial officer)

Date May 25, 2016

* Print the name and title of each signing officer under his or her signature.